Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Unaudited)
December 31, 2025
|
December 31, 2025

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COMMON STOCKS  0.0%
(a)
767 Altice France SA
(b)
13,746
Total Common Stock
(Cost $12,263) 13,746
ASSET BACKED OBLIGATIONS 8.5%
Aaset LLC ,
416,273 Series 2022-1A-A 6.00%
(c)
05/16/2047 425,273
Aaset Ltd. ,
382,914 Series 2024-2A-B 6.61%
(c)
09/16/2049 387,096
Aaset MT-1 Ltd. ,
497,756 Series 2025-3A-B 5.73%
(c)
02/16/2050 497,063
Aaset Trust ,
387,844 Series 2021-2A-A 2.80%
(c)
01/15/2047 367,992
247,571 Series 2024-1A-A1 6.26%
(c)
05/16/2049 253,363
408,500 Series 2024-1A-B 6.90%
(c)
05/16/2049 416,181
581,431 Series 2025-1A-A 5.94%
(c)
02/16/2050 594,931
Affirm Asset Securitization Trust ,
975,000 Series 2025-X1-B 5.19%
(c)
04/15/2030 977,888
875,000 Series 2025-X2-D 5.23%
(c)
10/15/2030 877,300
Affirm Master Trust ,
1,250,000 Series 2025-1A-C 5.28%
(c)
02/15/2033 1,259,590
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(c)
06/17/2040 2,081,468
Avant Loans Funding Trust ,
600,000 Series 2024-REV1-B 6.17%
(c)
10/15/2033 608,605
1,300,000 Series 2025-REV1-C 6.06%
(c)
05/15/2034 1,310,198
Business Jet Securities LLC ,
407,309 Series 2024-2A-B 5.75%
(c)
09/15/2039 407,796
Castlelake Aircraft Structured Trust ,
467,320 Series 2025-1A-A 5.78%
(c)
02/15/2050 475,196
Cherry Securitization Trust ,
550,000 Series 2025-1A-A 6.13%
(c)
11/15/2032 558,744
Cloud Capital Holdco LP ,
500,000 Series 2024-2A-A2 5.92%
(c)
11/22/2049 506,482
Cologix Data Centers US Issuer LLC ,
750,000 Series 2021-1A-A2 3.30%
(c)
12/26/2051 737,406
Compass Datacenters Issuer II LLC ,
250,000 Series 2024-2A-B2 6.00%
(c)
08/25/2049 251,883
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(c)
02/25/2053 497,751
DataBank Issuer II LLC ,
1,000,000 Series 2025-1A-A2 5.18%
(c)
09/27/2055 986,953
Dividend Solar Loans LLC ,
364,338 Series 2018-1-B 4.29%
(c)
07/20/2038 344,444
EWC Master Issuer LLC ,
482,500 Series 2022-1A-A2 5.50%
(c)
03/15/2052 477,257
ExteNet Issuer LLC ,
500,000 Series 2024-1A-B 6.15%
(c)
07/25/2054 506,972
GoodLeap Home Improvement Solutions Trust ,
867,755 Series 2025-2A-B 5.98%
(c)
06/20/2049 875,432
GreenSky Home Improvement Issuer Trust ,
135,000 Series 2025-2A-B 5.07%
(c)
06/25/2060 136,488
700,000 Series 2025-3A-D 5.15%
(c)
12/27/2060 700,209
Hilton Grand Vacations Trust ,
96,376 Series 2022-1D-C 4.69%
(c)
06/20/2034 96,290
1,100,000 Series 2025-3EXT-B 4.90%
(c)
10/25/2044 1,105,502
Horizon Aircraft Finance IV Ltd. ,
468,750 Series 2024-1-A 5.38%
(c)
09/15/2049 471,223
Hyundai Auto Receivables Trust ,
950,000 Series 2024-C-B 4.67% 01/15/2031 964,314
Invitation Homes Trust ,
1,167,000 Series 2024-SFR1-D 4.25%
(c)
09/17/2041 1,132,459
Jack in the Box Funding LLC ,
231,250 Series 2022-1A-A2II 4.14%
(c)
02/26/2052 202,961
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Lmrk Issuer Co. LLC ,
1,000,000 Series 2025-1A-A 5.52%
(c)
09/15/2055 1,010,481
Lunar Structured Aircraft Portfolio Notes ,
654,881 Series 2021-1-A 2.64%
(c)
10/15/2046 624,465
Mosaic Solar Loan Trust ,
418,723 Series 2018-2GS-A 4.20%
(c)
02/22/2044 394,065
509,560 Series 2024-1A-A 5.50%
(c)
09/20/2049 495,514
Pagaya AI Debt Trust ,
128,992 Series 2024-1-A 6.66%
(c)
07/15/2031 129,329
Pret LLC ,
1,430,890 Series
2024-NPL6-A1 5.93%
(c)(d)
10/25/2054 1,432,773
1,549,454 Series
2025-NPL2-A1 5.84%
(c)(d)
03/25/2055 1,554,934
957,845 Series
2025-NPL7-A1 5.66%
(c)(d)
07/25/2055 961,048
Progress Residential Trust ,
2,670,872 Series 2024-SFR2-A 3.30%
(c)
04/17/2041 2,580,069
2,500,000 Series 2024-SFR4-C 3.33%
(c)
07/17/2041 2,371,260
QTS Issuer ABS II LLC ,
1,000,000 Series 2025-1A-B 5.78%
(c)
10/05/2055 972,350
Redaptive Eaas Issuer LLC ,
750,000 Series 2025-1A-A 5.94%
(c)
03/25/2042 752,764
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(c)
09/15/2048 499,573
Sabey Data Center Issuer LLC ,
650,000 Series 2024-1-A2 6.00%
(c)
04/20/2049 657,469
Scalelogix Abs Us Issuer LLC ,
1,000,000 Series 2025-1A-B 6.16%
(c)
07/25/2055 1,005,983
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(c)
01/30/2052 498,410
SERVPRO Master Issuer LLC ,
491,250 Series 2024-1A-A2 6.17%
(c)
01/25/2054 507,863
SMB Private Education Loan Trust ,
323,337 Series 2021-A-B 2.31%
(c)
01/15/2053 316,656
SoFi Consumer Loan Program Trust ,
500,000 Series 2025-1-C 5.42%
(c)
02/27/2034 508,186
1,500,000 Series 2025-2-B 4.97%
(c)
06/25/2034 1,515,988
500,000 Series 2025-3-C 5.04%
(c)
08/15/2034 503,140
Stellantis Financial Underwritten Enhanced Lease Trust ,
1,200,000 Series 2025-CA-C 4.44%
(c)
08/20/2030 1,202,663
Subway Funding LLC ,
297,000 Series 2024-1A-A23 6.51%
(c)
07/30/2054 307,603
396,000 Series 2024-3A-A23 5.91%
(c)
07/30/2054 394,068
Switch ABS Issuer LLC ,
500,000 Series 2024-2A-B 6.20%
(c)
06/25/2054 504,138
500,000 Series 2025-2A-B 6.24%
(c)
10/25/2055 501,661
Textainer Marine Containers VII Ltd. ,
307,417 Series 2024-1A-A 5.25%
(c)
08/20/2049 309,475
Tricon Residential Trust ,
2,000,000 Series 2024-SFR3-C 5.25%
(c)
08/17/2041 1,998,210
1,106,547 Series 2025-SFR2-A 5.20%
(c)
08/17/2044 1,117,773
Upstart Securitization Trust ,
848,905 Series 2025-2-A2 5.22%
(c)
06/20/2035 853,374
939,000 Series 2025-3-A2 4.60%
(c)
09/20/2035 941,406
USQ Rail III LLC ,
483,026 Series 2024-1A-A 4.99%
(c)
09/28/2054 484,214
VCAT LLC ,
738,099 Series
2025-NPL1-A1 5.88%
(c)(d)
01/25/2055 741,260
VOLT C LLC ,
127,797 Series
2021-NPL9-A1 5.99%
(c)(d)
05/25/2051 127,878

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Washington Mutual WMABS Trust ,
3,477,883 Series 2007-HE2-
2A2 (CME Term
SOFR 1 Month
+ 0.55%, 0.44%
Floor ) 4.29% 02/25/2037 1,103,730
Willis Engine Structured Trust IX ,
1,000,000 Series 2025-B-A 5.16%
(c)
12/15/2050 1,004,659
Zayo Issuer LLC ,
385,000 Series 2025-1A-B 6.09%
(c)
03/20/2055 392,152
Total Asset Backed Obligations
(Cost $51,801,525) 52,769,294
BANK LOANS 2.3%
1261229 BC Ltd. ,
24,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
6.25% ) 9.97% 10/08/2030 24,359
AAdvantage Loyalty IP Ltd. ,
89,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.13% 05/28/2032 90,110
Acrisure LLC ,
292,985 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.72% 11/06/2030 293,123
ADMI Corp. ,
93,440 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 7.58% 12/23/2027 88,884
AI Aqua Merger Sub, Inc. ,
226,938 Senior Secured
First Lien Term
Loan (TSFR1M +
3%; TSFR3M + 3%
+ 3.00%, 0.50%
Floor ) 6.86% 07/31/2028 227,693
Alera Group, Inc. ,
89,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 05/31/2032 90,309
Allied Universal Holdco LLC ,
89,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 08/20/2032 90,350
Allison Transmission, Inc. ,
140,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
1.75% ) 5.43% 01/03/2033 140,904
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Altice France SA ,
140,626 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
6.88% ) 10.86% 05/30/2031 140,772
American Axle & Manufacturing, Inc. ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 6.98% 09/20/2032 80,166
AmWINS Group, Inc. ,
128,949 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.75%
Floor ) 5.97% 01/30/2032 129,465
Applied Systems, Inc. ,
10,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.17% 02/23/2032 10,195
Apro LLC ,
113,835 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.68% 07/09/2031 114,547
Ardonagh Group Finco Pty. Ltd. ,
124,376 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.42% 02/18/2031 124,350
Ascend Learning LLC ,
232,637 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 6.72% 12/11/2028 233,737
Aspire Bakeries Holdings LLC ,
59,400 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50% ) 7.22% 12/23/2030 59,816
Asurion LLC ,
54,812 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 7.97% 09/19/2030 54,859
30,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.08% 01/19/2029 29,546

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
AthenaHealth Group, Inc. ,
258,697 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor ) 6.47% 02/15/2029 259,505
Aveanna Healthcare LLC ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 7.47% 09/17/2032 105,529
Bausch + Lomb Corp. ,
29,325 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 7.72% 09/29/2028 29,398
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.00% ) 7.51% 01/15/2031 25,294
203,975 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 7.97% 01/15/2031 206,372
BCPE Empire Holdings, Inc. ,
127,515 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 6.97% 12/11/2030 126,399
Blackfin Pipeline LLC ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.75% 10/01/2032 90,281
Boots Group Bidco Ltd. (The) ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.21% 08/30/2032 75,500
Boxer Parent Co., Inc. ,
158,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 6.82% 07/30/2032 158,574
Bradyplus Holdings LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.19% 12/13/2032 24,776
Caesars Entertainment, Inc. ,
154,607
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 5.97% 02/06/2031 153,447
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Camelot U.S. Acquisition LLC ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.47% 01/31/2031 74,145
Cengage Learning, Inc. ,
29,626 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 1.00%
Floor ) 7.23% 03/24/2031 29,783
Clarios Global LP ,
209,475 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.47% 01/28/2032 210,817
Clydesdale Acquisition Holdings, Inc. ,
63,029 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.18%, 0.50%
Floor ) 6.89% 04/13/2029 63,152
Colossus Acquireco LLC ,
244,388 Senior Secured
First Lien Term
Loan (TSFR1D +
1.75% ) 5.41% 07/30/2032 244,497
CommScope, Inc. ,
297,834 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 8.47% 12/18/2029 298,781
Construction Partners, Inc. ,
69,300 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.22% 11/03/2031 69,906
Corpay Technologies Operating Co. LLC ,
19,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 5.47% 04/28/2028 19,842
Cotiviti, Inc. ,
53,445 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.62% 05/01/2031 51,486
89,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.62% 03/26/2032 86,192
CPI Holdco B LLC ,
19,949 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 5.92% 05/19/2031 20,015

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Crown Finance U.S., Inc. ,
139,250 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.50% ) 8.34% 12/02/2031 137,597
CSC Holdings LLC ,
19,534 Senior Secured
First Lien Term
Loan (US Prime
Rate + 1.50% ) 8.25% 04/15/2027 17,120
Dawn Bidco LLC ,
285,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50% ) 6.73% 10/07/2032 284,493
DG Investment Intermediate Holdings 2, Inc. ,
245,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 7.47% 07/09/2032 245,919
DIRECTV Financing LLC ,
1,135 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.00%, 0.75%
Floor ) 9.10% 08/02/2027 1,139
EAB Global, Inc. ,
25 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.72% 08/16/2030 23
Eagle Parent Corp. ,
143,264 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 7.92% 04/02/2029 143,826
Edelman Financial Engines Center LLC (The) ,
30,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 8.97% 10/20/2028 30,013
EG America LLC ,
30,184 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.32% 02/07/2028 30,338
EMRLD Borrower LP ,
64,190 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.25% ) 6.12% 08/04/2031 64,396
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Flutter Financing BV ,
34,825 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.67% 06/04/2032 34,879
Focus Financial Partners LLC ,
143,089 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.42% 09/15/2031 143,491
Freeport LNG Investments LLLP ,
99,947 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.12% 12/21/2028 100,479
Froneri U.S., Inc. ,
255,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.25% ) 6.12% 09/30/2032 255,356
Frontier Communications Holdings LLC ,
109,724 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.24% 07/01/2031 109,947
Gainwell Acquisition Corp. ,
204,145 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor ) 7.77% 10/01/2027 200,929
Garda World Security Corp. ,
158,300 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.75% 02/01/2029 159,171
GBT U.S. III LLC ,
39,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.36% 07/25/2031 39,784
Gen Digital, Inc. ,
99,500 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 5.47% 04/16/2032 99,699
Genmab A/S ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 6.73% 12/13/2032 75,446

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GFL Environmental Services, Inc. ,
124,688 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.27% 03/03/2032 125,373
GIP Pilot Acquisition Partners LP ,
19,483 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.94% 10/04/2030 19,553
Golden State Foods LLC ,
49,488 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.00% 12/04/2031 49,859
Grant Thornton Advisors LLC ,
149,624 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.47% 06/02/2031 150,092
84,788 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.72% 06/02/2031 85,227
Green Infrastructure Partners, Inc. ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.48% 09/24/2032 230,862
Hamilton Projects Acquiror LLC ,
13,823 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.22% 05/30/2031 13,941
Herc Holdings, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 5.52% 06/02/2032 30,194
Hexion Holdings Corp. ,
78,501 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor ) 7.73% 03/15/2029 75,907
Hightower Holding LLC ,
268,128 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.65% 02/03/2032 268,967
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
HUB International Ltd. ,
63,670 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.25%, 0.75%
Floor ) 6.12% 06/20/2030 64,072
Hunter Douglas, Inc. ,
72,157 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.00%, 0.50%
Floor ) 6.67% 01/16/2032 72,647
Husky Injection Molding Systems Ltd. ,
137,824 Senior Secured
First Lien Term
Loan (TSFR1M +
3.75%; TSFR3M +
3.75% + 3.75% ) 7.53% 02/15/2029 139,040
INEOS U.S. Finance LLC ,
23,024 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 02/18/2030 18,743
INEOS U.S. Petrochem LLC ,
24,688 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 7.97% 10/07/2031 16,649
ION Platform Finance U.S., Inc. ,
170,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.42% 09/30/2032 160,043
Kaman Corp. ,
127,585 Senior Secured
First Lien Term
Loan (TSFR3M +
2.5%; TSFR6M +
2.5% + 2.50% ) 6.38% 02/26/2032 128,256
1,156 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.38% 02/26/2032 1,162
Kenan Advantage Group, Inc. (The) ,
69,646 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 01/25/2029 69,159
Lavender Dutch BorrowerCo BV ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.01% 12/02/2032 70,656

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
LBM Acquisition LLC ,
78,034 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 7.58% 06/06/2031 73,408
LC Ahab U.S. Bidco LLC ,
94,122 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.72% 05/01/2031 94,515
Life Time, Inc. ,
49,626 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 5.78% 11/05/2031 49,879
LifePoint Health, Inc. ,
138,306 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.65% 05/19/2031 138,915
Live Nation Entertainment, Inc. ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 5.73% 10/21/2032 105,263
Lumen Technologies, Inc. ,
136,453 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.35% ) 6.18% 04/16/2029 135,933
Madison IAQ LLC ,
100,259 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.64% 05/06/2032 101,016
Madison Safety & Flow LLC ,
28,933 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.23% 09/26/2031 29,174
McAfee Corp. ,
59,101 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 6.72% 03/01/2029 54,736
Meade Pipeline Co. LLC ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.69% 09/22/2032 90,619
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Medline Borrower LP ,
49,377 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 5.47% 10/23/2030 49,616
MH Sub I LLC ,
141,704 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 7.97% 12/31/2031 121,932
Mitchell International, Inc. ,
128,060 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 6.97% 06/17/2031 128,637
25,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.25%, 0.50%
Floor ) 8.97% 06/07/2032 24,903
MIWD Holdco II LLC ,
94,287 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.47% 03/28/2031 94,493
Motion Finco Sarl ,
59,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.17% 11/13/2029 53,229
MX Holdings U.S., Inc. ,
24,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 5.72% 03/17/2032 25,010
NEP Group, Inc. ,
35,126 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.50% ) 8.22% 10/17/2031 32,359
Nexstar Media, Inc. ,
109,725 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.22% 06/28/2032 110,370
OneDigital Borrower LLC ,
118,500 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 6.72% 07/02/2031 118,947

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Ontario Gaming GTA LP ,
64,172 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.24% 08/01/2030 59,542
OPAL U.S. LLC ,
199,500 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 6.69% 04/28/2032 200,996
Openlane , Inc. ,
100,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.36% 10/01/2032 100,251
OVG Business Services LLC ,
249,369 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.72% 06/25/2031 250,148
Pacific Dental Services, Inc. ,
64,837 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.24% 03/17/2031 65,163
PetSmart LLC ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 7.73% 08/18/2032 74,789
Pinnacle Buyer LLC ,
33,548 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.49% 10/01/2032 33,716
Polaris Newco LLC ,
108,391 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 7.85% 06/02/2028 104,774
Prime Security Services Borrower LLC ,
124,687 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 5.58% 03/08/2032 124,523
Project Aurora U.S. Finco , Inc. ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.49% 09/30/2032 50,187
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Pye-Barker Fire & Safety LLC ,
39,150 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.21% 12/16/2032 39,440
Quikrete Holdings, Inc. ,
24,376 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 5.97% 03/19/2029 24,491
79,400 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 5.97% 02/10/2032 79,735
Radiology Partners, Inc. ,
144,638 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.22% 06/30/2032 144,559
RealPage, Inc. ,
64,831 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 6.93% 04/24/2028 64,856
29,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 7.45% 04/24/2028 29,908
Sabre GLBL, Inc. ,
12,301 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 6.00%, 0.50%
Floor ) 9.82% 11/15/2029 11,071
Savor Acquisition, Inc. ,
73,806 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 6.84% 02/19/2032 74,205
Signia Aerospace LLC ,
108,880 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.57% 12/11/2031 109,417
Six Flags Entertainment Corp. ,
39,400 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 5.72% 05/01/2031 39,014
Staples, Inc. ,
34,824 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.75% ) 9.60% 08/23/2029 33,159

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
StubHub Holdco Sub LLC ,
88,760 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 8.47% 03/15/2030 88,150
Sunrise Financing Partnership ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.43% 02/17/2032 105,507
Talen Energy Supply LLC ,
100,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.67% 11/25/2032 100,141
Team Health Holdings, Inc. ,
79,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.34% 06/30/2028 79,967
Tecta America Corp. ,
79,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.47% 02/18/2032 80,004
TKO Worldwide Holdings LLC ,
39,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.87% 11/21/2031 40,027
TransDigm , Inc. ,
314,213 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.22% 08/19/2032 315,876
Trident TPI Holdings, Inc. ,
64,836 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 7.42% 09/15/2028 62,438
Trucordia Insurance Holdings LLC ,
109,725 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 06/17/2032 109,176
Univision Communications, Inc. ,
164,582 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50% ) 7.42% 01/23/2029 164,454
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Verde Purchaser LLC ,
44,599 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 7.67% 11/30/2030 44,657
Vestis Corp. ,
89,094 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.07% 02/24/2031 82,078
Victory Capital Holdings, Inc. ,
29,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.67% 09/23/2032 30,135
Victra Holdings LLC ,
303,376 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.42% 03/30/2029 304,182
Virgin Media Bristol LLC ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.18% ) 7.05% 03/31/2031 104,195
Voyager Parent LLC ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.25% ) 8.02% 07/01/2032 35,069
134,663 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75% ) 8.42% 07/01/2032 134,928
Wand NewCo 3, Inc. ,
152,960 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.22% 01/30/2031 153,295
White Cap Supply Holdings LLC ,
104,011 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 10/19/2029 104,553
WhiteWater Matterhorn Holdings LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.31% 06/16/2032 25,130
X Corp. ,
70,000 Senior Secured
First Lien Term
Loan 9.50% 10/26/2029 69,887

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
234,051 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
6.50% ) 10.45% 10/26/2029 230,457
Zayo Group Holdings, Inc. ,
102,361 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% + 0.50%
PIK) 7.35% 03/11/2030 97,430
Zelis Payments Buyer, Inc. ,
123,924 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 11/26/2031 123,149
Total Bank Loans
(Cost $14,398,558) 14,443,106
COLLATERALIZED LOAN OBLIGATIONS 3.1%
Anthelion CLO Ltd. ,
1,000,000 Series 2025-1A-A1
(CME Term SOFR
3 Month + 1.50% ) 5.82%
(c)
07/20/2036 1,003,515
Apidos CLO XXXIX Ltd. ,
500,000 Series
2022-39A-A1R
(CME Term SOFR
3 Month + 1.23% ) 5.40%
(c)
10/21/2038 501,212
Apidos Loan Fund Ltd. ,
500,000 Series 2024-1A-A1R
(CME Term SOFR
3 Month + 1.25% ) 5.38%
(c)
10/25/2038 501,493
AREIT Ltd. ,
200,000 Series 2024-CRE9-B
(CME Term SOFR
1 Month + 2.54%,
2.54% Floor ) 6.29%
(c)
05/17/2041 200,153
Bain Capital Credit CLO Ltd. ,
500,000 Series 2025-4A-D1
(CME Term SOFR
3 Month + 2.60% ) 6.46%
(c)
01/17/2039 503,455
BDS LLC ,
280,000 Series 2022-FL11-B
(CME Term SOFR
1 Month + 2.35%,
2.35% Floor ) 6.08%
(c)
03/19/2039 281,819
Benefit Street Partners CLO 46 Ltd. ,
500,000 Series 2025-46A-A
(CME Term SOFR
3 Month + 1.21% ) 0.00%
(c)
01/25/2039 500,000
Benefit Street Partners CLO XXXVI Ltd. ,
500,000 Series 2024-36A-D1
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor ) 6.81%
(c)
01/25/2038 500,153
BRSP Ltd. ,
116,797 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.00%
(c)
08/19/2038 116,663
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BSPRT Issuer Ltd. ,
270,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor ) 7.02%
(c)
09/15/2035 270,951
Carlyle US CLO Ltd. ,
500,000 Series 2021-8A-A1R
(CME Term SOFR
3 Month + 1.27% ) 5.25%
(c)
10/15/2038 501,560
CBAM Ltd. ,
500,000 Series 2017-2A-BR
(CME Term SOFR
3 Month + 2.11%,
1.85% Floor ) 5.99%
(c)
07/17/2034 500,440
Crown City CLO I ,
500,000 Series
2020-1A-A1RR
(CME Term SOFR
3 Month + 1.37% ) 5.53%
(c)
07/20/2038 501,964
FS Rialto Issuer LLC ,
300,000 Series 2025-FL10-A
(CME Term SOFR
1 Month + 1.39%,
1.39% Floor ) 5.12%
(c)
08/19/2042 300,718
GoldenTree Loan Management US CLO 27 Ltd. ,
500,000 Series 2025-27A-D
(CME Term SOFR
3 Month + 2.60% ) 6.42%
(c)
01/20/2039 503,777
Greystone CRE Notes Ltd. ,
240,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor ) 5.51%
(c)
07/15/2039 239,946
ICG US CLO I Ltd. ,
500,000 Series 2023-1A-AR
(CME Term SOFR
3 Month + 1.38% ) 5.26%
(c)
07/18/2038 502,009
Invesco CLO Ltd. ,
500,000 Series 2021-3A-DR
(CME Term SOFR
3 Month + 3.10% ) 6.96%
(c)
10/22/2034 502,753
Jamestown CLO XII Ltd. ,
500,000 Series 2019-1A-ARR
(CME Term SOFR
3 Month + 1.37% ) 5.60%
(c)
03/20/2038 502,002
Kennedy Lewis CLO 12 Ltd. ,
500,000 Series 2023-12A-AR
(CME Term SOFR
3 Month + 1.33% ) 5.61%
(c)
07/20/2038 501,996
Kennedy Lewis CLO 13 Ltd. ,
500,000 Series 2023-13A-A1
(CME Term SOFR
3 Month + 1.80% ) 5.67%
(c)
01/20/2037 500,451
KREF Ltd. ,
210,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.15%
(c)
02/15/2039 210,068
LoanCore Issuer Ltd. ,
67,126 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.16%
(c)
11/15/2038 67,241

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Madison Park Funding LXIII Ltd. ,
500,000 Series
2023-63A-A1R
(CME Term SOFR
3 Month + 1.40% ) 5.27%
(c)
07/21/2038 502,167
Magnetite XXXV Ltd. ,
500,000 Series
2022-35A-A1RR
(CME Term SOFR
3 Month + 1.20% ) 4.92%
(c)
01/25/2039 500,000
Marble Point CLO XIX Ltd. ,
500,000 Series 2020-3A-AR2
(CME Term SOFR
3 Month + 1.30% ) 5.44%
(c)
10/19/2038 501,529
MF1 Multifamily Housing Mortgage Loan Trust ,
39,318 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor ) 4.93%
(c)
10/16/2036 39,355
260,000 Series 2024-FL14-
AS (CME Term
SOFR 1 Month
+ 2.24%, 2.24%
Floor ) 5.97%
(c)
03/19/2039 260,871
280,000 Series 2024-FL15-A
(CME Term SOFR
1 Month + 1.69%,
1.69% Floor ) 5.42%
(c)
08/18/2041 281,030
Neuberger Berman Loan Advisers CLO 44 Ltd. ,
500,000 Series 2021-44A-DR
(CME Term SOFR
3 Month + 2.65%,
2.65% Floor ) 6.54%
(c)
10/16/2035 502,024
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor ) 7.37%
(c)
10/25/2034 484,208
STWD Ltd. ,
67,037 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.05%
(c)
04/18/2038 67,123
Trestles CLO VI Ltd. ,
1,000,000 Series 2023-6A-A1R
(CME Term SOFR
3 Month + 1.18%,
1.18% Floor ) 5.04%
(c)
04/25/2038 1,000,077
Trestles CLO VIII Ltd. ,
500,000 Series 2025-8A-A1
(CME Term SOFR
3 Month + 1.33% ) 5.63%
(c)
06/11/2035 500,797
Vibrant CLO IV-R Ltd. ,
500,000 Series 2024-4RA-D1
(CME Term SOFR
3 Month + 3.75%,
3.75% Floor ) 7.63%
(c)
10/20/2037 503,233
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16% ) 6.07%
(c)
10/15/2030 1,002,963
500,000 Series 2014-4A-CR2
(CME Term SOFR
3 Month + 3.61% ) 7.52%
(c)
07/14/2031 500,781
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
500,000 Series 2021-1A-DR
(CME Term SOFR
3 Month + 2.80%,
2.80% Floor ) 6.70%
(c)
07/15/2034 501,573
500,000 Series 2023-1A-A1R
(CME Term SOFR
3 Month + 1.21% ) 4.96%
(c)
01/20/2039 500,560
Warwick Capital CLO 6 Ltd. ,
500,000 Series 2025-6A-A1
(CME Term SOFR
3 Month + 1.43% ) 5.53%
(c)
07/20/2038 502,310
Wind River CLO Ltd. ,
1,000,000 Series 2021-1A-D1R
(CME Term SOFR
3 Month + 3.95%,
3.95% Floor ) 7.83%
(c)
07/20/2037 1,012,005
500,000 Series
2021-3A-D1AR
(CME Term SOFR
3 Month + 3.00%,
3.00% Floor ) 6.88%
(c)
04/20/2038 500,892
Total Collateralized Loan Obligations
(Cost $19,247,989) 19,377,837
FOREIGN CORPORATE BONDS 7.6%
AUSTRALIA 0.1%
500,000 AngloGold Ashanti
Holdings plc 3.38% 11/01/2028 485,294
234,000 Rio Tinto Finance
USA plc 5.75% 03/14/2055 238,898
724,192
BERMUDA 0.0%
(a)
234,000 Triton Container
International Ltd. 3.25% 03/15/2032 212,867
BRAZIL 0.9%
221,049 Acu Petroleo
Luxembourg Sarl 7.50% 01/13/2032 225,847
700,000 Cosan Overseas
Ltd. 8.25%
(e)
02/05/2026 708,225
600,000 CSN Resources SA 5.88% 04/08/2032 473,235
400,000 Itau Unibanco
Holding SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.45%) 3.88% 04/15/2031 399,144
300,000 MARB BondCo plc 3.95% 01/29/2031 272,212
350,000 Minerva
Luxembourg SA 5.88% 01/19/2028 349,787
416,418 MV24 Capital BV 6.75% 06/01/2034 413,620
200,000 NBM US Holdings,
Inc. 6.63% 08/06/2029 202,593
211,000 Nexa Resources SA 6.50%
(c)
01/18/2028 216,323
200,000 Petrobras Global
Finance BV 5.13% 09/10/2030 196,236
405,260 Prumo
Participacoes e
Investimentos
S/A 7.50% 12/31/2031 416,078
200,000 Raizen Fuels
Finance SA 5.70% 01/17/2035 153,163
200,000 Raizen Fuels
Finance SA 6.70% 02/25/2037 161,896

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
600,000 Simpar Europe SA 5.20% 01/26/2031 483,750
179,000 Suzano
Netherlands BV 5.50% 01/15/2036 177,569
200,000 Ultrapar
International SA 5.25% 10/06/2026 200,210
173,000 Vale Overseas Ltd. 6.40% 06/28/2054 176,720
200,000 Vamos Europe SA 9.20%
(c)
01/26/2031 191,200
200,000 Yinson Bergenia
Production BV 8.50%
(c)
01/31/2045 209,925
5,627,733
CANADA 0.7%
65,000 Bausch Health Cos.,
Inc. 4.88%
(c)
06/01/2028 58,224
60,000 Bausch Health Cos.,
Inc. 5.25%
(c)
01/30/2030 42,275
228,000 Bell Canada (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.39%) 6.88% 09/15/2055 236,180
624,000 Canadian Imperial
Bank of
Commerce (SOFR
Compounded
Index + 0.60%) 4.24% 09/08/2028 626,548
281,000 CCL Industries, Inc. 3.05%
(c)
06/01/2030 265,305
243,000 Element Fleet
Management
Corp. 5.04%
(c)
03/25/2030 248,473
125,000 Garda World
Security Corp. 6.50%
(c)
01/15/2031 127,984
370,000 Garda World
Security Corp. 8.25%
(c)
08/01/2032 377,524
395,000 Husky Injection
Molding Systems
Ltd. 9.00%
(c)
02/15/2029 414,742
250,000 Ontario Gaming
GTA LP 8.00%
(c)
08/01/2030 237,237
699,000 Royal Bank of
Canada (SOFR +
0.98%) 4.31% 11/03/2031 695,918
279,000 TELUS Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.71%) 7.00% 10/15/2055 290,587
160,000 Toronto-Dominion
Bank (The) 4.93% 10/15/2035 159,954
438,000 Videotron Ltd. 5.70%
(c)
01/15/2035 447,999
4,228,950
CAYMAN ISLANDS 0.1%
530,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(c)
09/01/2027 550,298
CHILE 0.5%
400,000 CAP SA 3.90% 04/27/2031 327,370
200,000 Cencosud SA 4.38% 07/17/2027 200,200
388,348 Chile Electricity Lux
MPC II Sarl 5.67%
(c)
10/20/2035 404,364
194,174 Chile Electricity Lux
MPC II Sarl 5.67% 10/20/2035 202,182
774,175 Chile Electricity Lux
MPC Sarl 6.01% 01/20/2033 814,363
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
180,834 Chile Electricity PEC
SpA 0.00% 01/25/2028 162,976
400,000 Corp. Nacional del
Cobre de Chile 3.00% 09/30/2029 379,913
282,480 GNL Quintero SA 4.63% 07/31/2029 282,790
200,000 Inversiones CMPC
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.83%) 6.70%
(c)
12/09/2057 201,112
2,975,270
COLOMBIA 0.4%
147,916 AL Candelaria
Spain SA 7.50% 12/15/2028 150,008
250,000 AL Candelaria
Spain SA 5.75% 06/15/2033 222,036
200,000 Aris Mining Corp. 8.00%
(c)
10/31/2029 208,893
400,000 Banco Davivienda
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.59%) 8.13%
(c)
07/02/2035 419,952
300,000 Banco de Bogota
SA 6.25% 05/12/2026 301,502
150,000 Banco GNB
Sudameris SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
6.66%) 7.50% 04/16/2031 148,986
450,000 Empresas Publicas
de Medellin ESP 4.38% 02/15/2031 412,008
160,900 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 168,945
200,000 SURA Asset
Management SA 6.35%
(c)
05/13/2032 213,766
2,246,096
FRANCE 0.1%
90,000 Altice France SA 6.88%
(c)
07/15/2032 86,364
318,000 Credit Agricole SA
(SOFR + 1.36%) 4.82%
(c)
09/25/2033 317,703
324,000 Societe Generale
SA (SOFR +
1.73%) 5.44%
(c)
10/03/2036 324,826
728,893
GUATEMALA 0.2%
500,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 498,800
450,000 Millicom
International
Cellular SA 6.25% 03/25/2029 454,443
953,243
HONG KONG 0.0%
(a)
210,000 Seaspan Corp. 5.50%
(c)
08/01/2029 199,614
INDIA 0.7%
200,000 Adani Electricity
Mumbai Ltd. 3.95% 02/12/2030 186,436

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Adani Electricity
Mumbai Ltd. 3.87% 07/22/2031 180,018
306,000 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 282,146
200,000 Adani Ports &
Special Economic
Zone Ltd. 3.10% 02/02/2031 177,433
164,250 Adani Renewable
Energy RJ Ltd. 4.63% 10/15/2039 139,903
665,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 600,827
400,000 BPRL International
Singapore Pte.
Ltd. 4.38% 01/18/2027 400,286
695,000 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 647,227
400,000 JSW Infrastructure
Ltd. 4.95% 01/21/2029 401,200
800,000 ONGC Videsh
Vankorneft Pte.
Ltd. 3.75% 07/27/2026 797,642
250,000 Reliance Industries
Ltd. 3.67% 11/30/2027 248,036
200,000 Wipro IT Services
LLC 1.50% 06/23/2026 197,432
4,258,586
INDONESIA 0.4%
200,000 Bank Negara
Indonesia
Persero Tbk . PT 3.75% 03/30/2026 198,997
400,000 Freeport Indonesia
PT 4.76% 04/14/2027 402,687
575,360 Minejesa Capital
BV 4.63% 08/10/2030 573,696
700,000 Pertamina Persero
PT 1.40% 02/09/2026 697,413
700,000 Perusahaan
Perseroan
Persero PT
Perusahaan
Listrik Negara 4.13% 05/15/2027 698,875
200,000 Perusahaan
Perseroan
Persero PT
Perusahaan
Listrik Negara 3.88% 07/17/2029 195,382
2,767,050
IRELAND 0.2%
367,000 AerCap Ireland
Capital DAC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.72%) 6.95% 03/10/2055 384,997
580,000 Avolon Holdings
Funding Ltd. 5.75%
(c)
03/01/2029 600,418
104,000 Avolon Holdings
Funding Ltd. 4.70%
(c)
01/30/2031 103,357
140,000 GGAM Finance Ltd. 6.88%
(c)
04/15/2029 145,556
1,234,328
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
ITALY 0.0%
(a)
315,000 Enel Finance
International NV 4.13%
(c)
09/30/2028 314,532
JAPAN 0.0%
(a)
300,000 Renesas Electronics
Corp. 2.17%
(c)
11/25/2026 294,631
KUWAIT 0.0%
(a)
200,000 EQUATE
Petrochemical
Co. KSC 4.25% 11/03/2026 199,747
LUXEMBOURG 0.0%
(a)
169,000 ArcelorMittal SA 6.00% 06/17/2034 182,000
MALAYSIA 0.1%
400,000 MISC Capital Two
Labuan Ltd. 3.75% 04/06/2027 397,586
MEXICO 0.8%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.07%) 8.38%
(c)(e)
05/20/2031 210,250
200,000 Banco Nacional
de Comercio
Exterior SNC 5.88%
(c)
05/07/2030 207,240
300,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.21%) 8.13% 01/08/2039 324,746
300,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
BBVA Mexico
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.31%) 5.88% 09/13/2034 299,724
198,982 Buffalo Energy
Mexico Holdings 7.88%
(c)
02/15/2039 218,557
500,000 Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.53%) 5.13%
(e)
06/08/2026 500,251
200,000 Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
3.52%) 7.20%
(c)(e)
06/10/2030 208,830
220,500 Cometa Energia SA
de CV 6.38% 04/24/2035 231,402
400,000 Comision Federal
de Electricidad 3.35% 02/09/2031 363,683

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
396,203 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25%
(c)
01/31/2041 417,115
198,101 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25% 01/31/2041 208,557
400,000 Mexico City Airport
Trust 3.88% 04/30/2028 391,477
415,696 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 422,778
200,000 Orbia Advance
Corp. SAB de CV 6.75% 09/19/2042 174,285
200,000 Saavi Energia Sarl 8.88%
(c)
02/10/2035 217,160
337,369 Tierra Mojada
Luxembourg II
Sarl 5.75% 12/01/2040 332,059
4,728,114
MOROCCO 0.1%
400,000 OCP SA 6.75% 05/02/2034 431,264
NETHERLANDS 0.0%
(a)
239,000 NXP BV 4.85% 08/19/2032 240,684
PARAGUAY 0.2%
654,642 Bioceanico
Sovereign
Certificate Ltd. 0.00% 06/05/2034 536,970
586,667 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 446,277
300,000 Telefonica Celular
del Paraguay SA 5.88% 04/15/2027 299,469
1,282,716
PERU 0.6%
850,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 3.25% 09/30/2031 838,801
150,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.07%) 6.40%
(c)
04/30/2035 157,688
400,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.07%) 6.40% 04/30/2035 420,500
700,000 InRetail Consumer 3.25% 03/22/2028 684,187
400,000 Intercorp Financial
Services, Inc. 4.13% 10/19/2027 399,255
381,206
Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 396,878
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
229,419 Lima Metro Line 2
Finance Ltd. 4.35% 04/05/2036 224,489
200,000 Minsur SA 4.50% 10/28/2031 191,689
450,060 Peru LNG Srl 5.38% 03/22/2030 436,188
200,000 Volcan Cia Minera
SAA 8.50%
(c)
10/28/2032 206,126
3,955,801
SAUDI ARABIA 0.1%
400,000 Avilease Capital
Ltd. 4.75%
(c)
11/12/2030 397,124
SINGAPORE 0.4%
700,000 DBS Group
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.10%) 1.82% 03/10/2031 695,600
900,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 4.60% 06/15/2032 903,803
800,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 785,686
2,385,089
SOUTH AFRICA 0.1%
400,000 Gold Fields Orogen
Holdings BVI Ltd. 6.13% 05/15/2029 420,699
200,000 Sasol Financing
USA LLC 4.38% 09/18/2026 199,209
619,908
SOUTH KOREA 0.2%
1,015,000 SK hynix , Inc. 4.25%
(c)
09/11/2028 1,018,589
SWITZERLAND 0.1%
318,000 UBS Group AG
(SOFR + 1.34%) 5.01%
(c)
03/23/2037 315,320
UNITED KINGDOM 0.5%
400,000 180 Medical, Inc. 5.30%
(c)
10/08/2035 399,607
400,000 Ashtead Capital,
Inc. 5.55%
(c)
05/30/2033 412,907
293,000 Barclays plc (SOFR
+ 1.83%) 5.86% 08/11/2046 300,416
242,000 BAT Capital Corp. 5.63% 08/15/2035 252,213
402,000 BAT Capital Corp. 4.54% 08/15/2047 333,794
200,000 Belron UK Finance
plc 5.75%
(c)
10/15/2029 204,342
400,000 Froneri Lux FinCo .
Sarl 6.00%
(c)
08/01/2032 405,810
120,000 Macquarie
Airfinance
Holdings Ltd. 5.20%
(c)
03/27/2028 121,844
254,000 Macquarie
Airfinance
Holdings Ltd. 5.15%
(c)
03/17/2030 257,680

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
323,000 Nationwide
Building Society
(SOFR + 1.65%) 5.54%
(c)
07/14/2036 333,780
3,022,393
VIETNAM 0.1%
434,536 Mong Duong
Finance Holdings
BV 5.13% 05/07/2029 430,132
Total Foreign Corporate Bonds
(Cost $45,939,719) 46,922,750
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN
GOVERNMENT SPONSORED CORPORATIONS 0.4%
BRAZIL 0.0%
(a)
400,000 Brazil Government
Bond 4.75% 01/14/2050 292,200
DOMINICAN REPUBLIC 0.1%
300,000 Dominican
Republic
Government
Bond 5.95% 01/25/2027 303,615
150,000 Dominican
Republic
Government
Bond 5.50% 02/22/2029 152,190
200,000 Dominican
Republic
Government
Bond 4.50% 01/30/2030 195,800
651,605
GUATEMALA 0.1%
200,000 Republic of
Guatemala 4.38% 06/05/2027 199,000
200,000 Republic of
Guatemala 4.88% 02/13/2028 201,433
400,433
MEXICO 0.0%
(a)
250,000 Mexico
Government
Bond 4.50% 04/22/2029 251,375
MOROCCO 0.1%
500,000 Morocco
Government
Bond 2.38% 12/15/2027 480,242
PARAGUAY 0.1%
343,000 Republic of
Paraguay 4.70% 03/27/2027 345,916
Total Foreign Government Bonds, Foreign
Agencies and Foreign Government Sponsored
Corporations
(Cost $2,400,477) 2,421,771
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 4.4%
1211 Avenue of the Americas Trust ,
260,000 Series
2015-1211-A1A2 3.90%
(c)
08/10/2035 251,778
280 Park Avenue Mortgage Trust ,
250,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor ) 4.93%
(c)
09/15/2034 249,251
BANK ,
300,000 Series 2018-BN11-C 4.37%
(f)
03/15/2061 273,100
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
160,000 Series
2019-BN23-A3 2.92% 12/15/2052 151,615
299,416 Series
2020-BN26-A2 2.04% 03/15/2063 285,895
220,000 Series
2021-BN32-A4 2.35% 04/15/2054 201,612
260,445 Series
2021-BN33-A5 2.56% 05/15/2064 235,685
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 266,557
307,000 Series
2022-BNK43-C 5.23%
(f)
08/15/2055 281,437
5,991,924 Series
2023-BNK46-XA 0.62%
(f)(g)
08/15/2056 200,279
11,745,630 Series
2025-BNK50-XA 0.34%
(f)(g)
05/15/2068 328,584
450,000 Series
2025-BNK51-C 5.95%
(f)
12/25/2067 451,751
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.87%
(f)
07/15/2049 258,111
BANK5 ,
10,523,618 Series
2023-5YR1-XA 0.27%
(f)(g)
04/15/2056 57,659
326,000 Series
2024-5YR10-AS 5.64% 10/15/2057 335,371
370,000 Series
2024-5YR10-B 6.14%
(f)
10/15/2057 381,150
302,000 Series
2024-5YR9-A3 5.61% 08/15/2057 314,513
250,000 Series
2025-5YR15-AS 5.76% 07/15/2058 259,416
517,000 Series
2025-5YR16-AS 5.75%
(f)
08/15/2063 535,757
500,000 Series
2025-5YR17-AS 5.63%
(f)
11/15/2058 516,107
455,000 Series
2025-5YR19-AS 5.61% 12/15/2058 471,352
BBCMS Mortgage Trust ,
300,000 Series
2021-C11-ASB 2.11% 09/15/2054 284,546
300,000 Series 2021-C12-A5 2.69% 11/15/2054 269,236
180,000 Series 2021-C12-AS 2.90% 11/15/2054 158,542
250,000 Series 2021-C9-A5 2.30% 02/15/2054 225,370
100,000 Series 2022-C16-A5 4.60%
(f)
06/15/2055 99,499
200,000 Series 2022-C17-A5 4.44% 09/15/2055 197,499
314,000 Series
2024-5C29-A3 5.21% 09/15/2057 322,926
330,000 Series
2025-5C34-A3 5.66% 05/15/2058 345,758
375,000 Series
2025-5C36-A3 5.52% 08/15/2058 391,480
408,000 Series
2025-5C37-AS 5.38%
(f)
09/15/2058 416,811
Benchmark Mortgage Trust ,
6,639,166 Series 2018-B2-XA 0.43%
(f)(g)
02/15/2051 44,053
350,000 Series 2019-B13-A3 2.70% 08/15/2057 331,708
117,190 Series
2019-B14-ASB 2.96% 12/15/2062 114,656
310,000 Series 2019-B15-A4 2.67% 12/15/2072 289,674
250,000 Series 2021-B31-A5 2.67% 12/15/2054 224,262
250,000 Series 2022-B35-C 4.44%
(f)
05/15/2055 204,527
200,000 Series 2023-B38-A4 5.52% 04/15/2056 209,253
368,000 Series 2023-V3-AS 7.10%
(f)
07/15/2056 388,660
7,089,853 Series 2023-V3-XA 0.81%
(f)(g)
07/15/2056 127,947
343,000 Series 2024-V11-A3 5.91%
(f)
11/15/2057 360,745

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
434,000 Series 2024-V11-C 6.29%
(f)
11/15/2057 441,798
274,000 Series 2024-V8-A2 5.71% 07/15/2057 285,440
342,000 Series 2024-V8-A3 6.19%
(f)
07/15/2057 361,381
300,000 Series 2024-V9-A3 5.60% 08/15/2057 311,932
231,000 Series 2025-V15-AS 6.17% 06/15/2058 242,711
250,000 Series 2025-V16-A3 5.44%
(f)
08/15/2058 260,008
434,000 Series 2025-V16-C 5.95%
(f)
08/15/2058 435,369
409,000 Series
2025-V17-AM 5.42%
(f)
09/15/2058 418,532
415,000 Series 2025-V18-AS 5.59% 10/15/2058 427,858
455,000 Series 2025-V19-B 5.90%
(f)
01/15/2058 470,449
BFLD Trust ,
221,000 Series 2025-FPM-A 5.01%
(c)(f)
10/10/2040 223,768
BMO Mortgage Trust ,
250,000 Series 2023-C6-ASB 6.21% 09/15/2056 267,703
225,000 Series 2024-5C3-AS 6.29%
(f)
02/15/2057 234,719
309,000 Series 2024-5C6-A3 5.32% 09/15/2057 317,994
223,000 Series 2024-5C7-AS 5.89%
(f)
11/15/2057 229,446
410,000 Series
2025-5C12-AS 5.56% 10/15/2058 420,701
460,000 Series
2025-5C13-AS 5.58% 12/15/2058 474,052
BPR Commercial Mortgage Trust ,
208,000 Series 2025-STAR-A 4.95%
(c)(f)
11/05/2042 209,476
BSTN Commercial Mortgage Trust ,
210,000 Series 2025-HUB-A 4.90%
(c)(f)
04/13/2041 211,103
BX Trust ,
268,704 Series 2025-ARIA-C 5.52%
(c)(f)
12/13/2042 271,025
CENT ,
244,000 Series 2025-CITY-A 4.92%
(c)(f)
07/10/2040 247,218
CFCRE Commercial Mortgage Trust ,
300,000 Series 2016-C7-AM 4.16% 12/10/2054 294,794
Citigroup Commercial Mortgage Trust ,
289,812 Series 2018-B2-A3 3.74% 03/10/2051 287,185
100,000 Series
2022-GC48-A5 4.58%
(f)
05/15/2054 99,868
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.66%
(f)
02/10/2049 203,690
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(c)
10/10/2043 245,776
DBJPM Mortgage Trust ,
233,333 Series 2020-C9-ASB 1.88% 08/15/2053 222,571
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.64%
(c)(f)
06/05/2035 239,010
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.35%
(c)(f)
02/10/2056 240,619
GS Mortgage Securities Corp. Trust ,
250,000 Series 2023-SHIP-A 4.32%
(c)(f)
09/10/2038 249,666
GS Mortgage Securities Trust ,
8,871,234 Series 2017-GS7-XA 1.02%
(f)(g)
08/10/2050 102,828
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 237,549
250,000 Series 2019-GSA1-C 3.80%
(f)
11/10/2052 229,204
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
380,000 Series 2015-JP1-AS 4.12%
(f)
01/15/2049 376,575
281,782 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.85%,
0.60% Floor ) 4.60%
(c)
04/15/2037 278,506
JPMCC Commercial Mortgage Securities Trust ,
7,560,687 Series 2017-JP6-XA 1.00%
(f)(g)
07/15/2050 60,510
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.24%
(f)
11/15/2049 227,424
422,000 Series 2025-5C2-A3 5.11% 11/15/2058 432,905
500,000 Series 2025-5C2-AS 5.38% 11/15/2058 512,570
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.79%
(f)
10/15/2051 262,113
NJ Trust ,
250,000 Series 2023-GSP-A 6.48%
(c)(f)
01/06/2029 262,333
555,000 Series
2025-WBRK-A 5.87%
(c)(f)
03/05/2035 577,057
NYC Commercial Mortgage Trust ,
250,000 Series 2025-3BP-A
(CME Term SOFR
1 Month + 1.21%,
1.21% Floor ) 4.96%
(c)
02/15/2042 248,104
UBS Commercial Mortgage Trust ,
273,308 Series 2017-C4-A3 3.30% 10/15/2050 270,921
200,000 Series 2018-C8-C 4.68%
(f)
02/15/2051 186,727
VEGAS Trust ,
120,000 Series 2024-TI-A 5.52%
(c)
11/10/2039 121,689
Wells Fargo Commercial Mortgage Trust ,
250,000 Series 2019-C50-C 4.35% 05/15/2052 229,592
210,000 Series 2020-C57-A4 2.12% 08/15/2053 191,225
260,311 Series 2020-C58-A3 1.81% 07/15/2053 236,673
246,000 Series 2021-C60-A3 2.06% 08/15/2054 222,035
250,000 Series 2024-5C1-A3 5.93% 07/15/2057 261,918
250,000 Series 2024-C63-C 6.12%
(f)
08/15/2057 252,185
345,000 Series 2025-5C4-A3 5.67% 05/15/2058 360,878
410,000 Series 2025-5C6-C 5.83%
(f)
10/15/2058 410,522
452,000 Series 2025-5C7-B 5.86%
(f)
12/15/2058 466,218
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $26,587,403) 27,178,255
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 9.2%
BRAVO Residential Funding Trust ,
938,015 Series
2023-NQM3-A1 4.85%
(c)(d)
09/25/2062 937,887
1,151,333 Series
2023-NQM5-A1 6.50%
(c)(d)
06/25/2063 1,157,854
Citigroup Mortgage Loan Trust ,
432,875 Series
2007-AR8-2A1A 5.02%
(f)
07/25/2037 384,905
COLT Mortgage Loan Trust ,
743,307 Series 2024-5-A2 5.38%
(c)(d)
08/25/2069 744,702
Connecticut Avenue Securities Trust ,
697,151 Series 2024-R03-
2M1 (SOFR 30
Day Average +
1.15% ) 5.02%
(c)
03/25/2044 697,764
Cross Mortgage Trust ,
1,000,000 Series 2024-H1-M1 7.07%
(c)(f)
12/25/2068 1,013,054
Deephaven Residential Mortgage Trust ,
715,573 Series 2022-2-A1 4.30%
(c)(f)
03/25/2067 701,049
2,300,000 Series
2025-INV1-M1 5.73%
(c)(f)
11/25/2060 2,302,409
EFMT ,
1,500,000 Series
2025-INV4-M1 6.00%
(c)(f)
10/25/2070 1,509,918
FHLMC STACR REMICS Trust ,
2,665,350 Series
2025-DNA1-M1
(SOFR 30 Day
Average + 1.05% ) 4.92%
(c)
01/25/2045 2,666,715
GS Mortgage-Backed Securities Corp. Trust ,
1,945,486 Series
2025-NQM6-A3 5.28%
(c)(d)
11/25/2029 1,945,405
1,070,000 Series
2025-NQM6-M1 5.70%
(c)(f)
11/25/2029 1,066,434

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GS Mortgage-Backed Securities Trust ,
1,160,874 Series
2025-NQM2-A1 5.65%
(c)(d)
06/25/2065 1,173,665
497,518 Series
2025-NQM2-A3 5.90%
(c)(d)
06/25/2065 502,118
1,365,000 Series
2025-NQM3-M1 5.93%
(c)(f)
11/25/2065 1,371,360
HOMES Trust ,
1,573,946 Series
2023-NQM1-A1 6.18%
(c)(d)
01/25/2068 1,571,706
Legacy Mortgage Asset Trust ,
336,852 Series 2021-GS2-A1 5.75%
(c)(d)
04/25/2061 337,220
New Residential Mortgage Loan Trust ,
614,409 Series
2019-RPL2-A1 3.25%
(c)(f)
02/25/2059 601,954
590,686 Series
2024-NQM1-A1 6.13%
(c)(d)
03/25/2064 597,261
OBX Trust ,
951,629 Series
2023-NQM10-A1 6.46%
(c)(d)
10/25/2063 961,287
637,595 Series
2023-NQM2-A1 6.32%
(c)(d)
01/25/2062 636,955
592,192 Series
2023-NQM3-A3 6.76%
(c)(d)
02/25/2063 592,887
1,726,367 Series
2024-NQM16-A2 5.73%
(c)(d)
10/25/2064 1,744,252
920,426 Series
2024-NQM6-A1 6.45%
(c)(d)
02/25/2064 933,399
1,400,000 Series
2025-NQM23-M1 5.67%
(c)(f)
10/25/2065 1,410,535
PRPM ,
900,015 Series 2025-3-A1 6.26%
(c)(d)
05/25/2030 902,392
PRPM LLC ,
1,850,038 Series 2025-4-A1 6.18%
(c)(d)
06/25/2030 1,854,934
960,476 Series 2025-5-A1 5.73%
(c)(d)
07/25/2030 961,968
1,293,876 Series 2025-6-A1 5.77%
(c)(d)
08/25/2028 1,296,930
PRPM Trust ,
1,162,645 Series
2024-NQM4-A1 5.67%
(c)(d)
12/26/2069 1,171,812
4,700,000 Series
2025-NQM4-M1 5.83%
(c)(f)
07/25/2070 4,708,203
RFMSI Trust ,
1,123,459 Series 2006-S4-A7 6.00% 04/25/2036 902,954
Structured Asset Mortgage Investments II Trust ,
1,003,284 Series 2007-AR3-
1A3 (CME Term
SOFR 1 Month
+ 0.53%, 0.42%
Floor ) 4.27% 09/25/2047 907,509
Towd Point Mortgage Trust ,
1,230,769 Series 2018-5-A1 3.25%
(c)(f)
07/25/2058 1,190,537
1,788,272 Series 2020-2-A1A 1.64%
(c)(f)
04/25/2060 1,644,648
148,701 Series 2020-3-A1 3.09%
(c)(f)
02/25/2063 145,061
768,439 Series 2022-1-A1 3.75%
(c)(f)
07/25/2062 739,442
Verus Securitization Trust ,
383,866 Series 2021-8-A1 2.82%
(c)(f)
11/25/2066 356,760
682,402 Series 2023-4-A1 5.81%
(c)(d)
05/25/2068 683,109
557,783 Series
2023-INV1-A3 6.76%
(c)(d)
02/25/2068 557,008
1,646,968 Series
2023-INV3-A1 6.88%
(c)(f)
11/25/2068 1,671,291
689,831 Series 2024-1-A1 5.71%
(c)(d)
01/25/2069 693,697
1,200,000 Series 2025-11-M1 5.66%
(c)(f)
11/25/2070 1,197,701
2,171,630 Series 2025-3-A1 5.62%
(c)(d)
05/25/2070 2,195,507
3,504,254
Series 2025-4-A1 5.45%
(c)(d)
05/25/2070 3,538,167
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,300,000 Series 2025-R2-M1 5.82%
(c)(f)
07/25/2067 1,310,921
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
315,775 Series
2006-AR16-2A1 4.13%
(f)
12/25/2036 280,026
Wells Fargo Mortgage-Backed Securities Trust ,
236,020 Series
2006-AR14-2A1 6.50%
(f)
10/25/2036 217,292
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $56,291,911) 56,690,564
US CORPORATE BONDS 13.6%
400,000 1261229 BC Ltd. 10.00%
(c)
04/15/2032 416,307
250,000 200 Park Funding
Trust 5.74%
(c)
02/15/2055 249,186
70,000 AAR Escrow Issuer
LLC 6.75%
(c)
03/15/2029 72,475
340,000 AbbVie, Inc. 4.70% 05/14/2045 307,661
165,000 Academy Ltd. 6.00%
(c)
11/15/2027 165,707
395,000 Acrisure LLC 6.75%
(c)
07/01/2032 408,643
150,000 Acushnet Co. 5.63%
(c)
12/01/2033 152,060
60,000 AdaptHealth LLC 5.13%
(c)
03/01/2030 58,809
90,000 AEP Texas, Inc. 5.45% 05/15/2029 93,207
160,000 Aethon United
BR LP 7.50%
(c)
10/01/2029 167,710
376,000 Agree LP 5.63% 06/15/2034 394,217
350,000 Aircastle Ltd. 5.25%
(c)
03/15/2030 357,773
172,000 Alliant Energy Corp.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.08%) 5.75% 04/01/2056 171,935
90,000 Alliant Holdings
Intermediate LLC 6.50%
(c)
10/01/2031 92,874
320,000 Allied Universal
Holdco LLC 7.88%
(c)
02/15/2031 337,432
85,000 Amentum
Holdings, Inc. 7.25%
(c)
08/01/2032 89,648
128,000 American Airlines,
Inc. 8.50%
(c)
05/15/2029 133,954
120,000 American Axle &
Manufacturing,
Inc. 6.38%
(c)
10/15/2032 122,271
85,000 American Axle &
Manufacturing,
Inc. 7.75%
(c)
10/15/2033 86,627
530,000 American Express
Co. (SOFR +
1.44%) 5.02% 04/25/2031 546,317
383,000 American Homes 4
Rent LP 5.50% 02/01/2034 396,598
450,000 American Tower
Corp. 5.55% 07/15/2033 471,473
191,000 American Tower
Corp. 3.70% 10/15/2049 142,146
400,000 Amgen, Inc. 5.75% 03/02/2063 390,599
459,000 Amphenol Corp. 5.30% 11/15/2055 438,809
102,000 Amrize Finance
US LLC 4.95% 04/07/2030 104,341
249,000 Antero Midstream
Partners LP 5.75%
(c)
07/01/2034 251,003
125,000 Anywhere Real
Estate Group LLC 5.25%
(c)
04/15/2030 117,267
110,000 Anywhere Real
Estate Group LLC 7.00%
(c)
04/15/2030 109,980

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
115,000 APH Somerset
Investor 2 LLC 7.88%
(c)
11/01/2029 116,236
329,000 AppLovin Corp. 5.38% 12/01/2031 341,627
145,000 Archrock Partners
LP 6.63%
(c)
09/01/2032 149,644
607,000 Arizona Public
Service Co. 5.90% 08/15/2055 617,949
262,000 Arrow Electronics,
Inc. 5.88% 04/10/2034 274,078
120,000 Arthur J Gallagher
& Co. 4.85% 12/15/2029 122,872
659,000 AT&T, Inc. 3.50% 09/15/2053 441,352
242,000 AT&T, Inc. 6.05% 08/15/2056 244,331
308,000 AthenaHealth
Group, Inc. 6.50%
(c)
02/15/2030 307,335
199,000 Athene Global
Funding 4.72%
(c)
10/08/2029 199,336
158,000 Athene Global
Funding 5.03%
(c)
07/17/2030 159,277
140,000 Atlassian Corp. 5.25% 05/15/2029 144,084
374,000 AutoZone, Inc. 5.13% 06/15/2030 385,893
331,000 Aviation Capital
Group LLC 5.38%
(c)
07/15/2029 339,316
90,000 Azorra Finance Ltd. 7.75%
(c)
04/15/2030 95,381
195,000 Azorra Finance Ltd. 7.25%
(c)
01/15/2031 205,098
129,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.68%) 6.63%
(e)
05/01/2030 134,514
235,000 Bank of America
Corp. (SOFR +
1.65%) 5.47% 01/23/2035 244,884
232,000 Bank of America
Corp. (SOFR +
1.70%) 5.74% 02/12/2036 241,838
360,000 Bank of New York
Mellon Corp.
(The) (SOFR +
1.23%) 5.06% 07/22/2032 373,285
189,000 Bausch + Lomb
Corp. 8.38%
(c)
10/01/2028 197,505
503,000 Biogen, Inc. 5.05% 01/15/2031 519,242
317,000 Black Hills Corp. 6.00% 01/15/2035 338,469
455,000 Black Hills Corp. 3.88% 10/15/2049 340,645
319,000 Block Financial LLC 5.38% 09/15/2032 321,163
635,000 Broadcom, Inc. 3.50% 02/15/2041 517,076
114,000 Brown & Brown,
Inc. 6.25% 06/23/2055 118,693
120,000 Buckeye Partners
LP 6.88%
(c)
07/01/2029 125,278
155,000 Builders
FirstSource , Inc. 6.38%
(c)
03/01/2034 160,453
130,000 Builders
FirstSource , Inc. 6.75%
(c)
05/15/2035 136,080
374,000 Bunge Ltd. Finance
Corp. 4.65% 09/17/2034 367,123
391,000 Burlington
Northern Santa
Fe LLC 5.50% 03/15/2055 386,028
225,000 Caesars
Entertainment,
Inc. 6.00%
(c)
10/15/2032 218,972
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
170,000 Campbell's Co.
(The) 5.40% 03/21/2034 173,204
292,000 Cardinal Health,
Inc. 4.60% 03/15/2043 257,122
27,000 Cardinal Health,
Inc. 4.50% 11/15/2044 23,265
172,000 Carlisle Cos., Inc. 5.55% 09/15/2040 174,442
106,000 Carnival Corp. 5.13%
(c)
05/01/2029 107,229
125,000 Carnival Corp. 5.75%
(c)
08/01/2032 128,441
148,000 Carnival Corp. 6.13%
(c)
02/15/2033 152,901
150,000 CCO Holdings LLC 5.13%
(c)
05/01/2027 149,881
240,000 CCO Holdings LLC 4.75%
(c)
03/01/2030 229,360
165,000 CCO Holdings LLC 4.75%
(c)
02/01/2032 150,923
90,000 CCO Holdings LLC 4.25%
(c)
01/15/2034 76,610
50,000 Celanese US
Holdings LLC 6.50% 04/15/2030 50,291
50,000 Celanese US
Holdings LLC 6.75% 04/15/2033 49,783
233,000 Cheniere Energy
Partners LP 4.00% 03/01/2031 226,958
552,000 Cheniere Energy,
Inc. 4.63% 10/15/2028 551,258
174,000 Cheniere Energy,
Inc. 5.65% 04/15/2034 180,585
105,000 Chord Energy Corp. 6.00%
(c)
10/01/2030 106,687
172,000 Chord Energy Corp. 6.75%
(c)
03/15/2033 177,982
150,000 CHS/Community
Health Systems,
Inc. 6.00%
(c)
01/15/2029 150,542
120,000 Cipher Compute
LLC 7.13%
(c)
11/15/2030 122,368
382,000 Citigroup, Inc.
(SOFR + 1.46%) 4.95% 05/07/2031 390,315
184,000 Citigroup, Inc.
(SOFR + 1.17%) 4.50% 09/11/2031 184,620
481,000 Citigroup, Inc.
(SOFR + 1.35%) 3.06% 01/25/2033 440,746
145,000 Citigroup, Inc. (5-
year CMT T-Note
+ 2.89%) 6.88%
(e)
08/15/2030 150,764
335,000 Clarios Global LP 6.75%
(c)
02/15/2030 350,598
315,000 Clarios Global LP 6.75%
(c)
09/15/2032 326,840
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(c)
04/15/2028 25,037
100,000 Clear Channel
Outdoor
Holdings, Inc. 7.50%
(c)
06/01/2029 99,386
185,000 Clear Channel
Outdoor
Holdings, Inc. 7.13%
(c)
02/15/2031 194,377
80,000 Cloud Software
Group, Inc. 9.00%
(c)
09/30/2029 83,376
100,000 Cloud Software
Group, Inc. 6.63%
(c)
08/15/2033 99,168
210,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(c)
04/15/2032 216,078
189,000 CMS Energy Corp.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.96%) 6.50% 06/01/2055 194,451
60,000 CNX Resources
Corp. 6.00%
(c)
01/15/2029 60,481

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
176,000 Colonial
Enterprises, Inc. 5.63%
(c)
11/15/2035 177,871
511,000 Commonwealth
Edison Co. 5.95% 06/01/2055 531,800
30,000 CommScope LLC 9.50%
(c)
12/15/2031 30,327
287,000 Consumers Energy
Co. 4.50% 01/15/2031 290,511
75,000 CoreWeave , Inc. 9.25%
(c)
06/01/2030 69,811
105,000 Cornerstone
Building Brands,
Inc. 9.50%
(c)
08/15/2029 77,786
65,000 Cougar JV
Subsidiary LLC 8.00%
(c)
05/15/2032 69,733
321,000 CRH America
Finance, Inc. 4.40% 02/09/2031 321,607
400,000 CSX Corp. 3.80% 11/01/2046 314,077
200,000 Dcli Bidco LLC 7.75%
(c)
11/15/2029 205,742
235,000 Dealer Tire LLC 8.00%
(c)
02/01/2028 236,264
256,000 Dell, Inc. 6.50% 04/15/2038 275,608
60,000 Directv Financing
LLC 5.88%
(c)
08/15/2027 60,386
165,000 Directv Financing
LLC 8.88%
(c)
02/01/2030 167,152
145,000 DISH DBS Corp. 5.75%
(c)
12/01/2028 142,445
90,000 DISH DBS Corp. 5.13% 06/01/2029 79,955
70,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(c)
10/15/2029 60,689
111,000 DT Midstream, Inc. 4.13%
(c)
06/15/2029 109,589
246,000 DTE Energy Co. 5.85% 06/01/2034 262,470
105,000 Duke Energy Corp. 5.00% 08/15/2052 92,786
384,000 Duke Energy Corp. 5.80% 06/15/2054 381,542
242,000 Eastern Energy Gas
Holdings LLC 5.65% 10/15/2054 234,301
70,000 EchoStar Corp. 10.75% 11/30/2029 77,461
210,000 Elevance Health,
Inc. 4.55% 05/15/2052 174,907
165,000 Ellucian Holdings,
Inc. 6.50%
(c)
12/01/2029 168,655
265,000 EMRLD Borrower
LP 6.63%
(c)
12/15/2030 276,332
160,000 Energizer Holdings,
Inc. 6.00%
(c)
09/15/2033 153,673
350,000 Entergy Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.67%) 7.13% 12/01/2054 367,732
439,000 Entergy Louisiana
LLC 5.80% 03/15/2055 442,935
260,000 Enterprise Products
Operating LLC 5.70% 02/15/2042 265,255
170,000 Equinix, Inc. 3.90% 04/15/2032 163,453
340,000 Equinix, Inc. 2.95% 09/15/2051 214,238
165,000 Essential Properties
LP 5.40% 12/01/2035 165,385
315,000 Evergy Kansas
Central, Inc. 4.13% 03/01/2042 266,422
269,000 Evergy Kansas
Central, Inc. 5.70% 03/15/2053 267,534
241,000 Expand Energy
Corp. 6.75%
(c)
04/15/2029 242,434
329,000 Extra Space Storage
LP 5.40% 06/15/2035 337,426
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
85,000 Fertitta
Entertainment
LLC 6.75%
(c)
01/15/2030 80,877
327,000 First Industrial LP 5.25% 01/15/2031 333,923
299,000 Fiserv, Inc. 4.55% 02/15/2031 296,109
335,000 Fiserv, Inc. 5.45% 03/15/2034 339,790
170,000 Flash Compute LLC 7.25%
(c)
12/31/2030 168,642
165,000 Flex Ltd. 5.38% 11/13/2035 164,674
161,000 Florida Gas
Transmission
Co. LLC 5.75%
(c)
07/15/2035 167,514
234,000 Flowers Foods, Inc. 5.75% 03/15/2035 235,123
65,000 Freedom Mortgage
Holdings LLC 8.38%
(c)
04/01/2032 68,474
60,000 FTAI Aviation
Investors LLC 5.88%
(c)
04/15/2033 61,027
140,000 Full House Resorts,
Inc. 8.25%
(c)
02/15/2028 122,150
329,000 GATX Corp. 5.50% 06/15/2035 337,438
361,000 GATX Corp. 5.20% 03/15/2044 341,682
554,000 GE HealthCare
Technologies,
Inc. 4.80% 01/15/2031 564,417
140,000 GE HealthCare
Technologies,
Inc. 4.95% 12/15/2035 139,745
260,000 Genesee &
Wyoming, Inc. 6.25%
(c)
04/15/2032 268,451
170,000 Global Payments,
Inc. 4.95% 08/15/2027 171,940
161,000 Global Payments,
Inc. 5.55% 11/15/2035 160,086
95,000 Goat Holdco LLC 6.75%
(c)
02/01/2032 97,647
595,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.82%) 4.60% 09/10/2027 596,240
131,000 Goldman Sachs
Group, Inc. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.85%
(e)
02/10/2030 136,756
322,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 1.06%) 4.37% 10/21/2031 321,301
316,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 1.33%) 4.94% 10/21/2036 313,821
300,000 Graham Holdings
Co. 5.63%
(c)
12/01/2033 303,635
220,000 Gray Media, Inc. 9.63%
(c)
07/15/2032 228,475
125,000 Gray Media, Inc. 7.25%
(c)
08/15/2033 127,804
365,000 Griffon Corp. 5.75% 03/01/2028 365,908
215,000 Guardian Life
Global Funding 4.80%
(c)
04/28/2030 219,806
155,000 Gulfport Energy
Operating Corp. 6.75%
(c)
09/01/2029 160,259
231,000 Gulfstream Natural
Gas System LLC 5.60%
(c)
07/23/2035 237,330
130,000 Harvest Midstream
I LP 7.50%
(c)
05/15/2032 135,609
130,000 Herc Holdings, Inc. 7.00%
(c)
06/15/2030 136,893
50,000 Herc Holdings, Inc. 5.75%
(c)
03/15/2031 50,772
50,000 Herc Holdings, Inc. 6.00%
(c)
03/15/2034 50,698

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
487,000 Hewlett Packard
Enterprise Co. 5.00% 10/15/2034 482,891
95,000 Hilcorp Energy I LP 7.25%
(c)
02/15/2035 90,343
95,000 HUB International
Ltd. 7.25%
(c)
06/15/2030 99,796
332,000 Hubbell, Inc. 4.80% 11/15/2035 329,982
410,000 Hyundai Capital
America 5.30%
(c)
01/08/2029 420,861
327,000 Illumina, Inc. 4.75% 12/12/2030 330,220
225,000 IQVIA, Inc. 6.25% 02/01/2029 237,312
336,000 JBS USA Holding
Lux Sarl 3.75% 12/01/2031 319,760
45,000 JetBlue Airways
Corp. 9.88%
(c)
09/20/2031 45,375
234,000 JPMorgan Chase
& Co. (SOFR +
1.01%) 5.14% 01/24/2031 241,906
466,000 JPMorgan Chase
& Co. (SOFR +
1.44%) 5.10% 04/22/2031 481,333
182,000 JPMorgan Chase
& Co. (SOFR +
1.64%) 5.58% 07/23/2036 188,339
328,000 JPMorgan Chase
& Co. (SOFR +
1.19%) 4.81% 10/22/2036 325,818
122,000 Kentucky Utilities
Co. 5.85% 08/15/2055 123,106
132,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 148,460
120,000 Kodiak Gas Services
LLC 7.25%
(c)
02/15/2029 124,914
80,000 Kodiak Gas Services
LLC 6.50%
(c)
10/01/2033 81,739
80,000 Kodiak Gas Services
LLC 6.75%
(c)
10/01/2035 82,294
289,000 Kroger Co. (The) 5.65% 09/15/2064 275,909
590,000 Kyndryl Holdings,
Inc. 4.10% 10/15/2041 469,696
386,000 Laboratory Corp. of
America Holdings 4.55% 04/01/2032 385,727
165,000 Laboratory Corp. of
America Holdings 4.70% 02/01/2045 147,276
160,000 Lamar Media Corp. 5.38%
(c)
11/01/2033 159,152
245,000 Level 3 Financing,
Inc. 6.88%
(c)
06/30/2033 250,904
460,000 Life Time, Inc. 6.00%
(c)
11/15/2031 471,563
115,000 LifePoint Health,
Inc. 10.00%
(c)
06/01/2032 122,283
180,000 Light & Wonder
International,
Inc. 6.25%
(c)
10/01/2033 182,316
140,000 Lindblad
Expeditions LLC 7.00%
(c)
09/15/2030 146,112
269,000 Lineage OP LP 5.25%
(c)
07/15/2030 271,653
293,000 Lockheed Martin
Corp. 5.00% 08/15/2035 298,541
195,000 Lowe's Cos., Inc. 5.63% 04/15/2053 189,281
180,000 Madison IAQ LLC 5.88%
(c)
06/30/2029 179,050
300,000 Marriott
International,
Inc. 4.50% 10/15/2031 300,784
320,000 Marriott
International,
Inc. 5.30% 05/15/2034 330,146
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
335,000 Mars, Inc. 5.70%
(c)
05/01/2055 333,941
358,000 Marvell
Technology, Inc. 5.95% 09/15/2033 382,961
549,000 MasTec , Inc. 5.90% 06/15/2029 572,844
100,000 Matador Resources
Co. 6.50%
(c)
04/15/2032 101,481
75,000 Match Group
Holdings II LLC 5.00%
(c)
12/15/2027 75,187
330,000 Mattel, Inc. 5.00% 11/17/2030 332,387
40,000 Mavis Tire Express
Services Topco
Corp. 6.50%
(c)
05/15/2029 39,635
310,000 McDonald's Corp. 4.45% 03/01/2047 265,424
255,000 McDonald's Corp. 5.45% 08/14/2053 247,780
55,000 McGraw-Hill
Education, Inc. 5.75%
(c)
08/01/2028 55,320
45,000 McGraw-Hill
Education, Inc. 7.38%
(c)
09/01/2031 47,512
150,000 Medline Borrower
LP 5.25%
(c)
10/01/2029 150,899
384,000 Merck & Co., Inc. 5.70% 09/15/2055 388,324
491,000 Meta Platforms,
Inc. 5.50% 11/15/2045 477,068
470,000 MetLife, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.08%) 6.35% 03/15/2055 495,911
65,000 Michaels Cos., Inc.
(The) 5.25%
(c)
05/01/2028 62,563
135,000 Midwest Gaming
Borrower LLC 4.88%
(c)
05/01/2029 132,886
135,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(c)
04/01/2032 138,485
297,000 Molex Electronic
Technologies LLC 5.25%
(c)
04/30/2032 304,986
107,000 Morgan Stanley
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.43%) 5.95% 01/19/2038 112,630
209,000 Morgan Stanley
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.80%) 5.94% 02/07/2039 219,760
159,000 Morgan Stanley
(SOFR + 1.07%) 4.36% 10/22/2031 158,512
218,000 Motorola
Solutions, Inc. 5.20% 08/15/2032 224,883
305,000 Motorola
Solutions, Inc. 5.50% 09/01/2044 298,509
110,000 Nabors Industries,
Inc. 9.13%
(c)
01/31/2030 115,417
105,000 Nabors Industries,
Inc. 7.63%
(c)
11/15/2032 103,269
89,000 National Fuel Gas
Co. 5.95% 03/15/2035 93,276
80,000 NCL Corp. Ltd. 5.88%
(c)
01/15/2031 79,742
80,000 NCL Corp. Ltd. 6.25%
(c)
09/15/2033 80,004
100,000
Neptune Bidco US,
Inc. 10.38%
(c)
05/15/2031 102,591

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
240,000 NetApp, Inc. 2.70% 06/22/2030 223,678
320,000 NetApp, Inc. 5.50% 03/17/2032 333,037
261,000 Netflix, Inc. 5.40% 08/15/2054 253,105
137,000 New York Life
Insurance Co. 6.75%
(c)
11/15/2039 156,734
85,000 Newell Brands, Inc. 6.38% 05/15/2030 83,119
154,000 NextEra Energy
Capital Holdings,
Inc. 5.90% 03/15/2055 155,811
60,000 NGL Energy
Operating LLC 8.13%
(c)
02/15/2029 62,315
340,000 NiSource, Inc. 5.35% 04/01/2034 351,335
214,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 6.95% 11/30/2054 223,860
197,000 NiSource, Inc. 5.85% 04/01/2055 196,535
140,000 Nissan Motor
Acceptance Co.
LLC 6.13%
(c)
09/30/2030 140,122
355,000 Northrop
Grumman Corp. 5.20% 06/01/2054 332,612
145,000 Novelis Corp. 6.88%
(c)
01/30/2030 150,632
140,000 NRG Energy, Inc. 6.00%
(c)
02/01/2033 143,050
200,000 NRG Energy, Inc. 5.75%
(c)
01/15/2034 202,139
80,000 Olin Corp. 6.63%
(c)
04/01/2033 79,497
389,000 Omega Healthcare
Investors, Inc. 3.38% 02/01/2031 363,424
135,000 OneMain Finance
Corp. 7.50% 05/15/2031 142,139
200,000 OneMain Finance
Corp. 6.50% 03/15/2033 202,425
167,000 Oracle Corp. 5.20% 09/26/2035 160,060
248,000 Oracle Corp. 5.88% 09/26/2045 224,099
176,000 O'Reilly
Automotive, Inc. 5.00% 08/19/2034 177,340
99,000 Outfront Media
Capital LLC 7.38%
(c)
02/15/2031 104,848
160,000 Owens Corning 5.70% 06/15/2034 168,340
200,000 Panther Escrow
Issuer LLC 7.13%
(c)
06/01/2031 207,376
230,000 Park Intermediate
Holdings LLC 7.00%
(c)
02/01/2030 236,914
476,000 Paychex, Inc. 5.35% 04/15/2032 493,279
155,000 PennyMac Financial
Services, Inc. 7.88%
(c)
12/15/2029 165,026
230,000 PennyMac Financial
Services, Inc. 6.88%
(c)
05/15/2032 240,912
432,000 Penske Truck
Leasing Co. LP 5.25%
(c)
02/01/2030 445,001
216,000 Permian Resources
Operating LLC 6.25%
(c)
02/01/2033 221,672
282,000 Philip Morris
International,
Inc. 5.38% 02/15/2033 295,059
175,000 Philip Morris
International,
Inc. 5.25% 02/13/2034 180,944
331,000 Phillips Edison
Grocery Center
Operating
Partnership I LP 5.25% 08/15/2032 339,098
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
189,000 PNC Financial
Services Group,
Inc. (The) (SOFR
+ 1.42%) 5.37% 07/21/2036 194,466
300,000 Post Holdings, Inc. 6.38%
(c)
03/01/2033 303,294
291,000 Prudential
Financial, Inc. 5.20% 03/14/2035 298,621
177,000 PSEG Power LLC 5.20%
(c)
05/15/2030 181,139
110,000 Qnity Electronics,
Inc. 6.25%
(c)
08/15/2033 114,158
374,000 Qorvo, Inc. 3.38%
(c)
04/01/2031 347,234
375,000 Quanta Services,
Inc. 5.25% 08/09/2034 384,660
483,000 Quest Diagnostics,
Inc. 5.00% 12/15/2034 489,232
390,000 Quikrete Holdings,
Inc. 6.75%
(c)
03/01/2033 407,543
85,000 QXO Building
Products, Inc. 6.75%
(c)
04/30/2032 88,844
215,000 Radiology Partners,
Inc. 8.50%
(c)
07/15/2032 224,866
400,000 Rentokil Terminix
Funding LLC 5.00%
(c)
04/28/2030 407,142
297,000 Republic Services,
Inc. 5.15% 03/15/2035 307,029
205,000 RHP Hotel
Properties LP 6.50%
(c)
06/15/2033 213,931
295,000 Rivers Enterprise
Borrower LLC 6.63%
(c)
02/01/2033 301,786
270,000 Rivers Enterprise
Lender LLC 6.25%
(c)
10/15/2030 275,724
125,000 Rocket Cos., Inc. 6.38%
(c)
08/01/2033 130,484
93,000 Rollins, Inc. 5.25% 02/24/2035 94,932
304,000 Roper
Technologies,
Inc. 4.25% 09/15/2028 305,145
161,000 Royal Caribbean
Cruises Ltd. 5.38%
(c)
07/15/2027 162,266
266,000 Royal Caribbean
Cruises Ltd. 5.38% 01/15/2036 267,215
169,000 Royalty Pharma plc 5.15% 09/02/2029 173,773
439,000 Royalty Pharma plc 3.30% 09/02/2040 340,044
210,000 Sabra Health Care
LP 3.90% 10/15/2029 206,109
51,000 Sabre GLBL, Inc. 10.75%
(c)
11/15/2029 43,403
71,000 Sabre GLBL, Inc. 10.75%
(c)
03/15/2030 58,439
235,000 Sirius XM Radio LLC 5.50%
(c)
07/01/2029 237,059
70,000 SM Energy Co. 7.00%
(c)
08/01/2032 68,859
30,000 Solstice Advanced
Materials, Inc. 5.63%
(c)
09/30/2033 30,282
194,000 Solventum Corp. 5.40% 03/01/2029 200,967
215,000 Sonoco Products
Co. 4.60% 09/01/2029 216,834
161,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.07%) 6.38% 03/15/2055 168,126
170,000 Southern Natural
Gas Co. LLC 5.45%
(c)
08/01/2035 174,033
318,000 Southern Power
Co. 4.90% 10/01/2035 314,767
265,000 Standard Building
Solutions, Inc. 6.50%
(c)
08/15/2032 273,015

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
105,000 Standard Building
Solutions, Inc. 5.88%
(c)
03/15/2034 105,373
160,000 Staples, Inc. 10.75%
(c)
09/01/2029 159,271
85,000 Star Leasing Co. LLC 7.63%
(c)
02/15/2030 79,149
235,000 Starwood Property
Trust, Inc. 5.25%
(c)
10/15/2028 237,598
585,000 Sun Communities
Operating LP 2.70% 07/15/2031 531,934
285,000 Takeda US
Financing, Inc. 5.90% 07/07/2055 288,585
120,000 Talen Energy
Supply LLC 6.25%
(c)
02/01/2034 122,446
60,000 Tallgrass Energy
Partners LP 7.38%
(c)
02/15/2029 62,238
80,000 Tallgrass Energy
Partners LP 6.75%
(c)
03/15/2034 80,047
150,000 Taylor Morrison
Communities,
Inc. 5.75%
(c)
11/15/2032 154,428
25,000 Tenet Healthcare
Corp. 5.50%
(c)
11/15/2032 25,359
25,000 Tenet Healthcare
Corp. 6.00%
(c)
11/15/2033 25,755
307,000 Textron, Inc. 5.50% 05/15/2035 318,785
200,000 T-Mobile USA, Inc. 5.50% 01/15/2055 189,649
204,000 T-Mobile USA, Inc. 5.25% 06/15/2055 186,008
96,000 T-Mobile USA, Inc. 5.88% 11/15/2055 96,310
474,000 Trans-Allegheny
Interstate Line
Co. 5.00%
(c)
01/15/2031 487,227
100,000 TransDigm , Inc. 6.88%
(c)
12/15/2030 104,703
235,000 TransDigm , Inc. 6.38%
(c)
05/31/2033 241,300
20,000 TransDigm , Inc. 6.25%
(c)
01/31/2034 20,764
30,000 TransDigm , Inc. 6.75%
(c)
01/31/2034 31,269
170,000 Travelers Cos., Inc.
(The) 5.70% 07/24/2055 173,755
110,000 Trident TPI
Holdings, Inc. 12.75%
(c)
12/31/2028 112,846
54,000 Truist Financial
Corp. (SOFR +
2.45%) 7.16% 10/30/2029 58,264
359,000 Truist Financial
Corp. (SOFR +
1.57%) 5.15% 08/05/2032 371,088
359,000 Uber Technologies,
Inc. 4.80% 09/15/2034 359,138
260,000 UKG, Inc. 6.88%
(c)
02/01/2031 267,486
365,000 United Natural
Foods, Inc. 6.75%
(c)
10/15/2028 367,095
230,000 United Rentals
North America,
Inc. 5.38%
(c)
11/15/2033 229,976
115,000 Uniti Group LP 8.63%
(c)
06/15/2032 113,372
130,000 Univision
Communications,
Inc. 7.38%
(c)
06/30/2030 132,599
225,000 US Foods, Inc. 5.75%
(c)
04/15/2033 229,391
60,000 Vail Resorts, Inc. 6.50%
(c)
05/15/2032 62,301
95,000 Venture Global
LNG, Inc. 8.13%
(c)
06/01/2028 96,277
90,000 Venture Global
LNG, Inc. 8.38%
(c)
06/01/2031 89,551
45,000 Venture Global
LNG, Inc. 9.88%
(c)
02/01/2032 46,516
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
80,000 Venture Global
Plaquemines LNG
LLC 6.13%
(c)
12/15/2030 81,514
205,000 Venture Global
Plaquemines LNG
LLC 7.50%
(c)
05/01/2033 221,616
145,000 Venture Global
Plaquemines LNG
LLC 6.50%
(c)
01/15/2034 148,589
147,000 Veralto Corp. 5.45% 09/18/2033 153,481
283,000 VeriSign, Inc. 5.25% 06/01/2032 291,009
405,000 Verisk Analytics,
Inc. 5.25% 06/05/2034 415,849
210,000 Veritiv Operating
Co. 10.50%
(c)
11/30/2030 226,057
401,000 Verizon
Communications,
Inc. 5.75% 11/30/2045 398,370
330,000 Vertiv Group Corp. 4.13%
(c)
11/15/2028 326,139
479,000 VICI Properties LP 4.63%
(c)
12/01/2029 478,255
380,000 Victra Holdings LLC 8.75%
(c)
09/15/2029 402,792
265,000 Viking Cruises Ltd. 5.88%
(c)
10/15/2033 269,228
99,000 Viper Energy
Partners LLC 4.90% 08/01/2030 100,199
131,000 Virginia Electric
and Power Co. 5.55% 08/15/2054 127,096
206,000 Virginia Electric
and Power Co. 5.60% 09/15/2055 200,270
353,000 Vistra Operations
Co. LLC 4.38%
(c)
05/01/2029 348,743
60,000 Vistra Operations
Co. LLC 7.75%
(c)
10/15/2031 63,579
51,000 Vital Energy, Inc. 7.88%
(c)
04/15/2032 50,284
205,000 Voyager Parent LLC 9.25%
(c)
07/01/2032 217,655
238,000 VSP Optical Group,
Inc. 5.45%
(c)
12/01/2035 239,674
115,000 VT Topco, Inc. 8.50%
(c)
08/15/2030 120,651
165,000 Wand NewCo 3,
Inc. 7.63%
(c)
01/30/2032 174,707
115,000 Warnermedia
Holdings, Inc. 4.05% 03/15/2029 111,882
45,000 Warnermedia
Holdings, Inc. 4.28% 03/15/2032 39,558
80,000 Warnermedia
Holdings, Inc. 5.05% 03/15/2042 56,500
216,000 Waste Connections,
Inc. 5.25% 09/01/2035 223,689
145,000 Watco Cos. LLC 7.13%
(c)
08/01/2032 151,941
105,000 Wayfair LLC 7.25%
(c)
10/31/2029 109,694
100,000 Wayfair LLC 6.75%
(c)
11/15/2032 102,925
250,000 WBI Operating LLC 6.50%
(c)
10/15/2033 249,187
275,000 Weatherford
International Ltd. 6.75%
(c)
10/15/2033 281,777
229,000 WEC Energy Group,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.91%) 5.63% 05/15/2056 230,613
730,000 Wells Fargo & Co.
(SOFR + 1.50%) 5.15% 04/23/2031 753,689
656,000 Wells Fargo & Co.
(SOFR + 1.34%) 4.89% 09/15/2036 654,202
185,000 WESCO
Distribution, Inc. 6.38%
(c)
03/15/2033 193,271

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
512,000 Westinghouse
Air Brake
Technologies
Corp. 4.90% 05/29/2030 524,751
125,000 Whirlpool Corp. 6.50% 06/15/2033 121,302
349,000 Willis North
America, Inc. 4.55% 03/15/2031 349,572
100,000 Windstream
Services LLC 8.25%
(c)
10/01/2031 105,071
60,000 Windstream
Services LLC 7.50%
(c)
10/15/2033 61,557
231,000 Workday, Inc. 3.80% 04/01/2032 221,098
185,000 WR Grace Holdings
LLC 5.63%
(c)
08/15/2029 176,819
250,000 WRKCo , Inc. 4.90% 03/15/2029 254,790
210,000 XHR LP 6.63%
(c)
05/15/2030 217,000
160,000 XPO, Inc. 7.13%
(c)
06/01/2031 167,482
400,000 Zimmer Biomet
Holdings, Inc. 5.20% 09/15/2034 407,990
319,000 Zoetis, Inc. 4.70% 02/01/2043 292,967
Total US Corporate Bonds
(Cost $82,830,847) 84,432,389
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 22.9%
FHLMC REMICS ,
1,905,868 Series 5015-CG 1.00% 09/25/2050 1,505,579
1,967,184 Series 5527-FC
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.07% 09/25/2054 1,975,473
FHLMC UMBS ,
3,746,679 Pool QY4482 5.50% 06/01/2055 3,817,422
1,590,254 Pool RA7939 5.00% 09/01/2052 1,595,375
1,114,184 Pool SD2347 5.50% 02/01/2053 1,146,820
2,811,359 Pool SD2969 2.50% 05/01/2052 2,431,812
1,440,226 Pool SD3033 5.50% 05/01/2053 1,497,338
1,388,085 Pool SD3803 2.00% 02/01/2052 1,149,593
1,273,575 Pool SD3892 5.50% 09/01/2053 1,303,836
1,038,684 Pool SD4301 6.00% 11/01/2053 1,093,219
875,991 Pool SD4888 6.00% 02/01/2054 912,805
2,518,209 Pool SD5249 5.50% 04/01/2054 2,592,867
3,709,688 Pool SD5573 3.00% 08/01/2052 3,349,058
1,931,023 Pool SD5617 6.00% 06/01/2054 2,017,892
2,668,178 Pool SD6002 5.50% 07/01/2054 2,750,158
2,352,938 Pool SD6977 4.50% 03/01/2049 2,337,553
1,339,334 Pool SD7553 3.00% 03/01/2052 1,206,495
2,005,922 Pool SD7556 3.00% 08/01/2052 1,797,282
1,136,924 Pool SD8146 2.00% 05/01/2051 927,858
2,384,278 Pool SD8276 5.00% 12/01/2052 2,389,005
4,110,975 Pool SL0638 2.50% 02/01/2052 3,530,623
2,274,846 Pool SL1124 6.00% 04/01/2055 2,357,217
2,132,514 Pool SL1712 6.00% 12/01/2054 2,211,773
FNMA ,
1,940,000 Pool BS9945 6.13% 11/01/2033 2,079,610
1,603,000 Pool BZ0238 5.79% 01/01/2029 1,630,405
2,053,000 Pool BZ3117 5.06% 03/01/2035 2,114,521
2,010,000 Pool BZ3627 4.90% 04/01/2030 2,049,624
1,366,000 Pool BZ4051 5.10% 03/01/2030 1,398,888
FNMA REMICS ,
1,343,825 Series 2018-62-B 3.50% 09/25/2048 1,234,890
2,249,649 Series 2019-5-FE
(SOFR 30 Day
Average + 0.56%,
0.45% Floor,
6.50% Cap ) 4.44% 03/25/2049 2,220,266
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,909,000 Series 2022-M2-A2 2.40% 11/25/2031 1,741,457
2,076,011 Series 2025-31-FA
(SOFR 30 Day
Average + 1.30%,
6.50% Cap ) 5.17% 06/25/2054 2,089,035
FNMA UMBS ,
2,960,170 Pool CA6032 2.50% 06/01/2050 2,556,460
2,138,283 Pool CA8494 2.00% 01/01/2051 1,762,666
2,002,363 Pool CB3240 3.00% 04/01/2052 1,798,035
1,576,357 Pool CB4573 5.00% 09/01/2052 1,578,237
891,190 Pool CB7272 6.00% 10/01/2053 927,416
795,631 Pool CB7781 5.50% 01/01/2054 809,413
1,397,800 Pool CB8692 5.50% 06/01/2054 1,440,748
3,488,179 Pool CB8851 6.00% 07/01/2054 3,633,724
4,485,624 Pool FA0561 5.00% 01/01/2055 4,529,530
801,225 Pool FA1142 6.00% 10/01/2054 832,162
3,129,475 Pool FA1613 5.00% 04/01/2055 3,163,655
2,545,694 Pool FA1622 2.50% 06/01/2052 2,169,435
646,909 Pool FA2510 5.50% 08/01/2055 662,812
4,759,761 Pool FA3443 2.00% 05/01/2052 3,905,962
4,592,765 Pool FM6660 2.50% 03/01/2051 3,904,807
1,611,103 Pool FS1472 3.50% 11/01/2050 1,505,199
2,298,923 Pool FS3708 5.00% 01/01/2053 2,306,090
1,010,284 Pool FS5082 5.00% 02/01/2053 1,024,737
1,555,453 Pool FS5420 2.50% 03/01/2052 1,341,822
1,614,724 Pool FS5600 2.50% 06/01/2052 1,396,734
3,993,248 Pool FS5719 3.00% 05/01/2052 3,597,481
852,465 Pool FS6309 6.00% 12/01/2053 897,223
2,477,596 Pool FS6517 2.50% 04/01/2052 2,147,167
2,664,902 Pool FS7738 6.00% 03/01/2054 2,797,393
1,362,751 Pool FS8659 5.50% 07/01/2054 1,397,503
903,805 Pool FS9728 3.00% 03/01/2052 814,975
3,484,825 Pool MA5553 5.50% 12/01/2054 3,536,231
GNMA ,
1,011,820 Pool 785717 3.00% 11/20/2051 903,964
2,828,772 Pool 785805 2.50% 12/20/2051 2,422,088
2,445,059 Pool 786184 3.00% 02/20/2052 2,176,807
722,564 Pool 786227 3.00% 04/20/2052 644,167
1,497,216 Pool 786726 2.00% 03/20/2051 1,221,835
2,422,301 Pool 787800 2.50% 12/20/2050 2,060,822
3,982,476 Pool 787829 2.50% 03/20/2052 3,422,302
1,597,818 Pool 787830 2.50% 12/20/2050 1,372,101
3,164,983 Pool 787831 2.50% 10/20/2050 2,704,913
2,254,471 Pool 787860 3.00% 05/20/2051 2,035,077
1,642,108 Pool MA5191 3.50% 05/20/2048 1,524,628
661,948 Series
2013-116-WU 3.00% 12/20/2042 655,373
973,115 Series 2021-58-HP 3.00% 08/20/2050 875,142
881,753 Series 2022-23-BA 3.00% 05/20/2049 824,681
Total US Government and Agency Mortgage
Backed Obligations
(Cost $139,632,074) 141,737,266
US GOVERNMENT AND AGENCY OBLIGATIONS 14.0%
8,700,000 U.S. Treasury
Bonds 1.13% 05/15/2040 5,523,480
19,000,000 U.S. Treasury
Bonds 1.38% 11/15/2040 12,340,352
3,000,000 U.S. Treasury
Bonds 1.88% 02/15/2041 2,096,953
1,180,000 U.S. Treasury
Inflation Linked
Notes 0.38% 07/15/2027 1,552,689

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,860,000 U.S. Treasury
Inflation Linked
Notes 1.63% 10/15/2027 2,060,251
1,200,000 U.S. Treasury
Inflation Linked
Notes 0.50% 01/15/2028 1,556,472
100,000 U.S. Treasury Notes 0.75% 03/31/2026 99,348
2,800,000 U.S. Treasury Notes 0.75% 01/31/2028 2,647,695
15,950,000 U.S. Treasury Notes 0.63% 05/15/2030 14,000,175
28,450,000 U.S. Treasury Notes 0.63% 08/15/2030 24,760,391
22,950,000 U.S. Treasury Notes 0.88% 11/15/2030 20,066,010
Total US Government and Agency Obligations
(Cost $85,805,776) 86,703,816
AFFILIATED MUTUAL FUNDS  4.2%
1,178,775 DoubleLine
Emerging Markets
Local Currency
Bond Fund - Class I 11,328,026
1,662,896 DoubleLine Global
Bond Fund - Class I 14,666,742
Total Affiliated Mutual Funds
(Cost $25,700,000) 25,994,768
SHORT TERM INVESTMENTS 8.6%
11,620,127 JPMorgan U.S.
Government
Money Market
Fund - Class IM 3.72%
(h)
11,620,127
11,620,127 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 3.69%
(h)
11,620,127
30,000,000 U.S. Treasury Bills 0.00% 03/03/2026 29,823,181
Total Short Term Investments
(Cost $53,048,815) 53,063,435
Total Investments 98.8%
(Cost $603,697,357) 611,748,997
Other Assets in Excess of Liabilities 1.2% 7,262,650
NET ASSETS 100.0% $619,011,647
A
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations 22.9%
US Government and Agency Obligations 14.0
Non-Agency Residential Collateralized Mortgage Obligations 9.2
Short Term Investments 8.6
Asset Backed Obligations 8.5
Non-Agency Commercial Mortgage Backed Obligations 4.4
Affiliated Mutual Funds 4.2
Collateralized Loan Obligations 3.1
Banks 2.3
Electric Utilities 1.9
Oil, Gas & Consumable Fuels 1.7
Hotels, Restaurants & Leisure 0.9
Insurance 0.7
Consumer Finance 0.7
Ground Transportation 0.7
Metals & Mining 0.7
Software 0.6
Diversified Telecommunication Services 0.6
Food Products 0.5
Commercial Services & Supplies 0.5
Media 0.5
Capital Markets 0.5
Building Products 0.5
Specialty Retail 0.5
Semiconductors & Semiconductor Equipment 0.5
Multi-Utilities 0.5
Health Care Providers & Services 0.4
Financial Services 0.4
Health Care Equipment & Supplies 0.4
Construction & Engineering 0.4
Foreign Government Bonds, Foreign Agencies and Foreign
Government Sponsored Corporations 0.4
Transportation Infrastructure 0.4
Aerospace & Defense 0.3
Pharmaceuticals 0.3
Trading Companies & Distributors 0.3
Independent Power and Renewable Electricity Producers 0.3
IT Services 0.3
Chemicals 0.2
Automobile Components 0.2
Professional Services 0.2
Specialized REITs 0.2
Technology Hardware, Storage & Peripherals 0.2
Diversified Consumer Services 0.2
Biotechnology 0.2
Wireless Telecommunication Services 0.2
Energy Equipment & Services 0.2
Containers & Packaging 0.2
Consumer Staples Distribution & Retail 0.2
Residential REITs 0.2
Tobacco 0.2
Machinery 0.2
Entertainment 0.2
Marine Transportation 0.2
Electrical Equipment 0.2
Electronic Equipment, Instruments & Components 0.2
Construction Materials 0.1
Communications Equipment 0.1
Household Durables 0.1
Retail REITs 0.1
Hotel & Resort REITs 0.1

DoubleLine ETF Trust
INVESTMENT BREAKDOWN as a % of Net Assets: (Cont.)
Distributors 0.1%
Industrial REITs 0.1
Electric 0.1
Health Care REITs 0.1
Automobiles 0.1
Health Care Technology 0.1
Diversified REITs 0.1
Interactive Media & Services 0.1
Leisure Products 0.1
Life Sciences Tools & Services 0.1
Banking 0.1
Broadline Retail 0.0
(a)
Passenger Airlines 0.0
(a)
Gas Utilities 0.0
(a)
Mortgage Real Estate Investment Trusts (REITs) 0.0
(a)
Real Estate Management & Development 0.0
(a)
Household Products 0.0
(a)
Personal Care Products 0.0
(a)
Paper & Forest Products 0.0
(a)
Common Stocks 0.0
(a)
Other Assets and Liabilities 1.2
100.0%
(a) Represents less than 0.05% of net assets.
(b) Value determined using significant unobservable inputs.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to approximately $175,001,320 or
28.27% of net assets.
(d) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e) Perpetual maturity. The date disclosed is the next call date of the security.
(f) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(g) Interest only security.
(h) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
FTAI Fortress Transportation and Infrastructure Investors LLC
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized Appreciation
(Depreciation) / Value
U.S. Treasury Ultra Bonds Short (193) 03/20/2026 $ (22,774,000) $ 270,036
U.S. Treasury 2 Year Notes Long 1,635 03/31/2026 341,370,116 43,509
U.S. Treasury 10 Year Ultra Bonds Short (35) 03/20/2026 (4,025,547) 18,522
U.S. Treasury 5 Year Notes Long 445 03/31/2026 48,640,586 (40,521)
U.S. Treasury Long Bonds Long 407 03/20/2026 47,046,656 (208,132)
$83,414
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

|
December 31, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
December 31, 2025
A summary of the DoubleLine Opportunistic Core Bond ETF's investments in affiliated mutual funds for the period ended December 31, 2025 is as follows:
    Fund
Value at
September
30 , 2025
Gross
Purchases
Gross
Sales
Net Realized
Gain (Loss)
for the
period Ended
December 31 ,
2025
Change in
Unrealized
for the
period Ended
December 31 ,
2025
Value
at December
31 ,
2025
Shares Held
at December
31 ,
2025
Dividend
Income
Earned for
the
period Ended
December 31 ,
2025
DoubleLine Emerging Markets Local
Currency Bond Fund - Class I $ 5,238,738 $ 5,900,000 $ — $ — $ 189,288 $ 11,328,026 1,178,775 $ 163,212
DoubleLine Global Bond Fund -
Class I 13,100,000 1,600,000 — — (33,258) 14,666,742 1,662,896 119,744
$ 18,338,738 $ 7,500,000 $ — $ — $156,030 $25,994,768 2,841,671 $ 282,956

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
December 31, 2025

DoubleLine ETF Trust
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.7%
AUTOMOBILE COMPONENTS 0.1%
4,271 Aptiv plc
(a)
324,980
AUTOMOBILES 6.0%
76,708 Ford Motor Co. 1,006,409
18,774 General Motors Co. 1,526,702
38,890 Tesla, Inc.
(a)
17,489,610
20,022,721
BEVERAGES 4.8%
9,726 Brown-Forman Corp. - Class B 253,460
74,829 Coca-Cola Co. (The) 5,231,295
7,885 Constellation Brands, Inc. - Class A 1,087,815
75,011 Keurig Dr Pepper, Inc. 2,101,058
9,368 Molson Coors Beverage Co. - Class B 437,298
39,419 Monster Beverage Corp.
(a)
3,022,255
26,560 PepsiCo, Inc. 3,811,891
15,945,072
BROADLINE RETAIL 5.9%
81,262 Amazon.com, Inc.
(a)
18,756,895
8,964 eBay, Inc. 780,764
19,537,659
CONSUMER STAPLES DISTRIBUTION & RETAIL 7.9%
8,553 Costco Wholesale Corp. 7,375,594
12,090 Dollar General Corp. 1,605,189
10,762 Dollar Tree, Inc.
(a)
1,323,834
33,718 Kroger Co. (The) 2,106,701
26,464 Sysco Corp. 1,950,132
25,036 Target Corp. 2,447,269
35,955 Walgreens Boots Alliance, Inc., CVR
(a)(b)
19,056
84,850 Walmart, Inc. 9,453,139
26,280,914
DISTRIBUTORS 0.2%
2,731 Genuine Parts Co. 335,803
5,049 LKQ Corp. 152,480
641 Pool Corp. 146,629
634,912
DIVERSIFIED REITS 0.3%
14,154 WP Carey, Inc. 910,951
DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
136,621 AT&T, Inc. 3,393,666
88,692 Verizon Communications, Inc. 3,612,425
7,006,091
ENTERTAINMENT 8.2%
18,980 Electronic Arts, Inc. 3,878,183
22,559 Live Nation Entertainment, Inc.
(a)
3,214,658
40,861 Netflix, Inc.
(a)
3,831,127
14,741 Take-Two Interactive Software, Inc.
(a)
3,774,138
9,788 TKO Group Holdings, Inc. - Class A 2,045,692
33,397 Walt Disney Co. (The) 3,799,577
212,769 Warner Bros Discovery, Inc.
(a)
6,132,004
26,675,379
FOOD PRODUCTS 4.0%
26,556 Archer-Daniels-Midland Co. 1,526,704
7,743 Bunge Global SA 689,746
10,854 Campbell's Co. (The) 302,501
26,506 Conagra Brands, Inc. 458,819
29,547 General Mills, Inc. 1,373,936
8,172 Hershey Co. (The) 1,487,141
SHARES SECURITY DESCRIPTION VALUE $
16,094 Hormel Foods Corp. 381,428
5,911 J M Smucker Co. (The) 578,155
47,103 Kraft Heinz Co. (The) 1,142,248
7,704 Lamb Weston Holdings, Inc. 322,721
13,954 McCormick & Co., Inc. (Non-Voting) 950,407
60,415 Mondelez International, Inc. - Class A 3,252,138
15,814 Tyson Foods, Inc. - Class A 927,017
13,392,961
HEALTH CARE REITS 3.8%
9,972 Alexandria Real Estate Equities, Inc. 488,030
22,741 Healthcare Realty Trust, Inc. - Class A 385,460
44,886 Healthpeak Properties, Inc. 721,767
19,050 Omega Healthcare Investors, Inc. 844,677
15,524 Sabra Health Care REIT, Inc. 294,025
29,416 Ventas, Inc. 2,276,210
41,208 Welltower, Inc. 7,648,616
12,658,785
HOTEL & RESORT REITS 0.2%
41,443 Host Hotels & Resorts, Inc. 734,784
HOTELS, RESTAURANTS & LEISURE 6.2%
8,417 Airbnb, Inc. - Class A
(a)
1,142,355
635 Booking Holdings, Inc. 3,400,634
21,344 Carnival Corp.
(a)
651,846
26,238 Chipotle Mexican Grill, Inc. - Class A
(a)
970,806
2,297 Darden Restaurants, Inc. 422,694
612 Domino's Pizza, Inc. 255,094
7,237 DoorDash, Inc. - Class A
(a)
1,639,036
2,320 Expedia Group, Inc. 657,279
4,610 Hilton Worldwide Holdings, Inc. 1,324,223
6,059 Las Vegas Sands Corp. 394,380
4,416 Marriott International, Inc. - Class A 1,370,020
11,950 McDonald's Corp. 3,652,278
3,995 MGM Resorts International
(a)
145,778
8,880 Norwegian Cruise Line Holdings Ltd.
(a)
198,202
4,962 Royal Caribbean Cruises Ltd. 1,384,001
22,259 Starbucks Corp. 1,874,430
1,651 Wynn Resorts Ltd. 198,665
5,437 Yum! Brands, Inc. 822,509
20,504,230
HOUSEHOLD DURABLES 0.9%
5,435 DR Horton, Inc. 782,803
3,209 Garmin Ltd. 650,946
4,318 Lennar Corp. - Class A 443,890
1,022 Mohawk Industries, Inc.
(a)
111,705
55 NVR, Inc.
(a)
401,102
3,865 PulteGroup, Inc. 453,210
2,843,656
HOUSEHOLD PRODUCTS 4.1%
13,463 Church & Dwight Co., Inc. 1,128,873
6,749 Clorox Co. (The) 680,502
44,694 Colgate-Palmolive Co. 3,531,720
18,339 Kimberly-Clark Corp. 1,850,222
45,261 Procter & Gamble Co. (The) 6,486,353
13,677,670
INDUSTRIAL REITS 3.0%
18,322 Americold Realty Trust, Inc. 235,621
3,441 EastGroup Properties, Inc. 612,979
8,565 First Industrial Realty Trust, Inc. 490,518
3,696 Lineage, Inc. 129,360
57,318 Prologis, Inc. 7,317,215
15,323 Rexford Industrial Realty, Inc. 593,307

|
December 31, 2025

SHARES SECURITY DESCRIPTION VALUE $
12,126 STAG Industrial, Inc. 445,752
9,824,752
INTERACTIVE MEDIA & SERVICES 8.9%
29,739 Alphabet, Inc. - Class A 9,308,307
23,874 Alphabet, Inc. - Class C 7,491,661
34,399 Match Group, Inc. 1,110,744
17,050 Meta Platforms, Inc. - Class A 11,254,535
29,165,247
LEISURE PRODUCTS 0.1%
2,625 Hasbro, Inc. 215,250
MEDIA 5.6%
13,327 Charter Communications, Inc. - Class A
(a)
2,782,011
122,008 Comcast Corp. - Class A 3,646,819
30,043 Fox Corp. - Class A 2,195,242
21,248 Fox Corp. - Class B 1,379,633
53,818 News Corp. - Class A 1,405,726
17,792 News Corp. - Class B 527,177
45,936 Omnicom Group, Inc. 3,709,332
43,846 Paramount Skydance Corp. - Class B 587,536
63,336 Trade Desk, Inc. (The) - Class A
(a)
2,404,235
18,637,711
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.7%
67,432 AGNC Investment Corp. 722,871
41,638 Annaly Capital Management, Inc. 931,026
34,383 Rithm Capital Corp. 374,775
22,346 Starwood Property Trust, Inc. 402,451
2,431,123
OFFICE REITS 0.5%
9,531 BXP, Inc. 643,152
10,866 Cousins Properties, Inc. 280,125
7,045 Kilroy Realty Corp. 263,272
10,423 Vornado Realty Trust 346,877
1,533,426
PERSONAL CARE PRODUCTS 1.0%
13,568 Estee Lauder Cos., Inc. (The) - Class A 1,420,841
105,963 Kenvue, Inc. 1,827,862
3,248,703
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.1%
18,987 CBRE Group, Inc. - Class A
(a)
3,052,920
27,475 CoStar Group, Inc.
(a)
1,847,419
3,066 Jones Lang LaSalle, Inc.
(a)
1,031,617
3,245 Zillow Group, Inc. - Class A
(a)
221,406
11,332 Zillow Group, Inc. - Class C
(a)
773,069
6,926,431
RESIDENTIAL REITS 3.0%
21,059 American Homes 4 Rent - Class A 675,994
9,201 AvalonBay Communities, Inc. 1,668,233
6,916 Camden Property Trust 761,313
12,521 Equity LifeStyle Properties, Inc. 758,898
22,496 Equity Residential 1,418,148
4,174 Essex Property Trust, Inc. 1,092,252
36,523 Invitation Homes, Inc. 1,014,974
7,581 Mid-America Apartment Communities, Inc. 1,053,077
7,608 Sun Communities, Inc. 942,707
19,539 UDR, Inc. 716,691
10,102,287
RETAIL REITS 3.2%
7,138 Agree Realty Corp. 514,150
SHARES SECURITY DESCRIPTION VALUE $
19,819 Brixmor Property Group, Inc. 519,654
5,077 Federal Realty Investment Trust 511,762
43,850 Kimco Realty Corp. 888,840
12,200 NNN REIT, Inc. 483,486
59,001 Realty Income Corp. 3,325,886
10,570 Regency Centers Corp. 729,647
20,257 Simon Property Group, Inc. 3,749,773
10,723,198
SPECIALIZED REITS 7.7%
20,279 American Tower Corp. 3,560,384
28,096 Crown Castle, Inc. 2,496,892
14,776 CubeSmart 532,675
20,666 Digital Realty Trust, Inc. 3,197,237
4,710 Equinix, Inc. 3,608,613
13,759 Extra Space Storage, Inc. 1,791,697
18,339 Gaming and Leisure Properties, Inc. 819,570
19,075 Iron Mountain, Inc. 1,582,271
5,615 Lamar Advertising Co. - Class A 710,747
9,963 Millrose Properties, Inc. - Class A 297,595
10,225 Public Storage 2,653,388
6,943 SBA Communications Corp. - Class A 1,342,984
69,006 VICI Properties, Inc. - Class A 1,940,449
46,539 Weyerhaeuser Co. 1,102,509
25,637,011
SPECIALTY RETAIL 4.9%
327 AutoZone, Inc.
(a)
1,109,021
3,864 Best Buy Co., Inc. 258,618
13,785 Home Depot, Inc. (The) 4,743,418
10,994 Lowe's Cos., Inc. 2,651,313
16,648 O'Reilly Automotive, Inc.
(a)
1,518,464
6,412 Ross Stores, Inc. 1,155,058
21,905 TJX Cos., Inc. (The) 3,364,826
10,398 Tractor Supply Co. 520,004
884 Ulta Beauty, Inc.
(a)
534,829
2,420 Williams-Sonoma, Inc. 432,188
16,287,739
TEXTILES, APPAREL & LUXURY GOODS 0.9%
2,904 Deckers Outdoor Corp.
(a)
301,058
2,137 Lululemon Athletica, Inc.
(a)
444,090
23,359 NIKE, Inc. - Class B 1,488,201
759 Ralph Lauren Corp. - Class A 268,390
4,080 Tapestry, Inc. 521,302
3,023,041
TOBACCO 2.4%
56,892 Altria Group, Inc. 3,280,393
30,109 Philip Morris International, Inc. 4,829,483
8,109,876
WIRELESS TELECOMMUNICATION SERVICES 1.0%
16,111 T-Mobile US, Inc. 3,271,177
Total Common Stocks
(Cost $317,517,734) 330,287,737
SHORT TERM INVESTMENTS 0.2%
267,252 JPMorgan U.S. Government Money
Market Fund - Class IM 3.72%
(c)
267,252

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
(Unaudited)
December 31, 2025
SHARES SECURITY DESCRIPTION VALUE $
267,252 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 3.69%
(c)
267,252
Total Short Term Investments
(Cost $534,504) 534,504
Total Investments 99.9%
(Cost $318,052,238) 330,822,241
Other Assets in Excess of Liabilities 0.1% 444,174
NET ASSETS 100.0% $331,266,415
(a) Non-income producing security.
(b) Value determined using significant unobservable inputs.
(c) Seven-day yield as of period end.

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Unaudited)
December 31, 2025
|
December 31, 2025

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COLLATERALIZED LOAN OBLIGATIONS 15.8%
ACRES LLC ,
4,000,000 Series 2025-FL3-A
(CME Term SOFR
1 Month + 1.62% ) 5.35%
(a)
08/18/2040 4,014,652
Arbor Realty Collateralized Loan Obligation Ltd. ,
3,100,000 Series 2025-BTR1-A
(CME Term SOFR
1 Month + 1.93% ) 5.66%
(a)
01/20/2041 3,113,609
2,000,000 Series 2025-BTR1-
AS (CME Term
SOFR 1 Month +
2.64% ) 6.37%
(a)
01/20/2041 2,021,016
Arbor Realty Commercial Real Estate Notes Ltd. ,
2,581,866 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.46% Floor ) 5.21%
(a)
11/15/2036 2,585,117
807,888 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor ) 5.43%
(a)
01/15/2037 808,924
AREIT LLC ,
413,339 Series 2022-CRE7-A
(CME Term SOFR
1 Month + 2.24% ) 5.98%
(a)
06/17/2039 414,283
3,000,000 Series
2025-CRE11-A
(CME Term SOFR
1 Month + 1.55% ) 5.55%
(a)
07/25/2043 3,007,488
BDS LLC ,
2,000,000 Series 2025-FL16-C
(CME Term SOFR
1 Month + 2.10% ) 5.83%
(a)
07/19/2043 2,005,408
BDS Ltd. ,
113,230 Series 2021-FL10-A
(CME Term SOFR
1 Month + 1.46% ) 5.20%
(a)
12/16/2036 113,525
BRSP Ltd. ,
1,058,469 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.00%
(a)
08/19/2038 1,057,262
BSPDF Issuer LLC ,
1,000,000 Series 2025-FL2-A
(CME Term SOFR
1 Month + 1.52% ) 5.27%
(a)
12/15/2042 1,003,289
BSPRT Issuer Ltd. ,
1,289,495 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor ) 6.01%
(a)
09/15/2035 1,293,343
BXMT Ltd. ,
89,875 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.26%,
1.01% Floor ) 5.00%
(a)
02/15/2038 89,764
FS Rialto ,
743,475 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor ) 5.07%
(a)
05/16/2038 744,231
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
837,320 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor ) 5.10%
(a)
11/16/2036 838,766
GPMT Ltd. ,
124,883 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.61%,
1.36% Floor ) 5.35%
(a)
07/16/2035 125,110
3,000,000 Series 2021-FL3-AS
(CME Term SOFR
1 Month + 1.96% ) 5.70%
(a)
07/16/2035 3,005,175
3,604,624 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor ) 5.20%
(a)
12/15/2036 3,614,033
1,320,000 Series 2021-FL4-AS
(CME Term SOFR
1 Month + 1.81%,
1.70% Floor ) 5.55%
(a)
12/15/2036 1,322,186
1,000,000 Series 2021-FL4-B
(CME Term SOFR
1 Month + 2.06% ) 5.80%
(a)
12/15/2036 995,592
Greystone CRE Notes Ltd. ,
341,150 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.13%,
1.02% Floor ) 4.88%
(a)
07/15/2039 341,877
550,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor ) 5.51%
(a)
07/15/2039 549,875
INCREF LLC ,
2,500,000 Series 2025-FL1-A
(CME Term SOFR
1 Month + 1.73% ) 5.46%
(a)
10/19/2042 2,508,223
KREF Ltd. ,
1,264,057 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor ) 4.92%
(a)
02/15/2039 1,266,686
100,000 Series 2021-FL2-C
(CME Term SOFR
1 Month + 2.11%,
2.00% Floor ) 5.85%
(a)
02/15/2039 99,223
250,000 Series 2022-FL3-AS
(CME Term SOFR
1 Month + 1.90%,
1.90% Floor ) 5.63%
(a)
02/17/2039 250,648
250,000 Series 2022-FL3-B
(CME Term SOFR
1 Month + 2.10%,
2.10% Floor ) 5.83%
(a)
02/17/2039 250,235
LMNT CRE LLC ,
3,000,000 Series 2025-FL3-C
(CME Term SOFR
1 Month + 2.75% ) 6.48%
(a)
07/21/2043 3,007,479
LoanCore Issuer Ltd. ,
1,137,049 Series 2021-CRE5-
AS (CME Term
SOFR 1 Month
+ 1.86%, 1.86%
Floor ) 5.61%
(a)
07/15/2036 1,138,338

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
218,666 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.16%
(a)
11/15/2038 219,042
1,600,000 Series 2021-CRE6-C
(CME Term SOFR
1 Month + 2.41% ) 6.16%
(a)
11/15/2038 1,604,034
MF1 Multifamily Housing Mortgage Loan Trust ,
331,742 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor ) 4.93%
(a)
10/16/2036 332,054
1,000,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor ) 5.60%
(a)
10/16/2036 1,001,115
Ready Capital Mortgage Financing LLC ,
602,073 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.05%
(a)
11/25/2036 602,837
STWD Ltd. ,
3,000,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.56% ) 5.30%
(a)
04/18/2038 3,007,650
456,848 Series 2022-FL3-A
(SOFR 30 Day
Average + 1.35%,
1.35% Floor ) 5.33%
(a)
11/15/2038 457,417
TRTX Issuer Ltd. ,
1,729,391 Series 2022-FL5-A
(CME Term SOFR
1 Month + 1.65%,
1.65% Floor ) 5.39%
(a)
02/15/2039 1,731,544
2,100,000 Series 2022-FL5-AS
(CME Term SOFR
1 Month + 2.15%,
2.15% Floor ) 5.89%
(a)
02/15/2039 2,101,142
Total Collateralized Loan Obligations
(Cost $52,196,004) 52,642,192
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 64.6%
1211 Avenue of the Americas Trust ,
1,600,000 Series
2015-1211-A1A2 3.90%
(a)
08/10/2035 1,549,400
280 Park Avenue Mortgage Trust ,
1,500,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor ) 4.93%
(a)
09/15/2034 1,495,504
AG Trust ,
1,744,000 Series 2024-NLP-B
(CME Term SOFR
1 Month + 2.76% ) 6.51%
(a)
08/15/2041 1,756,603
Arbor Multifamily Mortgage Securities Trust ,
1,454,000 Series
2021-MF2-ASB 2.24%
(a)
06/15/2054 1,382,352
ARDN Mortgage Trust ,
1,860,000 Series 2025-ARCP-A
(CME Term SOFR
1 Month + 1.75% ) 5.50%
(a)
06/15/2035 1,866,050
BAMLL Commercial Mortgage Securities Trust ,
2,000,000 Series 2015-HAUL-B 4.31%
(a)
07/07/2043 1,975,686
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BANK ,
551,233 Series
2017-BNK5-A4 3.13% 06/15/2060 544,931
335,859 Series
2018-BN14-A2 4.13% 09/15/2060 334,664
969,599 Series
2019-BN19-A2 2.93% 08/15/2061 926,549
1,050,000 Series
2021-BN32-ASB 2.33% 04/15/2054 1,002,409
650,000 Series
2021-BN36-A2 2.13% 09/15/2064 636,320
140,157 Series
2021-BN37-A1 1.19% 11/15/2064 138,629
400,000 Series
2021-BN38-ASB 2.51% 12/15/2064 377,663
415,221 Series
2022-BNK39-A1 1.74% 02/15/2055 409,725
1,261,618 Series
2023-BNK46-A1 6.01% 08/15/2056 1,282,003
1,505,776 Series
2024-BNK47-A1 5.52% 06/15/2057 1,537,489
1,113,212 Series
2024-BNK48-A1 4.33% 10/15/2057 1,114,399
2,404,357 Series
2025-BNK49-A1 4.77% 03/15/2058 2,430,999
2,741,283 Series
2025-BNK50-A1 4.73% 05/15/2068 2,769,580
BANK5 ,
3,000,000 Series
2023-5YR1-A3 6.26%
(b)
04/15/2056 3,112,309
273,234 Series
2023-5YR2-A1 6.20% 07/15/2056 278,628
3,000,000 Series
2023-5YR2-A3 6.66%
(b)
07/15/2056 3,155,033
1,500,000 Series
2024-5YR10-A3 5.30% 10/15/2057 1,546,803
2,586,800 Series
2024-5YR5-A3 5.70% 02/15/2029 2,683,142
659,944 Series
2024-5YR7-A1 5.82% 06/15/2057 672,687
1,457,912 Series
2024-5YR8-A1 5.19% 08/15/2057 1,482,188
1,000,000 Series
2024-5YR9-A3 5.61% 08/15/2057 1,041,433
878,331 Series
2025-5YR14-A1 4.82% 04/15/2058 886,693
19,609,777 Series
2025-5YR17-XA 1.19%
(b)(c)
11/15/2058 964,554
43,620,000 Series
2025-5YR18-XA 1.05%
(b)(c)
12/15/2058 1,968,553
19,959,000 Series
2025-5YR19-XA 1.13%
(b)(c)
12/15/2058 999,646
BANK5 Trust ,
1,506,590 Series
2024-5YR6-A1 5.86% 05/15/2057 1,542,699
1,248,000 Series
2024-5YR6-A3 6.23% 05/15/2057 1,315,801
BBCMS Mortgage Trust ,
44,512 Series 2017-C1-ASB 3.49% 02/15/2050 44,268
2,177,000 Series
2021-C11-ASB 2.11% 09/15/2054 2,064,853
707,636 Series
2024-5C25-A1 5.49% 03/15/2057 719,677
2,240,000 Series
2024-5C29-AS 5.63% 09/15/2057 2,305,056

|
December 31, 2025

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,281,785 Series 2024-C24-A1 5.23% 02/15/2057 1,295,431
1,639,395 Series 2024-C28-A1 4.91% 09/15/2057 1,658,817
1,168,973 Series
2025-5C34-A1 4.81% 05/15/2058 1,182,322
19,625,203 Series
2025-5C34-XA 1.17%
(b)(c)
05/15/2058 895,716
21,360,417 Series
2025-5C36-XA 1.07%
(b)(c)
08/15/2058 929,659
2,500,000 Series
2025-5C37-AS 5.38%
(b)
09/15/2058 2,553,992
14,248,204 Series
2025-5C37-XA 1.66%
(a)(b)(c)
09/15/2058 948,981
31,690,000 Series
2025-5C38-XA 1.46%
(b)(c)
11/15/2058 1,959,187
BBCMS Trust ,
550,000 Series 2018-CBM-A
(CME Term SOFR
1 Month + 1.30%,
1.25% Floor ) 5.05%
(a)
07/15/2037 537,828
Benchmark Mortgage Trust ,
500,000 Series 2018-B7-A3 4.24% 05/15/2053 499,383
1,379,000 Series 2019-B13-A3 2.70% 08/15/2057 1,306,931
482,902 Series
2019-B13-ASB 2.89% 08/15/2057 473,032
11,242,381 Series 2019-B14-XA 0.75%
(b)(c)
12/15/2062 220,554
668,274 Series 2019-B15-A2 2.91% 12/15/2072 638,942
300,000 Series
2020-B22-ASB 1.73% 01/15/2054 283,860
1,250,000 Series 2021-B25-A3 1.91% 04/15/2054 1,147,069
2,500,000 Series 2023-B38-A2 5.63% 04/15/2056 2,551,711
146,724 Series 2023-V2-A1 5.85% 05/15/2055 147,476
775,000 Series 2023-V2-A2 5.36% 05/15/2055 789,720
2,500,000 Series 2023-V3-AS 7.10%
(b)
07/15/2056 2,640,354
179,918 Series 2024-V10-A1 4.48% 09/15/2057 180,520
3,000,000 Series 2024-V11-A3 5.91%
(b)
11/15/2057 3,155,207
168,808 Series 2024-V12-A1 5.05% 12/15/2057 171,169
235,729 Series 2024-V5-A1 5.32% 01/10/2057 239,177
3,000,000 Series 2024-V5-A3 5.81% 01/10/2057 3,123,594
1,629,069 Series 2024-V7-A1 5.63% 05/15/2056 1,664,430
721,000 Series 2024-V8-A1 5.51% 07/15/2057 733,918
1,500,000 Series 2024-V8-A3 6.19%
(b)
07/15/2057 1,585,003
2,000,000 Series 2024-V9-A3 5.60% 08/15/2057 2,079,547
300,000 Series 2025-V13-A1 5.09% 02/15/2058 305,390
1,770,037 Series 2025-V14-A1 4.84% 04/15/2057 1,795,938
920,890 Series 2025-V15-A1 4.91% 06/15/2058 931,609
1,000,000 Series 2025-V16-AS 5.86%
(b)
08/15/2058 1,040,330
3,000,000 Series
2025-V17-AM 5.42%
(b)
09/15/2058 3,069,917
15,350,000 Series 2025-V17-XA 1.51%
(b)(c)
09/15/2058 946,351
2,000,000 Series 2025-V18-AS 5.59% 10/15/2058 2,061,965
20,633,000 Series 2025-V19-XA 1.10%
(b)(c)
01/15/2058 996,782
BFLD Trust ,
2,000,000 Series 2025-FPM-A 5.01%
(a)(b)
10/10/2040 2,025,048
BMARK ,
491,984 Series 2023-V4-A1 6.45% 11/15/2056 502,558
BMO Mortgage Trust ,
150,069 Series 2022-C1-A1 2.20% 02/15/2055 148,885
53,301 Series 2022-C3-A1 5.25%
(b)
09/15/2054 53,450
336,862 Series 2023-5C2-A1 6.80% 11/15/2056 345,005
342,797 Series 2023-C4-A1 5.29% 02/15/2056 344,242
500,000 Series 2023-C5-A2 6.52% 06/15/2056 514,954
1,119,399 Series 2023-C7-A1 5.90% 12/15/2056 1,137,630
82,423 Series 2024-5C3-A1 5.14% 02/15/2057 83,230
1,459,996 Series 2024-5C4-A1 6.02% 05/15/2057 1,496,399
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
372,760 Series 2024-5C5-A1 5.20% 02/15/2057 373,295
2,000,000 Series 2024-5C6-A3 5.32% 09/15/2057 2,058,216
1,036,110 Series 2024-5C7-A1 4.83% 11/15/2057 1,048,188
1,179,028 Series 2024-C9-A1 5.48% 07/15/2057 1,199,688
377,316 Series
2025-5C10-A1 4.74% 05/15/2058 380,572
17,431,283 Series
2025-5C10-XA 1.35%
(b)(c)
05/15/2058 875,777
15,842,845 Series
2025-5C12-XA 1.44%
(b)(c)
10/15/2058 957,348
39,091,000 Series
2025-5C13-XA 1.20%
(b)(c)
12/15/2058 1,998,719
988,690 Series 2025-5C9-A1 4.97% 04/15/2058 1,000,998
1,779,157 Series 2025-C11-A1 4.97% 02/15/2058 1,810,748
934,270 Series 2025-C12-A1 4.90% 06/15/2058 946,584
BPR Commercial Mortgage Trust ,
2,000,000 Series 2025-STAR-A 4.95%
(a)(b)
11/05/2042 2,014,193
BPR Trust ,
340,000 Series 2021-TY-B
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.02%
(a)
09/15/2038 339,671
BX Commercial Mortgage Trust ,
409,752 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor ) 4.80%
(a)
04/15/2034 407,869
267,766 Series 2021-21M-A
(CME Term SOFR
1 Month + 0.84%,
0.73% Floor ) 4.59%
(a)
10/15/2036 267,653
468,097 Series 2021-ACNT-C
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor ) 5.36%
(a)
11/15/2038 467,706
1,060,841 Series 2021-XL2-A
(CME Term SOFR
1 Month + 0.80%,
0.69% Floor ) 4.55%
(a)
10/15/2038 1,060,781
1,134,000 Series 2021-XL2-D
(CME Term SOFR
1 Month + 1.51% ) 5.26%
(a)
10/15/2038 1,133,738
BX Mortgage Trust ,
1,500,000 Series 2021-PAC-A
(CME Term SOFR
1 Month + 0.80% ) 4.55%
(a)
10/15/2036 1,495,957
BX Trust ,
1,790,564 Series 2021-BXMF-B
(CME Term SOFR
1 Month + 1.16%,
1.04% Floor ) 4.91%
(a)
10/15/2026 1,788,342
320,000 Series 2021-LBA-
DJV (CME Term
SOFR 1 Month +
1.71% ) 5.47%
(a)
02/15/2036 319,944
1,000,000 Series 2021-LGCY-B
(CME Term SOFR
1 Month + 0.97%,
0.86% Floor ) 4.72%
(a)
10/15/2036 997,263
1,267,994 Series 2021-RISE-B
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor ) 5.11%
(a)
11/15/2036 1,267,619

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
860,000 Series 2021-VIEW-C
(CME Term SOFR
1 Month + 2.46%,
2.35% Floor ) 6.21%
(a)
06/15/2036 859,710
1,791,362 Series 2025-ARIA-C 5.52%
(a)(b)
12/13/2042 1,806,838
Cantor Commercial Real Estate Lending ,
1,256,004 Series 2019-CF1-A2 3.62% 05/15/2052 1,241,034
200,000 Series 2019-CF3-A4 3.01% 01/15/2053 188,649
CEDR Commercial Mortgage Trust ,
1,000,000 Series 2022-SNAI-A
(CME Term SOFR
1 Month + 0.99%,
0.99% Floor ) 4.74%
(a)
02/15/2039 986,822
Citigroup Commercial Mortgage Trust ,
155,243 Series 2016-C1-A3 2.94% 05/10/2049 154,797
1,751,000 Series 2016-P4-A4 2.90% 07/10/2049 1,737,565
1,145,892 Series
2019-GC43-AAB 2.96% 11/10/2052 1,119,802
Commercial Mortgage Trust ,
2,500,000 Series
2016-COR1-A4 3.09% 10/10/2049 2,473,838
2,000,000 Series 2016-DC2-B 4.66%
(b)
02/10/2049 1,995,308
CSAIL Commercial Mortgage Trust ,
1,962,263 Series 2017-CX9-A4 3.18% 09/15/2050 1,931,959
19,051 Series 2020-C19-A1 1.30% 03/15/2053 17,451
1,846,718 Series
2020-C19-ASB 2.55% 03/15/2053 1,785,877
CSMC Trust ,
1,600,000 Series
2016-NXSR-A4 3.79%
(b)
12/15/2049 1,591,368
DBJPM Mortgage Trust ,
1,385,000 Series 2016-C3-A5 2.89% 08/10/2049 1,374,605
24,788 Series 2020-C9-A2 1.90% 08/15/2053 24,745
3,000,000 Series 2020-C9-A3 1.88% 08/15/2053 2,815,174
Del Amo Fashion Center Trust ,
1,500,000 Series 2017-AMO-A 3.64%
(a)(b)
06/05/2035 1,459,629
DTP Commercial Mortgage Trust ,
2,000,000 Series 2023-STE2-B 5.79%
(a)(b)
01/15/2041 2,035,389
ELP Commercial Mortgage Trust ,
2,000,000 Series 2025-ELP-C 5.14%
(a)(b)
11/13/2042 2,002,105
EQUS Mortgage Trust ,
1,510,696 Series 2021-EQAZ-B
(CME Term SOFR
1 Month + 1.36% ) 5.12%
(a)
10/15/2038 1,511,117
GS Mortgage Securities Trust ,
129,314 Series
2013-GC13-AS 3.86%
(a)(b)
07/10/2046 127,754
3,000,000 Series 2013-GC13-B 3.86%
(a)(b)
07/10/2046 2,919,838
20,392 Series
2015-GC34-A4 3.51% 10/10/2048 20,194
980,000 Series
2018-GS10-A2 4.00% 07/10/2051 971,096
300,000 Series
2019-GC38-A3 3.70% 02/10/2052 296,575
221,646 Series
2019-GC39-A3 3.31% 05/10/2052 213,341
153,776 Series
2019-GSA1-AAB 2.99% 11/10/2052 150,676
2,427,625 Series
2020-GC45-AAB 2.84% 02/13/2053 2,371,513
Hilton USA Trust ,
300,000 Series 2016-HHV-A 3.72%
(a)
11/05/2038 298,014
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
470,088 Series 2016-JP3-A4 2.63% 08/15/2049 465,929
1,331,457 Series 2019-UES-A 3.81%
(a)
05/05/2032 1,322,422
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
JPMBB Commercial Mortgage Securities Trust ,
157,428 Series 2015-C27-A4 3.18% 02/15/2048 153,991
JPMCC Commercial Mortgage Securities Trust ,
137,082 Series 2017-JP5-A4 3.46% 03/15/2050 136,733
1,640,000 Series 2017-JP5-A5 3.72% 03/15/2050 1,630,708
2,000,000 Series
2019-COR5-A3 3.12% 06/13/2052 1,934,698
JPMDB Commercial Mortgage Securities Trust ,
500,381 Series 2018-C8-A3 3.94% 06/15/2051 497,108
LCCM Trust ,
514,483 Series
2017-LC26-A3 3.29%
(a)
07/12/2050 507,589
Morgan Stanley Bank of America Merrill Lynch Trust ,
1,322,074 Series 2013-C9-B 3.71%
(b)
05/15/2046 1,288,315
211,606 Series 2017-C33-A3 3.30% 05/15/2050 209,944
355,356 Series 2025-5C1-A1 4.92% 03/15/2058 359,091
3,000,000 Series 2025-5C2-A3 5.11% 11/15/2058 3,077,522
27,505,000 Series 2025-5C2-XA 1.25%
(b)(c)
11/15/2058 1,461,148
Morgan Stanley Capital I ,
1,608,856 Series 2017-HR2-A3 3.33% 12/15/2050 1,584,129
Morgan Stanley Capital I Trust ,
53,219 Series
2016-UBS9-A4 3.59% 03/15/2049 53,105
7,777,810 Series 2019-L2-XA 0.99%
(b)(c)
03/15/2052 201,747
932,201 Series 2024-NSTB-A 3.90%
(a)(b)
09/24/2057 921,261
MSBAM Commercial Mortgage Securities Trust ,
2,842,811 Series
2012-CKSV-A2 3.28%
(a)
10/15/2030 2,739,021
MSWF Commercial Mortgage Trust ,
1,402,202 Series 2023-1-A1 5.54% 05/15/2056 1,418,139
645,654 Series 2023-2-A1 5.96% 12/15/2056 651,873
2,200,000 Series 2023-2-A2 6.89% 12/15/2056 2,320,802
SCOTT Trust ,
2,000,000 Series 2023-SFS-AS 6.20%
(a)
03/10/2040 2,036,614
STDIO Commercial Mortgage Trust ,
986,000 Series 2025-RLGH-A 5.54%
(a)(b)
09/15/2038 989,687
UBS Commercial Mortgage Trust ,
502,127 Series 2017-C7-A3 3.42% 12/15/2050 496,863
368,543 Series 2018-C13-A3 4.07% 10/15/2051 366,985
568,748 Series
2018-C15-ASB 4.20% 12/15/2051 568,800
1,600,366 Series 2018-C8-A3 3.72% 02/15/2051 1,585,774
Wells Fargo Commercial Mortgage Trust ,
666,422 Series
2016-BNK1-A2 2.40% 08/15/2049 662,856
389,798 Series 2016-C33-A4 3.43% 03/15/2059 388,860
1,250,000 Series 2016-C34-A4 3.10% 06/15/2049 1,243,707
96,436 Series 2017-C38-A4 3.19% 07/15/2050 95,285
2,448,048 Series 2019-C50-A4 3.47% 05/15/2052 2,403,794
500,000 Series 2019-C53-A3 2.79% 10/15/2052 475,996
2,320,089 Series
2020-C57-ASB 1.91% 08/15/2053 2,228,677
399,344 Series 2021-SAVE-A
(CME Term SOFR
1 Month + 1.36%,
1.15% Floor ) 5.12%
(a)
02/15/2040 399,580
1,016,264 Series 2024-5C1-A1 5.23% 07/15/2057 1,029,135
1,500,000 Series 2024-5C1-A3 5.93% 07/15/2057 1,571,505
1,929,803 Series 2024-C63-A1 4.89% 08/15/2057 1,953,225
20,649,765 Series 2025-5C4-XA 1.12%
(b)(c)
05/15/2058 890,719
2,000,000 Series 2025-5C6-AS 5.58%
(b)
10/15/2058 2,063,163
17,126,633 Series 2025-5C6-XA 1.37%
(b)(c)
10/15/2058 952,624
2,500,000 Series 2025-5C7-B 5.86%
(b)
12/15/2058 2,578,639
16,142,000 Series 2025-5C7-XA 1.44%
(b)(c)
12/15/2058 992,885

|
December 31, 2025

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
789,604 Series 2025-C64-A1 5.02% 02/15/2058 798,723
1,000,000 Series 2025-VTT-C 5.83%
(a)(b)
03/15/2038 1,005,040
WFRBS Commercial Mortgage Trust ,
66,806 Series 2013-C14-AS 3.49% 06/15/2046 65,674
1,000,000 Series 2014-C22-B 4.37%
(b)
09/15/2057 914,760
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $213,299,182) 216,096,688
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
AREIT Trust ,
1,704,668 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor ) 5.19%
(a)
01/20/2037 1,707,458
PFP Ltd. ,
106,257 Series 2024-11-A
(CME Term SOFR
1 Month + 1.83% ) 5.61%
(a)
09/17/2039 106,766
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $1,794,843) 1,814,224
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 13.2%
FHLMC ,
2,500,000 Pool WN1487 4.55% 11/01/2029 2,531,434
FHLMC Multifamily Structured Pass-Through Certificates ,
4,100,000 Series K088-A2 3.69% 01/25/2029 4,080,535
4,000,000 Series K518-A2 5.40% 01/25/2029 4,158,463
FNMA ,
3,500,000 Pool BL2869 2.79% 07/01/2029 3,366,425
4,000,000 Pool BZ0638 4.82% 04/01/2029 4,097,745
4,500,000 Pool BZ1029 4.93% 06/01/2029 4,631,887
2,500,000 Pool BZ2695 5.01% 12/01/2029 2,546,600
2,481,933 Pool BZ3803 4.46% 05/01/2030 2,521,265
6,343,262 Pool BZ3936 4.78% 05/01/2030 6,445,771
2,500,000 Pool BZ4251 4.65% 07/01/2030 2,548,704
2,500,000 Pool BZ4252 4.65% 07/01/2030 2,552,841
2,000,000 Pool BZ4253 4.65% 07/01/2030 2,045,588
2,500,000 Pool BZ4565 4.53% 08/01/2030 2,539,476
Total US Government and Agency Mortgage
Backed Obligations
(Cost $43,824,619) 44,066,734
SHORT TERM INVESTMENTS 5.5%
9,175,965 JPMorgan U.S.
Government
Money Market
Fund - Class IM 3.72%
(d)
9,175,965
9,175,965 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 3.69%
(d)
9,175,965
Total Short Term Investments
(Cost $18,351,930) 18,351,930
Total Investments 99.6%
(Cost $329,466,578) 332,971,768
Other Assets in Excess of Liabilities 0.4% 1,355,795
NET ASSETS 100.0% $334,327,563

DoubleLine ETF Trust
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to approximately $103,483,034 or
30.95% of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate

Schedule of Investments DoubleLine Mortgage ETF
(Unaudited)
December 31, 2025
|
December 31, 2025

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 14.4%
Angel Oak Mortgage Trust ,
1,300,000 Series 2025-11-M1 5.62%
(a)(b)
10/25/2070 1,302,717
1,000,000 Series 2025-8-M1 6.22%
(a)(c)
07/25/2070 1,013,593
Barclays Mortgage Loan Trust ,
3,000,000 Series
2025-NQM3-M1 6.37%
(a)(c)
05/25/2065 3,048,214
BRAVO Residential Funding Trust ,
1,000,000 Series
2025-NQM6-B1A 6.47%
(a)(c)
06/25/2065 1,010,931
1,450,000 Series
2025-NQM7-M1 6.23%
(a)(c)
07/25/2065 1,464,793
Connecticut Avenue Securities Trust ,
352,812 Series 2023-R07-
2M1 (SOFR 30
Day Average +
1.95% ) 5.82%
(a)
09/25/2043 354,537
2,000,000 Series 2024-R01-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor ) 5.67%
(a)
01/25/2044 2,014,450
1,500,000 Series 2024-R02-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor ) 5.67%
(a)
02/25/2044 1,510,010
3,000,000 Series 2024-R05-
2M2 (SOFR 30
Day Average +
1.70%, 1.90%
Floor ) 5.57%
(a)
07/25/2044 3,013,327
Cross Mortgage Trust ,
1,861,000 Series 2025-H4-M1 6.45%
(a)(c)
06/25/2070 1,892,768
Deephaven Residential Mortgage Trust ,
655,942 Series 2022-2-A1 4.30%
(a)(c)
03/25/2067 642,628
EFMT ,
3,600,000 Series
2025-NQM2-M1B 6.91%
(a)(c)
06/25/2070 3,663,177
1,148,000 Series
2025-NQM3-M1B 6.45%
(a)(c)
08/25/2070 1,158,962
FHLMC STACR REMICS Trust ,
1,000,000 Series 2022-DNA3-
M1B (SOFR 30
Day Average +
2.90% ) 6.77%
(a)
04/25/2042 1,025,405
371,350 Series 2023-HQA2-
M1A (SOFR 30
Day Average +
2.00% ) 5.87%
(a)
06/25/2043 371,986
6,000,000 Series
2024-DNA1-M2
(SOFR 30 Day
Average + 1.95% ) 5.82%
(a)
02/25/2044 6,065,014
2,000,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00% ) 5.87%
(a)
03/25/2044 2,015,231
GS Mortgage-Backed Securities Trust ,
8,523,000 Series
2025-NQM2-M1 6.27%
(a)(c)
06/25/2065 8,629,218
2,100,000 Series
2025-NQM3-M1 5.93%
(a)(c)
11/25/2065 2,109,784
J.P. Morgan Mortgage Trust ,
3,533,000 Series
2025-NQM2-M1A 6.36%
(a)(c)
09/25/2065 3,590,858
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,300,000 Series
2025-NQM3-M1B 6.42%
(a)(c)
11/25/2065 1,314,425
1,000,000 Series
2025-VIS2-M1 6.20%
(a)(c)
12/25/2055 1,012,049
MFA Trust ,
1,635,000 Series
2025-NQM5-M1 5.89%
(a)(c)
11/25/2070 1,648,327
Morgan Stanley Residential Mortgage Loan Trust ,
3,588,000 Series
2025-NQM3-M1 6.56%
(a)(c)
05/25/2070 3,657,086
4,100,000 Series
2025-NQM9-M1 5.91%
(a)(c)
09/25/2070 4,106,661
New Residential Mortgage Loan Trust ,
3,455,514 Series
2024-NQM1-A1 6.13%
(a)(b)
03/25/2064 3,493,976
OBX Trust ,
839,673 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 848,194
592,175 Series
2023-NQM3-A1 5.95%
(a)(b)
02/25/2063 592,499
1,099,105 Series
2023-NQM5-A1A 6.57%
(a)(b)
06/25/2063 1,105,518
564,711 Series
2024-NQM4-A1 6.07%
(a)(b)
01/25/2064 569,955
1,227,234 Series
2024-NQM6-A1 6.45%
(a)(b)
02/25/2064 1,244,532
2,550,000 Series
2025-NQM13-M1 6.28%
(a)(c)
05/25/2065 2,588,424
5,200,000 Series
2025-NQM8-M1 6.39%
(a)(c)
03/25/2065 5,280,414
PRPM Trust ,
4,111,000 Series
2025-NQM2-M1A 6.63%
(a)(c)
04/25/2070 4,191,985
4,000,000 Series
2025-NQM5-M1 5.90%
(a)(c)
10/25/2070 4,014,559
Verus Securitization Trust ,
896,566 Series 2023-5-A1 6.48%
(a)(b)
06/25/2068 900,408
551,421 Series 2023-7-A1 7.07%
(a)(b)
10/25/2068 558,819
994,627 Series 2023-8-A1 6.26%
(a)(b)
12/25/2068 1,004,737
658,787 Series
2023-INV3-A1 6.88%
(a)(c)
11/25/2068 668,516
6,800,000 Series 2025-11-M1 5.66%
(a)(c)
11/25/2070 6,786,971
2,000,000 Series 2025-12-M1 5.76%
(a)(c)
12/25/2070 2,027,866
1,450,000 Series 2025-3-M1 6.65%
(a)(c)
05/25/2070 1,481,532
1,089,000 Series 2025-4-M1 6.30%
(a)(c)
05/25/2070 1,108,646
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $95,096,818) 96,103,702
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 92.5%
FHLMC REMICS ,
1,764,029 Series 4631-GF
(SOFR 30 Day
Average + 0.61%,
0.50% Floor,
6.50% Cap ) 4.60% 11/15/2046 1,742,553
1,127,559 Series 5008-DI 3.00%
(d)
09/25/2050 159,203
6,519,344 Series 5020-IH 3.00%
(d)
08/25/2050 1,043,787
5,493,891 Series 5057-TI 3.00%
(d)
11/25/2050 885,567
13,854,624 Series 5072-MI 3.50%
(d)
01/25/2051 2,659,621
5,797,988 Series 5083-IH 2.50%
(d)
03/25/2051 930,564
3,133,976
Series 5092-FK
(SOFR 30 Day
Average + 0.70%,
0.70% Floor,
4.00% Cap ) 4.00% 03/25/2051 2,683,133

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
9,442,666 Series 5162-CI 3.00%
(d)
11/25/2050 1,447,710
5,217,417 Series 5188-IA 3.00%
(d)
02/25/2052 837,444
8,211,901 Series 5377- 2.50%
(d)
12/25/2051 1,009,317
13,847,575 Series 5392-CI 3.50%
(d)
05/25/2051 2,674,080
11,280,421 Series 5531- 3.00%
(d)
06/25/2041 1,258,807
FHLMC STRIPS ,
6,374,258 Series 389-C19 2.50%
(d)
04/15/2052 1,141,726
11,814,777 Series 399-C28 1.50%
(d)
04/25/2052 1,100,607
FHLMC UMBS ,
5,218,302 Pool QA6656 3.00% 02/01/2050 4,673,404
5,606,520 Pool QC8218 2.00% 10/01/2051 4,618,456
15,850,846 Pool QC9560 2.00% 10/01/2051 12,977,121
9,147,430 Pool QD8212 3.00% 03/01/2052 8,182,974
7,840,839 Pool QG1227 3.00% 04/01/2053 6,949,819
4,792,805 Pool RA2853 2.50% 06/01/2050 4,097,835
9,010,482 Pool RJ3490 6.00% 02/01/2055 9,400,565
6,355,293 Pool RJ4841 5.50% 09/01/2055 6,549,095
2,102,661 Pool SD2912 5.00% 05/01/2053 2,118,252
10,675,619 Pool SD2988 3.50% 05/01/2052 9,899,651
1,841,853 Pool SD3139 3.50% 07/01/2052 1,707,976
3,732,170 Pool SD3354 5.00% 06/01/2053 3,737,209
2,504,720 Pool SD3489 2.00% 03/01/2052 2,052,650
4,300,269 Pool SD4296 2.00% 02/01/2052 3,540,884
4,245,555 Pool SD4650 5.00% 01/01/2054 4,267,341
2,361,298 Pool SD4888 6.00% 02/01/2054 2,460,532
6,383,534 Pool SD5525 5.50% 06/01/2054 6,565,939
8,484,525 Pool SD5573 3.00% 08/01/2052 7,659,719
2,352,438 Pool SD5617 6.00% 06/01/2054 2,458,266
2,054,523 Pool SD5726 3.00% 07/01/2052 1,840,098
6,301,491 Pool SD6874 5.50% 11/01/2054 6,495,107
4,853,381 Pool SD7512 3.00% 02/01/2050 4,390,078
10,110,560 Pool SD7535 2.50% 02/01/2051 8,762,297
5,545,242 Pool SD7550 3.00% 02/01/2052 5,017,156
4,110,430 Pool SD7565 5.50% 09/01/2053 4,230,391
6,122,920 Pool SD7567 5.50% 02/01/2054 6,319,670
2,598,251 Pool SD8288 5.00% 01/01/2053 2,603,268
3,940,213 Pool SD8329 5.00% 06/01/2053 3,946,199
2,550,773 Pool SD8469 5.50% 10/01/2054 2,588,923
14,038,819 Pool SD8492 5.00% 01/01/2055 14,015,989
9,182,933 Pool SL0810 5.50% 04/01/2055 9,360,836
4,002,460 Pool SL1460 5.50% 06/01/2055 4,079,850
14,325,010 Pool SL1637 2.00% 12/01/2051 11,744,920
6,419,113 Pool SL2062 5.50% 07/01/2055 6,616,354
FNMA REMICS ,
1,137,991 Series 2017-99-PY 4.00% 12/25/2047 1,077,336
3,231,030 Series 2021-3-NI 2.50%
(d)
02/25/2051 491,230
3,218,857 Series 2021-42-IA 3.00%
(d)
02/25/2051 468,890
7,205,510 Series 2021-43- 2.50%
(d)
06/25/2051 1,124,478
11,753,599 Series 2021-56-WI 2.50%
(d)
09/25/2051 1,388,257
5,008,476 Series 2021-88-KI 3.50%
(d)
03/25/2046 816,075
5,323,507 Series 2021-94- 3.00%
(d)
01/25/2052 898,820
4,578,988 Series 2023-51-BI 3.50%
(d)
04/25/2053 877,319
2,716,117 Series 2024-82-FH
(SOFR 30 Day
Average + 1.15%,
1.15% Floor,
6.50% Cap ) 5.02% 11/25/2054 2,724,444
5,113,897 Series 2024-9-BI 3.00%
(d)
03/25/2051 857,208
FNMA STRIPS ,
9,871,449 Series 427-C16 2.50%
(d)
06/25/2040 1,016,143
7,641,745 Series 427-C84 3.50%
(d)
11/25/2040 1,050,478
6,492,599 Series 437-C8 2.50%
(d)
06/25/2052 988,401
FNMA UMBS ,
7,419,831 Pool BQ9004 2.50% 11/01/2050 6,337,762
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
14,969,123 Pool BR3319 2.00% 03/01/2051 12,116,853
7,676,541 Pool BV3049 3.00% 02/01/2052 6,900,652
6,458,553 Pool CA6032 2.50% 06/01/2050 5,577,731
5,028,019 Pool CA7028 2.50% 09/01/2050 4,352,545
10,340,563 Pool CB3095 2.00% 03/01/2052 8,370,235
2,386,894 Pool CB7781 5.50% 01/01/2054 2,428,239
2,832,669 Pool CB9654 5.00% 12/01/2054 2,855,677
9,148,694 Pool FA0950 5.50% 03/01/2055 9,429,790
10,211,754 Pool FA1285 3.00% 06/01/2052 9,172,913
16,328,107 Pool FA1705 2.50% 03/01/2052 14,179,076
12,878,859 Pool FA1962 5.50% 02/01/2055 13,274,559
21,329,643 Pool FA1995 2.50% 04/01/2052 18,198,375
14,526,311 Pool FA2724 5.50% 09/01/2055 14,781,122
20,816,024 Pool FA3421 2.00% 11/01/2051 17,011,943
23,765,049 Pool FM6941 2.50% 05/01/2051 20,117,188
15,982,593 Pool FM7418 2.50% 06/01/2051 13,781,067
5,085,265 Pool FM7529 3.00% 05/01/2051 4,583,022
5,404,197 Pool FS0984 3.00% 04/01/2052 4,868,554
3,637,455 Pool FS2040 2.00% 02/01/2052 2,953,256
2,519,206 Pool FS5704 2.00% 04/01/2052 2,058,832
3,529,969 Pool FS7114 5.50% 02/01/2054 3,638,417
5,488,751 Pool FS7252 5.00% 11/01/2053 5,495,676
5,453,452 Pool FS7819 2.00% 03/01/2052 4,494,488
4,633,225 Pool FS8652 2.50% 04/01/2052 3,963,611
7,506,937 Pool FS8660 5.50% 08/01/2054 7,737,594
8,449,831 Pool FS9026 5.50% 09/01/2053 8,695,923
3,306,491 Pool MA4733 4.50% 09/01/2052 3,242,874
408,832 Pool MA5038 5.00% 06/01/2053 409,917
2,277,912 Pool MA5039 5.50% 06/01/2053 2,318,770
7,859,295 Pool MA5503 5.50% 10/01/2044 8,008,596
FNMA/FHLMC UMBS, 30 Year, Single Family ,
7,500,000 Pool 2.00%
(e)
01/25/2056 6,064,423
7,459,000 Pool 2.50%
(e)
01/25/2056 6,306,934
53,679,000 Pool 3.00%
(e)
02/25/2056 47,449,301
11,200,000 Pool 3.50%
(e)
02/25/2056 10,320,188
GNMA ,
14,074,857 Pool 787697 3.00% 05/20/2052 12,687,115
14,309,129 Pool 787829 2.50% 03/20/2052 12,296,409
9,344,440 Pool 787860 3.00% 05/20/2051 8,435,087
1,196,924 Series 2019-31-GF
(CME Term SOFR
1 Month + 0.56%,
0.45% Floor,
6.50% Cap ) 4.30% 03/20/2049 1,182,233
19,967,966 Series 2020-116-HI 3.00%
(d)
08/20/2050 3,387,330
6,840,148 Series 2020-126-KI 2.50%
(d)
08/20/2050 980,247
8,976,679 Series 2020-146-DI 2.50%
(d)
10/20/2050 1,278,033
15,267,414 Series 2020-151-MI 2.50%
(d)
10/20/2050 2,204,408
3,210,164 Series 2020-153-CI 2.50%
(d)
10/20/2050 460,802
6,029,084 Series 2020-160-VI 2.50%
(d)
10/20/2050 897,395
8,843,972 Series 2020-167-WI 4.00%
(d)
08/20/2046 1,267,326
2,444,149 Series 2020-17-IG 3.00%
(d)
02/20/2050 414,539
6,904,038 Series 2020-173-MI 2.50%
(d)
11/20/2050 991,433
3,584,944 Series 2020-183-JI 2.50%
(d)
11/20/2050 519,543
9,499,913 Series 2020-185-MI 2.50%
(d)
12/20/2050 1,384,648
8,983,193 Series 2020-188-BI 2.50%
(d)
12/20/2050 1,407,866
5,181,278 Series 2020-51-ID 3.50%
(d)
04/20/2050 949,978
5,742,730 Series 2021-115-MI 2.50%
(d)
05/20/2051 618,012
25,966,162 Series 2021-136-IE 2.50%
(d)
08/20/2051 2,546,860
7,876,303 Series 2021-140-IH 2.50%
(d)
08/20/2051 1,099,543
1,870,192 Series 2021-142- 3.00%
(d)
08/20/2051 325,644
3,439,068 Series 2021-206-AI 3.50%
(d)
11/20/2051 631,245
22,208,956 Series 2021-46-EI 2.50%
(d)
03/20/2051 2,775,473
5,348,715 Series 2021-57-JI 3.00%
(d)
03/20/2051 911,813

|
December 31, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
10,554,876 Series 2021-77-IW 2.50%
(d)
12/20/2050 1,427,581
7,488,614 Series 2021-78-TI 3.00%
(d)
05/20/2051 1,177,083
6,019,309 Series 2022-207- 3.00%
(d)
08/20/2051 1,011,761
3,207,501 Series 2022-61-HI 3.00%
(d)
02/20/2052 548,751
7,060,802 Series 2022-83- 2.50%
(d)
11/20/2051 1,012,109
4,468,705 Series 2023-24-IH 3.50%
(d)
07/20/2051 911,972
5,406,225 Series 2023-79-JI 2.50%
(d)
02/20/2051 749,180
5,275,648 Series 2024-24-BI 3.00%
(d)
12/20/2051 897,212
7,952,354 Series 2024-61-IA 2.50%
(d)
02/20/2051 1,168,111
7,598,653 Series 2024-79-CI 3.50%
(d)
02/20/2052 1,279,774
6,012,418 Series 2025-196-QF
(SOFR 30 Day
Average + 1.15%,
6.00% Cap ) 5.07% 11/20/2055 6,016,831
Total US Government and Agency Mortgage
Backed Obligations
(Cost $611,270,526) 616,631,472
SHORT TERM INVESTMENTS 2.9%
9,776,876 JPMorgan U.S.
Government
Money Market
Fund - Class IM 3.72%
(f)
9,776,876
9,776,876 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 3.69%
(f)
9,776,876
Total Short Term Investments
(Cost $19,553,752) 19,553,752
Total Investments 109.8%
(Cost $725,921,096) 732,288,926
Liabilities in Excess of Other Assets (9.8)% (65,478,340)
NET ASSETS 100.0% $666,810,586
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to approximately $96,103,702 or
14.41% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
(f) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal of Securities
REMIC Real Estate Mortgage Investment Conduit

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
(Unaudited)
December 31, 2025
Schedule of TBA sales commitments - (% of Net Assets)
Principal
Amounts Value
Securities Sold Short - (4.5)%
Mortgage-Backed Securities - (4.5)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.00%, TBA, 1/25/56 $ (36,740,000) $ (29,707,588)
Total Securities Sold Short (proceeds $29,826,508) $ (29,707,588)
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized Appreciation
(Depreciation) / Value
U.S. Treasury Ultra Bonds Short (450) 03/20/2026 $ (53,100,000) $ 613,066
U.S. Treasury 10 Year Ultra Bonds Long 100 03/20/2026 11,501,563 (31,652)
U.S. Treasury 5 Year Notes Long 2,320 03/31/2026 253,586,876 (67,078)
U.S. Treasury Long Bonds Long 328 03/20/2026 37,914,750 (78,752)
U.S. Treasury 2 Year Notes Short (1,040) 03/31/2026 (217,140,624) (244,288)
$191,296
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Commodity Strategy ETF (Consolidated)
(Unaudited)
December 31, 2025
|
December 31, 2025

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
SHORT TERM INVESTMENTS 98.8%
101,566 Goldman Sachs
plc - US$ Treasury
Liquid Reserves
Fund 3.63%
(a)(b)
101,566
101,566 JPMorgan Liquidity
Funds - JPM USD
Treasury CNAV
Fund 3.65%
(a)(b)
101,566
593,228 JPMorgan U.S.
Government
Money Market
Fund - Class IM 3.72%
(a)
593,228
593,228 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 3.69%
(a)
593,228
20,500,000 U.S. Treasury Bills 0.00%
(b)
03/10/2026 20,367,586
2,000,000 U.S. Treasury Bills 0.00% 04/14/2026 1,980,075
Total Short Term Investments
(Cost $23,723,586) 23,737,249
Total Investments 98.8%
(Cost $23,723,586) 23,737,249
Other Assets in Excess of Liabilities 1.2% 281,317
NET ASSETS 100.0% $24,018,566
(a) Seven-day yield as of period end.
(b) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
Excess Return Swaps
Reference Entity Counterparty Long/Short
Financing
Rate
Payment
Frequency
Termination
Date
Notional
Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% At Maturity 01/14/2026 $ 24,000,000 $ 278,604 $ — $ 278,604
$278,604 $— $278,604
(1) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(2) Barclays Backwardation Tilt Multi-Strategy Index (the "Barclays Index") seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index.
This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity
Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting (relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation. Information on the index constituents as of period end, is available on the Barclays Capital, Inc.
website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXCS1496.

Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Unaudited)
December 31, 2025

DoubleLine ETF Trust
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.8%
AEROSPACE & DEFENSE 2.5%
256 Boeing Co. (The)
(a)
55,582
155 GE Aerospace 47,745
135 General Dynamics Corp. 45,449
227 Howmet Aerospace, Inc. 46,540
146 Huntington Ingalls Industries, Inc. 49,649
166 L3Harris Technologies, Inc. 48,733
101 Lockheed Martin Corp. 48,851
81 Northrop Grumman Corp. 46,187
264 RTX Corp. 48,418
552 Textron, Inc. 48,118
34 TransDigm Group, Inc. 45,215
530,487
AIR FREIGHT & LOGISTICS 1.1%
292 CH Robinson Worldwide, Inc. 46,942
317 Expeditors International of Washington, Inc. 47,236
169 FedEx Corp. 48,817
952 GXO Logistics, Inc.
(a)
50,113
482 United Parcel Service, Inc. - Class B 47,810
240,918
AUTOMOBILE COMPONENTS 1.2%
394 Autoliv, Inc. (Sweden) 46,768
1,057 BorgWarner, Inc. 47,628
2,080 Dana, Inc. 49,421
5,579 Goodyear Tire & Rubber Co. (The)
(a)
48,872
431 Lear Corp. 49,393
242,082
AUTOMOBILES 0.9%
3,514 Ford Motor Co. 46,104
640 General Motors Co. 52,045
109 Tesla, Inc.
(a)
49,019
439 Thor Industries, Inc. 45,072
192,240
BANKS 3.4%
872 Bank of America Corp. 47,960
455 Citigroup, Inc. 53,094
861 Citizens Financial Group, Inc. 50,291
1,073 Fifth Third Bancorp 50,227
25 First Citizens BancShares, Inc. - Class A 53,654
2,852 Huntington Bancshares, Inc. 49,482
154 JPMorgan Chase & Co. 49,622
2,537 KeyCorp 52,364
242 M&T Bank Corp. 48,758
241 PNC Financial Services Group, Inc. (The) 50,304
1,825 Regions Financial Corp. 49,458
998 Truist Financial Corp. 49,112
950 US Bancorp 50,692
540 Wells Fargo & Co. 50,328
705,346
BEVERAGES 1.3%
630 Coca-Cola Co. (The) 44,043
346 Constellation Brands, Inc. - Class A 47,734
1,671 Keurig Dr Pepper, Inc. 46,805
989 Molson Coors Beverage Co. - Class B 46,167
620 Monster Beverage Corp.
(a)
47,535
312 PepsiCo, Inc. 44,778
277,062
BIOTECHNOLOGY 1.3%
199 AbbVie, Inc. 45,470
136 Amgen, Inc. 44,514
SHARES SECURITY DESCRIPTION VALUE $
256 Biogen, Inc.
(a)
45,053
365 Gilead Sciences, Inc. 44,800
59 Regeneron Pharmaceuticals, Inc. 45,540
107 Vertex Pharmaceuticals, Inc.
(a)
48,510
273,887
BROADLINE RETAIL 1.2%
201 Amazon.com, Inc.
(a)
46,395
1,657 Coupang, Inc. (South Korea)
(a)
39,089
565 eBay, Inc. 49,212
2,871 Kohl's Corp. 58,596
2,256 Macy's, Inc. 49,745
243,037
BUILDING PRODUCTS 0.9%
455 Builders FirstSource, Inc.
(a)
46,815
883 Carrier Global Corp. 46,658
741 Masco Corp. 47,024
435 Owens Corning 48,680
189,177
CAPITAL MARKETS 3.7%
103 Ameriprise Financial, Inc. 50,505
421 Bank of New York Mellon Corp. (The) 48,874
45 Blackrock, Inc. 48,165
502 Charles Schwab Corp. (The) 50,155
2,075 Franklin Resources, Inc. 49,572
57 Goldman Sachs Group, Inc. (The) 50,103
728 Interactive Brokers Group, Inc. - Class A 46,818
299 Intercontinental Exchange, Inc. 48,426
826 Jefferies Financial Group, Inc. 51,187
131 LPL Financial Holdings, Inc. 46,789
281 Morgan Stanley 49,886
353 Northern Trust Corp. 48,216
297 Raymond James Financial, Inc. 47,695
94 S&P Global, Inc. 49,123
395 State Street Corp. 50,959
544 StoneX Group, Inc.
(a)
51,752
788,225
CHEMICALS 2.7%
178 Air Products and Chemicals, Inc. 43,970
1,183 Celanese Corp. - Class A 50,017
696 Corteva, Inc. 46,653
2,032 Dow, Inc. 47,508
1,188 DuPont de Nemours, Inc. 47,758
779 Eastman Chemical Co. 49,724
170 Ecolab, Inc. 44,628
668 International Flavors & Fragrances, Inc. 45,017
1,937 Mosaic Co. (The) 46,662
470 PPG Industries, Inc. 48,156
135 Sherwin-Williams Co. (The) 43,744
754 Westlake Corp. 55,750
569,587
COMMERCIAL SERVICES & SUPPLIES 0.9%
1,088 ABM Industries, Inc. 46,022
251 Cintas Corp. 47,206
211 Republic Services, Inc. - Class A 44,717
213 Waste Management, Inc. 46,798
184,743
COMMUNICATIONS EQUIPMENT 0.4%
596 Cisco Systems, Inc. 45,910
124 Motorola Solutions, Inc. 47,532
93,442

|
December 31, 2025

SHARES SECURITY DESCRIPTION VALUE $
CONSTRUCTION & ENGINEERING 1.1%
440 AECOM 41,945
75 EMCOR Group, Inc. 45,884
1,105 Fluor Corp.
(a)
43,791
224 MasTec, Inc.
(a)
48,692
103 Quanta Services, Inc. 43,472
223,784
CONSTRUCTION MATERIALS 0.2%
159 Vulcan Materials Co. 45,350
CONSUMER FINANCE 1.0%
1,147 Ally Financial, Inc. 51,948
128 American Express Co. 47,354
217 Capital One Financial Corp. 52,591
606 Synchrony Financial 50,559
202,452
CONSUMER STAPLES DISTRIBUTION & RETAIL 3.4%
2,603 Albertsons Cos., Inc. - Class A 44,694
910 Andersons, Inc. (The) 48,385
519 BJ's Wholesale Club Holdings, Inc.
(a)
46,726
84 Casey's General Stores, Inc. 46,428
51 Costco Wholesale Corp. 43,979
449 Dollar General Corp. 59,613
456 Dollar Tree, Inc.
(a)
56,093
705 Kroger Co. (The) 44,048
484 Performance Food Group Co.
(a)
43,521
575 Sprouts Farmers Market, Inc.
(a)
45,810
609 Sysco Corp. 44,877
541 Target Corp. 52,883
1,279 United Natural Foods, Inc.
(a)
43,064
597 US Foods Holding Corp.
(a)
44,966
3,094 Walgreens Boots Alliance, Inc., CVR
(a)(b)
1,640
434 Walmart, Inc. 48,352
715,079
CONTAINERS & PACKAGING 1.4%
271 Avery Dennison Corp. 49,289
927 Ball Corp. 49,103
475 Crown Holdings, Inc. 48,911
2,897 Graphic Packaging Holding Co. 43,629
1,216 International Paper Co. 47,898
230 Packaging Corp. of America 47,433
286,263
DISTRIBUTORS 0.7%
361 Genuine Parts Co. 44,389
1,755 Gold.com, Inc. 59,758
1,551 LKQ Corp. 46,840
150,987
DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
1,784 AT&T, Inc. 44,315
5,935 Lumen Technologies, Inc.
(a)
46,115
1,137 Verizon Communications, Inc. 46,310
136,740
ELECTRIC UTILITIES 2.9%
374 American Electric Power Co., Inc. 43,126
128 Constellation Energy Corp. 45,219
371 Duke Energy Corp. 43,485
769 Edison International 46,155
476 Entergy Corp. 43,997
695 Eversource Energy 46,793
989 Exelon Corp. 43,111
962
FirstEnergy Corp. 43,069
SHARES SECURITY DESCRIPTION VALUE $
539 NextEra Energy, Inc. 43,271
272 NRG Energy, Inc. 43,313
2,871 PG&E Corp. 46,137
1,249 PPL Corp. 43,740
509 Southern Co. (The) 44,385
566 Xcel Energy, Inc. 41,805
617,606
ELECTRICAL EQUIPMENT 0.9%
352 Emerson Electric Co. 46,717
79 GE Vernova, Inc. 51,632
118 Rockwell Automation, Inc. 45,910
268 Vertiv Holdings Co. - Class A 43,419
187,678
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.2%
330 Amphenol Corp. - Class A 44,596
432 Arrow Electronics, Inc.
(a)
47,598
986 Avnet, Inc. 47,407
322 CDW Corp. 43,856
553 Corning, Inc. 48,421
2,187 Ingram Micro Holding Corp. 46,671
545 Insight Enterprises, Inc.
(a)
44,401
230 Jabil, Inc. 52,444
298 Sanmina Corp.
(a)
44,721
304 TD SYNNEX Corp. 45,670
465,785
ENERGY EQUIPMENT & SERVICES 0.7%
926 Baker Hughes Co. - Class A 42,170
1,761 Halliburton Co. 49,766
3,018 NOV, Inc. 47,171
139,107
ENTERTAINMENT 1.2%
225 Electronic Arts, Inc. 45,974
364 Live Nation Entertainment, Inc.
(a)
51,870
432 Netflix, Inc.
(a)
40,504
448 Walt Disney Co. (The) 50,969
1,954 Warner Bros Discovery, Inc.
(a)
56,315
245,632
FINANCIAL SERVICES 2.5%
91 Berkshire Hathaway, Inc. - Class B
(a)
45,741
739 Block, Inc. - Class A
(a)
48,102
1,604 Corebridge Financial, Inc. 48,393
1,005 Equitable Holdings, Inc. 47,888
710 Fidelity National Information Services, Inc. 47,187
754 Fiserv, Inc.
(a)
50,645
628 Global Payments, Inc. 48,607
85 Mastercard, Inc. - Class A 48,525
755 PayPal Holdings, Inc. 44,077
138 Visa, Inc. - Class A 48,398
650 Voya Financial, Inc. 48,419
525,982
FOOD PRODUCTS 2.8%
780 Archer-Daniels-Midland Co. 44,842
1,487 Campbell's Co. (The) 41,443
2,609 Conagra Brands, Inc. 45,162
969 General Mills, Inc. 45,059
244 Hershey Co. (The) 44,403
2,023 Hormel Foods Corp. 47,944
432 Ingredion, Inc. 47,632
438 J M Smucker Co. (The) 42,841
1,812 Kraft Heinz Co. (The) 43,941
814 Mondelez International, Inc. - Class A 43,818

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
(Unaudited)
December 31, 2025
SHARES SECURITY DESCRIPTION VALUE $
471 Post Holdings, Inc.
(a)
46,653
10 Seaboard Corp. 44,448
799 Tyson Foods, Inc. - Class A 46,837
585,023
GROUND TRANSPORTATION 2.0%
347 Avis Budget Group, Inc.
(a)
44,527
1,324 CSX Corp. 47,995
9,000 Hertz Global Holdings, Inc.
(a)
46,260
273 JB Hunt Transport Services, Inc. 53,055
160 Norfolk Southern Corp. 46,195
267 Ryder System, Inc. 51,101
546 Uber Technologies, Inc.
(a)
44,614
203 Union Pacific Corp. 46,958
339 XPO, Inc.
(a)
46,073
426,778
HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
354 Abbott Laboratories 44,353
2,515 Baxter International, Inc. 48,061
237 Becton Dickinson & Co. 45,995
463 Boston Scientific Corp.
(a)
44,147
580 GE HealthCare Technologies, Inc. 47,571
81 Intuitive Surgical, Inc.
(a)
45,875
545 Solventum Corp.
(a)
43,186
123 Stryker Corp. 43,231
489 Zimmer Biomet Holdings, Inc. 43,971
406,390
HEALTH CARE PROVIDERS & SERVICES 4.3%
1,277 BrightSpring Health Services, Inc.
(a)
47,824
214 Cardinal Health, Inc. 43,977
123 Cencora, Inc. 41,543
1,180 Centene Corp.
(a)
48,557
169 Cigna Group (The) 46,514
13,564 Community Health Systems, Inc.
(a)
42,320
583 CVS Health Corp. 46,267
383 DaVita, Inc.
(a)
43,513
137 Elevance Health, Inc. 48,025
91 HCA Healthcare, Inc. 42,484
612 Henry Schein, Inc.
(a)
46,255
200 Humana, Inc. 51,226
171 Labcorp Holdings, Inc. 42,900
53 McKesson Corp. 43,475
315 Molina Healthcare, Inc.
(a)
54,665
16,789 Owens & Minor, Inc.
(a)
47,009
240 Quest Diagnostics, Inc. 41,647
212 Tenet Healthcare Corp.
(a)
42,129
143 UnitedHealth Group, Inc. 47,206
193 Universal Health Services, Inc. - Class B 42,078
909,614
HEALTH CARE REITS 0.2%
224 Welltower, Inc. 41,577
HOTELS, RESTAURANTS & LEISURE 3.7%
400 Airbnb, Inc. - Class A
(a)
54,288
1,204 Aramark 44,379
9 Booking Holdings, Inc. 48,198
2,189 Caesars Entertainment, Inc.
(a)
51,201
1,466 Chipotle Mexican Grill, Inc. - Class A
(a)
54,242
264 Darden Restaurants, Inc. 48,581
243 DoorDash, Inc. - Class A
(a)
55,036
184 Expedia Group, Inc. 52,129
167 Hilton Worldwide Holdings, Inc. 47,971
693 Las Vegas Sands Corp. 45,107
155 Marriott International, Inc. - Class A 48,087
SHARES SECURITY DESCRIPTION VALUE $
149 McDonald's Corp. 45,539
1,412 MGM Resorts International
(a)
51,524
545 Starbucks Corp. 45,894
961 Yum China Holdings, Inc. (China) 45,878
303 Yum! Brands, Inc. 45,838
783,892
HOUSEHOLD DURABLES 1.9%
313 DR Horton, Inc. 45,081
372 Lennar Corp. - Class A 38,242
417 Mohawk Industries, Inc.
(a)
45,578
13,213 Newell Brands, Inc. 49,152
6 NVR, Inc.
(a)
43,757
383 PulteGroup, Inc. 44,911
766 Taylor Morrison Home Corp. - Class A
(a)
45,094
349 Toll Brothers, Inc. 47,192
609 Whirlpool Corp. 43,933
402,940
HOUSEHOLD PRODUCTS 0.6%
573 Colgate-Palmolive Co. 45,279
435 Kimberly-Clark Corp. 43,887
310 Procter & Gamble Co. (The) 44,426
133,592
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 0.4%
3,268 AES Corp. (The) 46,863
261 Vistra Corp. 42,107
88,970
INDUSTRIAL CONGLOMERATES 0.4%
269 3M Co. 43,067
243 Honeywell International, Inc. 47,407
90,474
INDUSTRIAL REITS 0.2%
358 Prologis, Inc. 45,702
INSURANCE 5.1%
414 Aflac, Inc. 45,652
216 Allstate Corp. (The) 44,960
334 American Financial Group, Inc. 45,651
606 American International Group, Inc. 51,843
184 Arthur J Gallagher & Co. 47,617
200 Assurant, Inc. 48,170
275 Cincinnati Financial Corp. 44,913
46 F&G Annuities & Life, Inc. 1,419
783 Fidelity National Financial, Inc. 42,744
333 Hartford Insurance Group, Inc. (The) 45,887
1,128 Lincoln National Corp. 50,230
424 Loews Corp. 44,651
22 Markel Group, Inc.
(a)
47,292
255 Marsh & McLennan Cos., Inc. 47,308
606 MetLife, Inc. 47,838
993 Old Republic International Corp. 45,321
2,752 Oscar Health, Inc. - Class A
(a)
39,546
537 Principal Financial Group, Inc. 47,369
201 Progressive Corp. (The) 45,772
424 Prudential Financial, Inc. 47,861
243 Reinsurance Group of America, Inc. 49,441
157 Travelers Cos., Inc. (The) 45,539
600 Unum Group 46,500
590 W R Berkley Corp. 41,371
1,064,895
INTERACTIVE MEDIA & SERVICES 0.4%
143 Alphabet, Inc. - Class A 44,759

|
December 31, 2025

SHARES SECURITY DESCRIPTION VALUE $
75 Meta Platforms, Inc. - Class A 49,507
94,266
IT SERVICES 0.9%
604 Cognizant Technology Solutions Corp. - Class A 50,132
3,580 DXC Technology Co.
(a)
52,447
151 International Business Machines Corp. 44,728
1,875 Kyndryl Holdings, Inc.
(a)
49,800
197,107
LIFE SCIENCES TOOLS & SERVICES 0.6%
200 Danaher Corp. 45,784
200 IQVIA Holdings, Inc.
(a)
45,082
77 Thermo Fisher Scientific, Inc. 44,618
135,484
MACHINERY 2.9%
422 AGCO Corp. 44,023
82 Caterpillar, Inc. 46,975
94 Cummins, Inc. 47,982
93 Deere & Co. 43,298
249 Dover Corp. 48,615
189 Illinois Tool Works, Inc. 46,551
365 Oshkosh Corp. 45,855
523 Otis Worldwide Corp. 45,684
441 PACCAR, Inc. 48,294
55 Parker-Hannifin Corp. 48,343
680 Stanley Black & Decker, Inc. 50,510
229 Westinghouse Air Brake Technologies Corp. 48,880
320 Xylem, Inc. 43,578
608,588
MEDIA 2.1%
230 Charter Communications, Inc. - Class A
(a)
48,013
1,728 Comcast Corp. - Class A 51,650
644 EchoStar Corp. - Class A
(a)
70,003
701 Fox Corp. - Class A 51,222
1,812 News Corp. - Class A 47,329
609 Omnicom Group, Inc. 49,177
26,002 Optimum Communications, Inc. - Class A
(a)
42,903
2,977 Paramount Skydance Corp. - Class B 39,892
2,184 Sirius XM Holdings, Inc. 43,669
443,858
METALS & MINING 2.0%
1,174 Alcoa Corp. 62,386
3,830 Cleveland-Cliffs, Inc.
(a)
50,862
757 Commercial Metals Co. 52,400
1,113 Freeport-McMoRan, Inc. 56,529
522 Newmont Corp. 52,122
296 Nucor Corp. 48,281
167 Reliance, Inc. 48,241
283 Steel Dynamics, Inc. 47,954
418,775
MULTI-UTILITIES 1.7%
1,145 CenterPoint Energy, Inc. 43,899
612 CMS Energy Corp. 42,797
457 Consolidated Edison, Inc. 45,390
736 Dominion Energy, Inc. 43,122
334 DTE Energy Co. 43,079
553 Public Service Enterprise Group, Inc. 44,407
484 Sempra 42,732
409 WEC Energy Group, Inc. 43,133
348,559
SHARES SECURITY DESCRIPTION VALUE $
OIL, GAS & CONSUMABLE FUELS 4.4%
1,870 APA Corp. 45,740
304 Chevron Corp. 46,333
522 ConocoPhillips 48,863
1,196 Delek US Holdings, Inc. 35,473
1,264 Devon Energy Corp. 46,300
308 Diamondback Energy, Inc. 46,302
429 EOG Resources, Inc. 45,049
393 Exxon Mobil Corp. 47,294
860 HF Sinclair Corp. 39,629
1,702 Kinder Morgan, Inc. 46,788
239 Marathon Petroleum Corp. 38,869
1,103 Occidental Petroleum Corp. 45,355
647 ONEOK, Inc. 47,555
1,151 Ovintiv, Inc. 45,108
1,015 Par Pacific Holdings, Inc.
(a)
35,667
1,316 PBF Energy, Inc. - Class A 35,690
341 Phillips 66 44,003
269 Targa Resources Corp. 49,630
262 Valero Energy Corp. 42,651
769 Williams Cos., Inc. (The) 46,225
1,916 World Kinect Corp. 44,892
923,416
PASSENGER AIRLINES 1.5%
1,135 Alaska Air Group, Inc.
(a)
57,091
3,462 American Airlines Group, Inc.
(a)
53,072
754 Delta Air Lines, Inc. 52,328
10,859 JetBlue Airways Corp.
(a)
49,408
1,365 Southwest Airlines Co. 56,415
475 United Airlines Holdings, Inc.
(a)
53,115
321,429
PERSONAL CARE PRODUCTS 0.5%
487 Estee Lauder Cos., Inc. (The) - Class A 50,999
2,728 Kenvue, Inc. 47,058
98,057
PHARMACEUTICALS 1.6%
948 Bristol-Myers Squibb Co. 51,135
43 Eli Lilly & Co. 46,211
222 Johnson & Johnson 45,943
450 Merck & Co., Inc. 47,367
1,794 Pfizer, Inc. 44,671
4,338 Viatris, Inc. 54,008
372 Zoetis, Inc. - Class A 46,805
336,140
PROFESSIONAL SERVICES 2.0%
183 Automatic Data Processing, Inc. 47,073
566 Booz Allen Hamilton Holding Corp. - Class A 47,748
75 CACI International, Inc. - Class A
(a)
39,961
1,293 Concentrix Corp. 53,763
344 Jacobs Solutions, Inc. 45,566
1,147 KBR, Inc. 46,109
245 Leidos Holdings, Inc. 44,198
1,665 ManpowerGroup, Inc. 49,500
538 Science Applications International Corp. 54,156
428,074
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.5%
288 CBRE Group, Inc. - Class A
(a)
46,308
144 Jones Lang LaSalle, Inc.
(a)
48,451
94,759
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
210 Advanced Micro Devices, Inc.
(a)
44,974

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
(Unaudited)
December 31, 2025
SHARES SECURITY DESCRIPTION VALUE $
189 Analog Devices, Inc. 51,257
196 Applied Materials, Inc. 50,370
120 Broadcom, Inc. 41,532
1,273 Intel Corp.
(a)
46,974
40 KLA Corp. 48,603
300 Lam Research Corp. 51,354
892 Microchip Technology, Inc. 56,838
203 Micron Technology, Inc. 57,937
251 NVIDIA Corp. 46,812
274 QUALCOMM, Inc. 46,868
284 Texas Instruments, Inc. 49,271
592,790
SOFTWARE 1.8%
144 Adobe, Inc.
(a)
50,399
70 Intuit, Inc. 46,369
96 Microsoft Corp. 46,428
229 Oracle Corp. 44,634
248 Palo Alto Networks, Inc.
(a)
45,682
202 Salesforce, Inc. 53,511
280 ServiceNow, Inc.
(a)
42,893
200 Workday, Inc. - Class A
(a)
42,956
372,872
SPECIALIZED REITS 0.4%
254 American Tower Corp. 44,595
60 Equinix, Inc. 45,969
90,564
SPECIALTY RETAIL 5.6%
897 Advance Auto Parts, Inc. 35,252
205 Asbury Automotive Group, Inc.
(a)
47,669
218 AutoNation, Inc.
(a)
45,013
12 AutoZone, Inc.
(a)
40,698
601 Best Buy Co., Inc. 40,225
161 Burlington Stores, Inc.
(a)
46,505
1,283 CarMax, Inc.
(a)
49,575
138 Carvana Co. - Class A
(a)
58,238
1,406 Chewy, Inc. - Class A
(a)
46,468
222 Dick's Sporting Goods, Inc. 43,949
1,838 Gap, Inc. (The) 47,053
114 Group 1 Automotive, Inc. 44,836
136 Home Depot, Inc. (The) 46,798
149 Lithia Motors, Inc. - Class A 49,517
200 Lowe's Cos., Inc. 48,232
124 Murphy USA, Inc. 50,036
459 O'Reilly Automotive, Inc.
(a)
41,865
289 Penske Automotive Group, Inc. 45,746
263 Ross Stores, Inc. 47,377
753 Sonic Automotive, Inc. - Class A 46,581
SHARES SECURITY DESCRIPTION VALUE $
307 TJX Cos., Inc. (The) 47,158
862 Tractor Supply Co. 43,109
88 Ulta Beauty, Inc.
(a)
53,240
435 Wayfair, Inc. - Class A
(a)
43,678
264 Williams-Sonoma, Inc. 47,148
1,155,966
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.3%
164 Apple, Inc. 44,585
357 Dell Technologies, Inc. - Class C 44,939
2,150 Hewlett Packard Enterprise Co. 51,643
1,875 HP, Inc. 41,775
1,372 Super Micro Computer, Inc.
(a)
40,158
300 Western Digital Corp. 51,682
274,782
TEXTILES, APPAREL & LUXURY GOODS 0.9%
270 Lululemon Athletica, Inc.
(a)
56,108
738 NIKE, Inc. - Class B 47,018
585 PVH Corp. 39,207
2,785 VF Corp. 50,353
192,686
TOBACCO 0.4%
798 Altria Group, Inc. 46,013
303 Philip Morris International, Inc. 48,601
94,614
TRADING COMPANIES & DISTRIBUTORS 1.6%
1,018 Core & Main, Inc. - Class A
(a)
52,906
1,154 Fastenal Co. 46,310
190 Ferguson Enterprises, Inc. 42,300
56 United Rentals, Inc. 45,322
138 Watsco, Inc. 46,499
180 WESCO International, Inc. 44,035
49 WW Grainger, Inc. 49,443
326,815
Total Common Stocks
(Cost $20,066,764) 21,002,126
SHORT TERM INVESTMENTS 0.1%
6,049 JPMorgan U.S. Government Money
Market Fund - Class IM 3.72%
(c)
6,049
6,049 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 3.69%
(c)
6,048
Total Short Term Investments
(Cost $12,097) 12,097
Total Investments 99.9%
(Cost $20,078,861) 21,014,223
Other Assets in Excess of Liabilities 0.1% 15,437
NET ASSETS 100.0% $21,029,660
(a) Non-income producing security.
(b) Value determined using significant unobservable inputs.
(c) Seven-day yield as of period end.

Schedule of Investments DoubleLine Multi-Sector Income ETF
(Unaudited)
December 31, 2025
|
December 31, 2025

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COMMON STOCKS  0.0%
(a)
837 Altice France SA
(b)
15,001
Total Common Stock
(Cost $13,383) 15,001
ASSET BACKED OBLIGATIONS 3.3%
DataBank Issuer II LLC ,
100,000 Series 2025-1A-B 5.67%
(c)
09/27/2055 97,964
Dividend Solar Loans LLC ,
256,401 Series 2017-1-C 7.00%
(c)
03/22/2038 234,925
EDI ABS Issuer LLC ,
100,000 Series 2025-1A-B 4.55%
(c)
07/25/2055 95,298
Hilton Grand Vacations Trust ,
100,000 Series 2025-3EXT-C 5.39%
(c)
10/25/2044 100,493
Horizon Aircraft Finance IV Ltd. ,
290,625 Series 2024-1-A 5.38%
(c)
09/15/2049 292,158
Lunar Structured Aircraft Portfolio Notes ,
266,843 Series 2021-1-B 3.43%
(c)
10/15/2046 254,999
Pagaya Ai Debt Grantor Trust ,
173,063 Series 2024-9-D 6.17%
(c)
03/15/2032 174,106
Pagaya AI Debt Grantor Trust ,
133,552 Series 2024-8-D 6.53%
(c)
01/15/2032 134,565
QTS Issuer ABS I LLC ,
150,000 Series 2025-1A-B 5.93%
(c)
05/25/2055 150,943
Retained Vantage Data Centers Issuer LLC ,
150,000 Series 2024-1A-B 5.78%
(c)
09/15/2049 149,417
Vital Care Issuer LLC ,
250,000 Series 2025-1A-A2 6.74%
(c)
01/30/2056 252,862
Willis Engine Structured Trust V ,
183,706 Series 2020-A-C 6.66%
(c)
03/15/2045 181,865
Total Asset Backed Obligations
(Cost $2,089,457) 2,119,595
BANK LOANS 18.3%
1261229 BC Ltd. ,
29,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
6.25% ) 9.97% 10/08/2030 29,231
AAdvantage Loyalty IP Ltd. ,
89,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.13% 05/28/2032 90,110
Acrisure LLC ,
244,383 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.72% 11/06/2030 244,498
ADMI Corp. ,
78,276 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 7.58% 12/23/2027 74,460
Alera Group, Inc. ,
89,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 05/31/2032 90,309
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Allied Universal Holdco LLC ,
99,750 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 08/20/2032 100,389
Allison Transmission, Inc. ,
115,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
1.75% ) 5.43% 01/03/2033 115,743
Altice France SA ,
122,469 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
6.88% ) 10.86% 05/30/2031 122,596
American Axle & Manufacturing, Inc. ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 6.98% 09/20/2032 85,177
Apro LLC ,
114,133 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.68% 07/09/2031 114,847
Ardonagh Group Finco Pty. Ltd. ,
133,990 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.42% 02/18/2031 133,963
Ascend Learning LLC ,
254,359 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 6.72% 12/11/2028 255,562
Asurion LLC ,
19,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 7.97% 09/19/2030 19,917
24,139 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.17% 09/19/2030 24,173
25,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.08% 01/19/2029 24,621
Aveanna Healthcare LLC ,
109,725
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 7.47% 09/17/2032 110,555

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Bausch + Lomb Corp. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.00% ) 7.51% 01/15/2031 20,235
213,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 7.97% 01/15/2031 216,439
BCPE Empire Holdings, Inc. ,
153,450 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 6.97% 12/11/2030 152,107
Blackfin Pipeline LLC ,
95,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.75% 10/01/2032 95,297
Boots Group Bidco Ltd. (The) ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.21% 08/30/2032 80,533
Boxer Parent Co., Inc. ,
138,950 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 6.82% 07/30/2032 138,752
Caesars Entertainment, Inc. ,
239,391 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 5.97% 02/06/2031 237,595
Camelot U.S. Acquisition LLC ,
65,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.47% 01/31/2031 64,259
Cengage Learning, Inc. ,
153,838 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 1.00%
Floor ) 7.23% 03/24/2031 154,651
Clydesdale Acquisition Holdings, Inc. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.18%, 0.50%
Floor ) 6.89% 04/13/2029 70,137
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Colossus Acquireco LLC ,
229,425 Senior Secured
First Lien Term
Loan (TSFR1D +
1.75% ) 5.41% 07/30/2032 229,528
CommScope, Inc. ,
265,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 8.47% 12/18/2029 265,843
Compass Power Generation LLC ,
127,316 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 04/16/2029 128,335
Cotiviti, Inc. ,
19,041 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.62% 05/01/2031 18,343
104,475 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.62% 03/26/2032 100,558
CPI Holdco B LLC ,
14,962 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 5.92% 05/19/2031 15,011
Crown Finance U.S., Inc. ,
114,350 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.50% ) 8.34% 12/02/2031 112,993
Curium BidCo Sarl ,
49,019 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 6.67% 08/06/2031 49,571
Dawn Bidco LLC ,
240,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50% ) 6.73% 10/07/2032 239,573
DG Investment Intermediate Holdings 2, Inc. ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 7.47% 07/09/2032 230,863
EAB Global, Inc. ,
25 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.72% 08/16/2030 23

|
December 31, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Eagle Parent Corp. ,
108,436 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 7.92% 04/02/2029 108,861
Edelman Financial Engines Center LLC (The) ,
25,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 8.97% 10/20/2028 25,010
EG America LLC ,
44,439 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.32% 02/07/2028 44,666
Flutter Financing BV ,
34,825 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.67% 06/04/2032 34,879
Focus Financial Partners LLC ,
118,611 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.42% 09/15/2031 118,945
Freeport LNG Investments LLLP ,
66,632 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.12% 12/21/2028 66,986
Froneri U.S., Inc. ,
120,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.25% ) 6.12% 09/30/2032 120,167
Frontier Communications Holdings LLC ,
99,749 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.24% 07/01/2031 99,952
Gainwell Acquisition Corp. ,
193,436 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor ) 7.77% 10/01/2027 190,389
Garda World Security Corp. ,
104,474 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.75% 02/01/2029 105,048
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GBT U.S. III LLC ,
4,950 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.36% 07/25/2031 4,973
Genmab A/S ,
65,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 6.73% 12/13/2032 65,386
GFL Environmental Services, Inc. ,
14,963 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.27% 03/03/2032 15,045
Golden State Foods LLC ,
14,924 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.00% 12/04/2031 15,036
Grant Thornton Advisors LLC ,
154,612 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.47% 06/02/2031 155,095
84,788 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.72% 06/02/2031 85,227
Green Infrastructure Partners, Inc. ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.48% 09/24/2032 230,863
Hexion Holdings Corp. ,
62,241 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor ) 7.73% 03/15/2029 60,185
Hunter Douglas, Inc. ,
55,750 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.00%, 0.50%
Floor ) 6.67% 01/16/2032 56,128
Husky Injection Molding Systems Ltd. ,
128,632 Senior Secured
First Lien Term
Loan (TSFR1M +
3.75%; TSFR3M +
3.75% + 3.75% ) 7.53% 02/15/2029 129,767

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
INEOS U.S. Finance LLC ,
19,585 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 02/18/2030 15,944
ION Platform Finance U.S., Inc. ,
150,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.42% 09/30/2032 141,215
Kaman Corp. ,
104,802 Senior Secured
First Lien Term
Loan (TSFR3M +
2.5%; TSFR6M +
2.5% + 2.50% ) 6.38% 02/26/2032 105,353
949 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.38% 02/26/2032 954
Kenan Advantage Group, Inc. (The) ,
74,621 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 01/25/2029 74,099
Lavender Dutch BorrowerCo BV ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.01% 12/02/2032 75,703
LBM Acquisition LLC ,
65,618 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 7.58% 06/06/2031 61,728
LC Ahab U.S. Bidco LLC ,
64,398 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.72% 05/01/2031 64,667
LifePoint Health, Inc. ,
137,507 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.65% 05/19/2031 138,112
Lightning Power LLC ,
153,063 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 5.97% 08/18/2031 154,044
Live Nation Entertainment, Inc. ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 5.73% 10/21/2032 85,213
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Lumen Technologies, Inc. ,
115,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.35% ) 6.18% 04/16/2029 114,562
Madison IAQ LLC ,
76,388 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.64% 05/06/2032 76,965
McAfee Corp. ,
64,511 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 6.72% 03/01/2029 59,746
Meade Pipeline Co. LLC ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.69% 09/22/2032 90,619
MH Sub I LLC ,
148,105 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 7.97% 12/31/2031 127,440
MIWD Holdco II LLC ,
74,437 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.47% 03/28/2031 74,600
Motion Finco Sarl ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.17% 11/13/2029 44,358
NEP Group, Inc. ,
25,513 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.50% ) 8.22% 10/17/2031 23,504
Nexstar Media, Inc. ,
109,725 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.22% 06/28/2032 110,370
Ontario Gaming GTA LP ,
64,569 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.24% 08/01/2030 59,911

|
December 31, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Openlane, Inc. ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.36% 10/01/2032 105,263
OVG Business Services LLC ,
204,482 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 6.72% 06/25/2031 205,121
Pacific Dental Services, Inc. ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.24% 03/17/2031 50,126
PetSmart LLC ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 7.73% 08/18/2032 79,775
Pinnacle Buyer LLC ,
33,548 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.49% 10/01/2032 33,716
Polaris Newco LLC ,
108,648 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 7.85% 06/02/2028 105,022
Prime Security Services Borrower LLC ,
139,298 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 5.58% 03/08/2032 139,115
Project Aurora U.S. Finco, Inc. ,
54,863 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.49% 09/30/2032 55,205
Pye-Barker Fire & Safety LLC ,
34,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.21% 12/16/2032 35,057
Quikrete Holdings, Inc. ,
238,548 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 5.97% 02/10/2032 239,553
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Radiology Partners, Inc. ,
134,663 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.22% 06/30/2032 134,589
RealPage, Inc. ,
179,531 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 6.93% 04/24/2028 179,600
19,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 7.45% 04/24/2028 19,939
Savor Acquisition, Inc. ,
55,575 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 6.84% 02/19/2032 55,876
Sedgwick Claims Management Services, Inc. ,
203,463 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.22% 07/31/2031 204,332
Staples, Inc. ,
34,824 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.75% ) 9.60% 08/23/2029 33,159
StubHub Holdco Sub LLC ,
86,578 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 8.47% 03/15/2030 85,983
Sunrise Financing Partnership ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.43% 02/17/2032 85,410
Talen Energy Supply LLC ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.67% 11/25/2032 105,148
Team Health Holdings, Inc. ,
84,575 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.34% 06/30/2028 84,965
Tecta America Corp. ,
59,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.47% 02/18/2032 60,003

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Tiger Acquisition LLC ,
138,863 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.23% 08/23/2032 139,470
TKO Worldwide Holdings LLC ,
39,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.87% 11/21/2031 40,027
TransDigm, Inc. ,
157,995 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.22% 02/28/2031 158,767
Trident TPI Holdings, Inc. ,
49,874 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 7.42% 09/15/2028 48,029
Trucordia Insurance Holdings LLC ,
114,713 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 06/17/2032 114,139
Univision Communications, Inc. ,
169,570 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50% ) 7.42% 01/23/2029 169,437
Verde Purchaser LLC ,
44,611 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 7.67% 11/30/2030 44,669
Vestis Corp. ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.07% 02/24/2031 73,700
Victory Capital Holdings, Inc. ,
29,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 5.67% 09/23/2032 30,135
Victra Holdings LLC ,
249,191 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.42% 03/30/2029 249,853
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Virgin Media Bristol LLC ,
110,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.18% ) 7.05% 03/31/2031 109,156
Voyager Parent LLC ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.25% ) 8.02% 07/01/2032 30,059
109,725 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75% ) 8.42% 07/01/2032 109,941
Wand NewCo 3, Inc. ,
165,445 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.22% 01/30/2031 165,807
White Cap Supply Holdings LLC ,
49,312 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 10/19/2029 49,568
WhiteWater Matterhorn Holdings LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.31% 06/16/2032 25,130
X Corp. ,
55,000 Senior Secured
First Lien Term
Loan 9.50% 10/26/2029 54,911
184,166 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
6.50% ) 10.45% 10/26/2029 181,339
Zayo Group Holdings, Inc. ,
108,798 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% + 0.50%
PIK) 7.35% 03/11/2030 103,557
Zelis Payments Buyer, Inc. ,
119,110 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 6.97% 11/26/2031 118,366
Total Bank Loans
(Cost $11,781,626) 11,801,529

|
December 31, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
COLLATERALIZED LOAN OBLIGATIONS 4.7%
AREIT LLC ,
110,000 Series
2025-CRE11-C
(CME Term SOFR
1 Month + 2.25% ) 6.25%
(c)
07/25/2043 110,274
Bain Capital Credit CLO ,
1,000,000 Series 2018-2A-DR
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor ) 6.83%
(c)
07/19/2031 1,003,875
BDS LLC ,
140,000 Series 2025-FL16-C
(CME Term SOFR
1 Month + 2.10% ) 5.83%
(c)
07/19/2043 140,379
BRSP Ltd. ,
150,000 Series 2021-FL1-D
(CME Term SOFR
1 Month + 2.81%,
2.70% Floor ) 6.55%
(c)
08/19/2038 150,540
Carlyle US CLO Ltd. ,
500,000 Series 2020-2A-CR2
(CME Term SOFR
3 Month + 2.90% ) 6.76%
(c)
01/25/2035 502,645
Greystone CRE Notes Ltd. ,
100,000 Series 2021-FL3-D
(CME Term SOFR
1 Month + 2.31% ) 6.06%
(c)
07/15/2039 100,297
HGI CRE CLO Ltd. ,
62,489 Series 2021-FL2-D
(CME Term SOFR
1 Month + 2.26% ) 6.00%
(c)
09/17/2036 62,658
KREF Ltd. ,
150,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.15%
(c)
02/15/2039 150,049
LoanCore Issuer Ltd. ,
150,000 Series 2021-CRE6-C
(CME Term SOFR
1 Month + 2.41% ) 6.16%
(c)
11/15/2038 150,378
100,000 Series 2021-CRE6-D
(CME Term SOFR
1 Month + 2.96% ) 6.71%
(c)
11/15/2038 100,274
MF1 Ltd. ,
100,000 Series 2021-FL7-D
(CME Term SOFR
1 Month + 2.66% ) 6.40%
(c)
10/16/2036 99,782
MF1 Multifamily Housing Mortgage Loan Trust ,
150,000 Series 2021-FL7-E
(CME Term SOFR
1 Month + 2.91%,
2.80% Floor ) 6.65%
(c)
10/16/2036 148,041
PFP Ltd. ,
150,000 Series 2025-12-C
(CME Term SOFR
1 Month + 2.54% ) 6.28%
(c)
12/18/2042 150,096
Ready Capital Mortgage Financing LLC ,
150,000 Series 2023-FL11-B
(CME Term SOFR
1 Month + 3.53%,
3.53% Floor ) 7.26%
(c)
10/25/2039 150,880
Total Collateralized Loan Obligations
(Cost $3,001,943) 3,020,168
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FOREIGN CORPORATE BONDS 3.0%
BERMUDA 0.1%
65,000 Triton Container
International Ltd. 3.25% 03/15/2032 59,130
BRAZIL 0.1%
40,000 Suzano
Netherlands BV 5.50% 01/15/2036 39,680
CANADA 1.3%
82,000 Bell Canada (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.39%) 6.88% 09/15/2055 84,942
36,000 Canadian Imperial
Bank of
Commerce (SOFR
Compounded
Index + 0.60%) 4.24% 09/08/2028 36,147
63,000 Element Fleet
Management
Corp. 5.04%
(c)
03/25/2030 64,419
73,000 Enbridge, Inc. (CME
Term SOFR 3
Month + 4.15%) 6.00% 01/15/2077 73,416
90,000 Garda World
Security Corp. 6.50%
(c)
01/15/2031 92,148
230,000 Garda World
Security Corp. 8.25%
(c)
08/01/2032 234,677
150,000 Ontario Gaming
GTA LP 8.00%
(c)
08/01/2030 142,342
84,000 TELUS Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.71%) 7.00% 10/15/2055 87,489
815,580
CAYMAN ISLANDS 0.8%
514,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(c)
09/01/2027 533,686
FRANCE 0.1%
60,000 Altice France SA 6.88%
(c)
07/15/2032 57,576
HONG KONG 0.2%
130,000 Seaspan Corp. 5.50%
(c)
08/01/2029 123,571
IRELAND 0.3%
150,000 AerCap Ireland
Capital DAC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.72%) 6.95% 03/10/2055 157,356
64,000 Avolon Holdings
Funding Ltd. 4.90%
(c)
10/10/2030 64,367
221,723
UNITED KINGDOM 0.1%
62,000 BAT Capital Corp. 5.63% 08/15/2035 64,616
Total Foreign Corporate Bonds
(Cost $1,898,850) 1,915,562

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 9.8%
1211 Avenue of the Americas Trust ,
100,000 Series
2015-1211-A1A2 3.90%
(c)
08/10/2035 96,838
1345T ,
100,000 Series 2025-AOA-D
(CME Term SOFR
1 Month + 3.00% ) 6.75%
(c)
06/15/2042 100,461
ALA Trust ,
150,000 Series
2025-OANA-A
(CME Term SOFR
1 Month + 1.74% ) 5.49%
(c)
06/15/2040 150,806
Arbor Multifamily Mortgage Securities Trust ,
3,733,230 Series 2020-MF1-XA 0.92%
(c)(d)(e)
05/15/2053 120,021
130,000 Series 2021-MF3-A2 2.21%
(c)
10/15/2054 127,354
BANK ,
4,285,580 Series
2021-BN32-XA 0.76%
(d)(e)
04/15/2054 121,496
BANK5 ,
1,079,255 Series
2025-5YR16-XA 1.07%
(d)(e)
08/15/2063 47,872
2,000,161 Series
2025-5YR17-XA 1.19%
(d)(e)
11/15/2058 98,383
BBCMS Mortgage Trust ,
100,000 Series 2023-C19-B 6.35%
(d)
04/15/2056 102,370
171,000 Series 2024-5C29-D 4.00%
(c)
09/15/2057 151,927
170,000 Series 2024-5C31-D 4.25%
(c)
12/15/2057 150,749
122,000 Series 2025-5C38-B 5.72%
(d)
11/15/2058 125,613
Benchmark Mortgage Trust ,
3,967,722 Series 2024-V12-XA 0.85%
(d)(e)
12/15/2057 124,754
100,000 Series 2024-V6-D 4.00% 03/15/2057 90,409
3,566,269 Series 2025-V15-XA 1.12%
(d)(e)
06/15/2058 156,640
100,000 Series 2025-V16-C 5.95%
(d)
08/15/2058 100,315
3,149,727 Series 2025-V16-XA 0.96%
(d)(e)
08/15/2058 122,164
250,000 Series 2025-V18-C 6.14% 10/15/2058 250,156
3,475,606 Series 2025-V18-XA 1.26%
(c)(d)(e)
10/15/2058 183,522
128,000 Series 2025-V19-C 5.75%
(d)
01/15/2058 128,629
BMO Mortgage Trust ,
150,000 Series 2024-5C3-D 4.00%
(c)
02/15/2057 134,849
150,000 Series 2024-5C5-D 4.50%
(c)
02/15/2057 134,825
150,000 Series 2025-5C10-C 6.49%
(d)
05/15/2058 153,956
136,000 Series 2025-5C13-C 5.88%
(d)
12/15/2058 136,211
2,651,000 Series
2025-5C13-XA 1.20%
(d)(e)
12/15/2058 135,545
BMP Trust ,
100,000 Series 2024-MF23-D
(CME Term SOFR
1 Month + 2.39%,
2.39% Floor ) 6.14%
(c)
06/15/2041 100,426
BX Commercial Mortgage Trust ,
150,000 Series
2022-CSMO-A
(CME Term SOFR
1 Month + 2.11% ) 5.86%
(c)
06/15/2027 150,430
100,000 Series 2024-GPA2-D
(CME Term SOFR
1 Month + 2.59%,
2.59% Floor ) 6.34%
(c)
11/15/2041 100,275
73,062 Series
2024-MDHS-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 6.44%
(c)
05/15/2041 73,297
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
88,545 Series 2024-MF-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 6.44%
(c)
02/15/2039 88,925
BX Trust ,
100,000 Series 2021-LGCY-D
(CME Term SOFR
1 Month + 1.42% ) 5.17%
(c)
10/15/2036 99,706
84,533 Series 2021-RISE-D
(CME Term SOFR
1 Month + 1.86% ) 5.61%
(c)
11/15/2036 84,526
100,000 Series 2021-VIEW-B
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor ) 5.66%
(c)
06/15/2036 99,960
72,121 Series 2024-CNYN-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 6.44%
(c)
04/15/2041 72,611
100,000 Series 2025-ARIA-C 5.52%
(c)(d)
12/13/2042 100,864
CHI Commercial Mortgage Trust ,
100,000 Series 2025-SFT-C 6.60%
(c)(d)
04/15/2042 103,769
DBC Mortgage Trust ,
100,000 Series 2025-DBC-D
(CME Term SOFR
1 Month + 2.60% ) 6.35%
(c)
11/15/2042 100,702
ELP Commercial Mortgage Trust ,
100,000 Series 2025-ELP-E 6.45%
(c)(d)
11/13/2042 100,705
Great Wolf Trust ,
100,000 Series
2024-WOLF-D
(CME Term SOFR
1 Month + 2.89%,
2.89% Floor ) 6.64%
(c)
03/15/2039 100,688
Hilton USA Trust ,
100,000 Series 2016-HHV-C 4.19%
(c)(d)
11/05/2038 99,465
100,000 Series 2016-SFP-A 2.83%
(c)
11/05/2035 86,702
JPMDB Commercial Mortgage Securities Trust ,
140,000 Series 2017-C7-B 3.99% 10/15/2050 133,066
MHP ,
100,000 Series 2021-STOR-E
(CME Term SOFR
1 Month + 1.86% ) 5.62%
(c)
07/15/2038 99,829
MHP Commercial Mortgage Trust ,
100,000 Series 2021-STOR-D
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor ) 5.22%
(c)
07/15/2038 99,844
Morgan Stanley Bank of America Merrill Lynch Trust ,
94,869 Series 2013-C11-AS 4.08%
(d)
08/15/2046 91,934
100,000 Series 2025-5C2-C 5.74%
(d)
11/15/2058 99,708
MSBAM Commercial Mortgage Securities Trust ,
96,914 Series
2012-CKSV-A2 3.28%
(c)
10/15/2030 93,376
MTN Commercial Mortgage Trust ,
100,000 Series 2022-LPFL-D
(CME Term SOFR
1 Month + 2.94%,
2.94% Floor ) 6.70%
(c)
03/15/2039 100,111
Natixis Commercial Mortgage Securities Trust ,
100,000 Series 2019-10K-E 4.13%
(c)(d)
05/15/2039 93,205
NYC Commercial Mortgage Trust ,
100,000 Series 2025-300P-E 7.39%
(c)(d)
07/13/2042 101,614
SCOTT Trust ,
100,000 Series 2023-SFS-AS 6.20%
(c)
03/10/2040 101,831

|
December 31, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
UBS Commercial Mortgage Trust ,
150,000 Series 2018-C13-B 4.79%
(d)
10/15/2051 143,791
Wells Fargo Commercial Mortgage Trust ,
200,000 Series 2025-5C4-D 4.50%
(c)
05/15/2058 180,000
2,067,974 Series 2025-5C4-XA 1.12%
(d)(e)
05/15/2058 89,201
123,000 Series 2025-5C7-C 5.80%
(d)
12/15/2058 123,025
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $6,306,573) 6,359,451
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 18.0%
EFMT ,
750,000 Series
2025-INV2-B2 7.48%
(c)(d)
05/26/2070 749,598
FHLMC STACR REMICS Trust ,
300,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00% ) 5.87%
(c)
03/25/2044 302,285
J.P. Morgan Mortgage Trust ,
500,000 Series 2024-VIS2-B2 7.71%
(c)(d)
11/25/2064 501,340
600,000 Series
2025-NQM5-M1A 5.67%
(c)(d)
05/25/2065 602,727
MFA Trust ,
750,000 Series
2025-NQM5-M1 5.89%
(c)(d)
11/25/2070 756,113
Morgan Stanley Residential Mortgage Loan Trust ,
740,000 Series
2025-NQM5-B1 7.00%
(c)(d)
07/25/2070 745,365
OBX Trust ,
600,000 Series
2024-NQM17-M1 6.65%
(c)(d)
11/25/2064 611,132
625,000 Series
2024-NQM18-M1 6.17%
(c)(d)
10/25/2064 631,316
600,000 Series
2025-NQM23-M1 5.67%
(c)(d)
10/25/2065 604,515
PRPM Trust ,
750,000 Series
2025-NQM3-B1 6.94%
(c)(d)
05/25/2070 753,541
600,000 Series
2025-NQM6-B1 6.96%
(c)(d)
12/25/2070 602,737
Verus Securitization Trust ,
625,000 Series 2024-9-B1 6.85%
(c)(d)
11/25/2069 630,052
500,000 Series 2025-1-B1 7.01%
(c)(d)
01/25/2070 509,699
700,000 Series 2025-11-B1 6.41%
(c)(d)
11/25/2070 698,679
625,000 Series 2025-2-B1 6.97%
(c)
03/25/2070 631,618
750,000 Series 2025-5-B1 7.06%
(c)(d)
06/25/2070 761,256
750,000 Series 2025-6-B1 6.87%
(c)(d)
07/25/2070 757,339
750,000 Series 2025-9-B2 7.38%
(c)(d)
10/27/2070 751,475
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $11,522,515) 11,600,787
US CORPORATE BONDS 37.3%
250,000 1261229 BC Ltd. 10.00%
(c)
04/15/2032 260,192
120,000 Acrisure LLC 6.75%
(c)
07/01/2032 124,145
105,000 Acushnet Co. 5.63%
(c)
12/01/2033 106,442
63,000 Agree LP 5.63% 06/15/2034 66,052
76,000 Alliant Energy Corp.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.08%) 5.75% 04/01/2056 75,971
174,000 Allied Universal
Holdco LLC 7.88%
(c)
02/15/2031 183,478
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
44,000 American Airlines,
Inc. 8.50%
(c)
05/15/2029 46,047
100,000 American Axle &
Manufacturing,
Inc. 6.38%
(c)
10/15/2032 101,893
65,000 American Axle &
Manufacturing,
Inc. 7.75%
(c)
10/15/2033 66,244
43,000 American Express
Co. (SOFR +
1.44%) 5.02% 04/25/2031 44,324
40,000 Antero Midstream
Partners LP 5.75%
(c)
07/01/2034 40,322
85,000 Anywhere Real
Estate Group LLC 5.25%
(c)
04/15/2030 79,741
70,000 APH Somerset
Investor 2 LLC 7.88%
(c)
11/01/2029 70,752
206,000 AthenaHealth
Group, Inc. 6.50%
(c)
02/15/2030 205,555
43,000 AutoZone, Inc. 5.13% 06/15/2030 44,367
155,000 Azorra Finance Ltd. 7.25%
(c)
01/15/2031 163,027
82,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.68%) 6.63%
(f)
05/01/2030 85,505
174,000 Bausch + Lomb
Corp. 8.38%
(c)
10/01/2028 181,830
76,000 Block Financial LLC 5.38% 09/15/2032 76,515
95,000 Brown & Brown,
Inc. 5.25% 06/23/2032 97,365
295,000 Builders
FirstSource, Inc. 6.38%
(c)
03/01/2034 305,379
170,000 Builders
FirstSource, Inc. 6.75%
(c)
05/15/2035 177,950
50,000 CACI International,
Inc. 6.38%
(c)
06/15/2033 51,796
155,000 Caesars
Entertainment,
Inc. 6.00%
(c)
10/15/2032 150,847
41,000 Carnival Corp. 5.13%
(c)
05/01/2029 41,475
250,000 Carnival Corp. 5.88%
(c)
06/15/2031 258,416
75,000 Carnival Corp. 5.75%
(c)
08/01/2032 77,065
103,000 CCO Holdings LLC 5.13%
(c)
05/01/2027 102,918
170,000 CCO Holdings LLC 4.75%
(c)
03/01/2030 162,464
126,000 CCO Holdings LLC 4.75%
(c)
02/01/2032 115,250
60,000 CCO Holdings LLC 4.25%
(c)
01/15/2034 51,073
30,000 Celanese US
Holdings LLC 6.50% 04/15/2030 30,175
30,000 Celanese US
Holdings LLC 6.75% 04/15/2033 29,869
22,000 Cheniere Energy,
Inc. 5.65% 04/15/2034 22,833
180,000 Chord Energy Corp. 6.00%
(c)
10/01/2030 182,892
115,000 Chord Energy Corp. 6.75%
(c)
03/15/2033 119,000
90,000 CHS/Community
Health Systems,
Inc. 6.00%
(c)
01/15/2029 90,325
85,000 Cipher Compute
LLC 7.13%
(c)
11/15/2030 86,677
63,000 Citigroup, Inc.
(SOFR + 1.46%) 4.95% 05/07/2031 64,372

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
55,000 Citigroup, Inc. (5-
year CMT T-Note
+ 2.89%) 6.88%
(f)
08/15/2030 57,186
190,000 Clarios Global LP 6.75%
(c)
02/15/2030 198,846
275,000 Clarios Global LP 6.75%
(c)
09/15/2032 285,337
65,000 Clear Channel
Outdoor
Holdings, Inc. 7.50%
(c)
06/01/2029 64,601
205,000 Clear Channel
Outdoor
Holdings, Inc. 7.13%
(c)
02/15/2031 215,391
50,000 Cloud Software
Group, Inc. 9.00%
(c)
09/30/2029 52,110
160,000 Cloud Software
Group, Inc. 6.63%
(c)
08/15/2033 158,668
80,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(c)
04/15/2032 82,316
84,000 CMS Energy Corp.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.96%) 6.50% 06/01/2055 86,423
75,000 CNX Midstream
Partners LP 4.75%
(c)
04/15/2030 73,064
85,000 CommScope LLC 9.50%
(c)
12/15/2031 85,927
10,000 Consumers Energy
Co. 4.50% 01/15/2031 10,122
45,000 CoreWeave, Inc. 9.25%
(c)
06/01/2030 41,886
70,000 Cornerstone
Building Brands,
Inc. 9.50%
(c)
08/15/2029 51,857
160,000 Dcli Bidco LLC 7.75%
(c)
11/15/2029 164,594
165,000 Dealer Tire LLC 8.00%
(c)
02/01/2028 165,887
55,000 Dell International
LLC 5.10% 02/15/2036 54,342
64,000 Delta Air Lines, Inc. 4.95% 07/10/2028 65,168
76,000 Directv Financing
LLC 5.88%
(c)
08/15/2027 76,489
110,000 Directv Financing
LLC 8.88%
(c)
02/01/2030 111,435
95,000 DISH DBS Corp. 5.75%
(c)
12/01/2028 93,326
55,000 DISH DBS Corp. 5.13% 06/01/2029 48,861
86,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(c)
10/15/2029 74,561
84,000 EchoStar Corp. 10.75% 11/30/2029 92,953
70,000 Ellucian Holdings,
Inc. 6.50%
(c)
12/01/2029 71,551
180,000 EMRLD Borrower
LP 6.63%
(c)
12/15/2030 187,697
105,000 Energizer Holdings,
Inc. 6.00%
(c)
09/15/2033 100,848
72,000 Entergy Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.67%) 7.13% 12/01/2054 75,648
88,000 Essential Properties
LP 5.40% 12/01/2035 88,205
64,000 Extra Space Storage
LP 5.40% 06/15/2035 65,639
51,000 Fertitta
Entertainment
LLC 6.75%
(c)
01/15/2030 48,526
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
69,000 Fiserv, Inc. 4.55% 02/15/2031 68,333
125,000 Flash Compute LLC 7.25%
(c)
12/31/2030 124,002
40,000 Flex Ltd. 5.25% 01/15/2032 40,790
63,000 Florida Gas
Transmission
Co. LLC 5.75%
(c)
07/15/2035 65,549
40,000 Freedom Mortgage
Holdings LLC 8.38%
(c)
04/01/2032 42,138
35,000 FTAI Aviation
Investors LLC 5.88%
(c)
04/15/2033 35,599
85,000 Full House Resorts,
Inc. 8.25%
(c)
02/15/2028 74,162
20,000 GE HealthCare
Technologies,
Inc. 4.15% 12/15/2028 20,058
64,000 GE HealthCare
Technologies,
Inc. 4.80% 01/15/2031 65,203
90,000 Genesee &
Wyoming, Inc. 6.25%
(c)
04/15/2032 92,925
40,000 Global Payments,
Inc. 5.20% 11/15/2032 40,047
50,000 Goat Holdco LLC 6.75%
(c)
02/01/2032 51,393
80,000 Goldman Sachs
Group, Inc. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.85%
(f)
02/10/2030 83,515
62,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 1.55%) 5.33% 07/23/2035 63,724
255,000 Graham Holdings
Co. 5.63%
(c)
12/01/2033 258,090
75,000 Gray Media, Inc. 9.63%
(c)
07/15/2032 77,889
115,000 Gray Media, Inc. 7.25%
(c)
08/15/2033 117,580
185,000 Griffon Corp. 5.75% 03/01/2028 185,460
44,000 Guardian Life
Global Funding 4.80%
(c)
04/28/2030 44,984
179,000 Gulfport Energy
Operating Corp. 6.75%
(c)
09/01/2029 185,074
70,000 Herc Holdings, Inc. 7.00%
(c)
06/15/2030 73,712
35,000 Herc Holdings, Inc. 5.75%
(c)
03/15/2031 35,540
35,000 Herc Holdings, Inc. 6.00%
(c)
03/15/2034 35,488
70,000 Hewlett Packard
Enterprise Co. 4.40% 10/15/2030 69,807
65,000 Hilcorp Energy I LP 7.25%
(c)
02/15/2035 61,814
92,000 HUB International
Ltd. 7.25%
(c)
06/15/2030 96,644
35,000 Icahn Enterprises
LP 5.25% 05/15/2027 34,545
32,000 Illumina, Inc. 4.75% 12/12/2030 32,315
65,000 JBS USA Holding
Lux Sarl 5.50%
(c)
01/15/2036 66,091
25,000 JetBlue Airways
Corp. 9.88%
(c)
09/20/2031 25,208
62,000 JPMorgan Chase
& Co. (SOFR +
1.44%) 5.10% 04/22/2031 64,040
195,000 Kodiak Gas Services
LLC 6.50%
(c)
10/01/2033 199,238
95,000 Kodiak Gas Services
LLC 6.75%
(c)
10/01/2035 97,724
100,000 Lamar Media Corp. 5.38%
(c)
11/01/2033 99,470

|
December 31, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
225,000 Level 3 Financing,
Inc. 6.88%
(c)
06/30/2033 230,422
260,000 Life Time, Inc. 6.00%
(c)
11/15/2031 266,535
110,000 LifePoint Health,
Inc. 8.38%
(c)
02/15/2032 119,491
104,000 LifePoint Health,
Inc. 10.00%
(c)
06/01/2032 110,587
115,000 Light & Wonder
International,
Inc. 6.25%
(c)
10/01/2033 116,480
100,000 Lindblad
Expeditions LLC 7.00%
(c)
09/15/2030 104,365
64,000 Lineage OP LP 5.25%
(c)
07/15/2030 64,631
245,000 Madison IAQ LLC 5.88%
(c)
06/30/2029 243,708
41,000 Marriott
International,
Inc. 4.50% 10/15/2031 41,107
64,000 Marvell
Technology, Inc. 4.75% 07/15/2030 64,861
62,000 MasTec, Inc. 5.90% 06/15/2029 64,693
100,000 Matador Resources
Co. 6.50%
(c)
04/15/2032 101,481
16,000 Mattel, Inc. 5.00% 11/17/2030 16,116
110,000 McGraw-Hill
Education, Inc. 7.38%
(c)
09/01/2031 116,140
90,000 Medline Borrower
LP 5.25%
(c)
10/01/2029 90,540
40,000 Meta Platforms,
Inc. 4.60% 11/15/2032 40,333
92,000 MetLife, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.08%) 6.35% 03/15/2055 97,072
40,000 Michaels Cos., Inc.
(The) 5.25%
(c)
05/01/2028 38,501
85,000 Midwest Gaming
Borrower LLC 4.88%
(c)
05/01/2029 83,669
115,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(c)
04/01/2032 117,969
44,000 Molex Electronic
Technologies LLC 4.75%
(c)
04/30/2028 44,525
63,000 Motorola
Solutions, Inc. 5.20% 08/15/2032 64,989
215,000 Nabors Industries,
Inc. 9.13%
(c)
01/31/2030 225,589
70,000 Nabors Industries,
Inc. 7.63%
(c)
11/15/2032 68,846
50,000 NCL Corp. Ltd. 5.88%
(c)
01/15/2031 49,839
50,000 NCL Corp. Ltd. 6.25%
(c)
09/15/2033 50,003
70,000 Neptune Bidco US,
Inc. 10.38%
(c)
05/15/2031 71,814
55,000 Newell Brands, Inc. 6.38% 05/15/2030 53,783
30,000 NGL Energy
Operating LLC 8.13%
(c)
02/15/2029 31,158
82,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 6.95% 11/30/2054 85,778
90,000 Nissan Motor
Acceptance Co.
LLC 6.13%
(c)
09/30/2030 90,079
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
35,000 Novelis Corp. 6.88%
(c)
01/30/2030 36,359
100,000 NRG Energy, Inc. 6.00%
(c)
02/01/2033 102,178
55,000 Olin Corp. 6.63%
(c)
04/01/2033 54,655
74,000 Omega Healthcare
Investors, Inc. 3.25% 04/15/2033 65,901
100,000 OneMain Finance
Corp. 6.13% 05/15/2030 102,193
89,000 OneMain Finance
Corp. 7.50% 05/15/2031 93,706
135,000 OneMain Finance
Corp. 6.50% 03/15/2033 136,637
40,000 Oracle Corp. 4.80% 09/26/2032 38,628
179,000 Panther Escrow
Issuer LLC 7.13%
(c)
06/01/2031 185,601
165,000 Park Intermediate
Holdings LLC 7.00%
(c)
02/01/2030 169,960
62,000 Paychex, Inc. 5.35% 04/15/2032 64,251
295,000 PennyMac Financial
Services, Inc. 6.88%
(c)
05/15/2032 308,996
63,000 PSEG Power LLC 5.20%
(c)
05/15/2030 64,473
70,000 Qnity Electronics,
Inc. 6.25%
(c)
08/15/2033 72,646
72,000 Qorvo, Inc. 3.38%
(c)
04/01/2031 66,847
69,000 Quanta Services,
Inc. 4.50% 01/15/2031 69,182
240,000 Quikrete Holdings,
Inc. 6.75%
(c)
03/01/2033 250,795
350,000 QXO Building
Products, Inc. 6.75%
(c)
04/30/2032 365,827
140,000 Radiology Partners,
Inc. 8.50%
(c)
07/15/2032 146,424
120,000 RHP Hotel
Properties LP 6.50%
(c)
06/15/2033 125,228
305,000 Rivers Enterprise
Borrower LLC 6.63%
(c)
02/01/2033 312,017
145,000 Rivers Enterprise
Lender LLC 6.25%
(c)
10/15/2030 148,074
70,000 Rocket Cos., Inc. 6.13%
(c)
08/01/2030 72,398
70,000 Rocket Cos., Inc. 6.38%
(c)
08/01/2033 73,071
63,000 Rollins, Inc. 5.25% 02/24/2035 64,309
61,000 Royal Caribbean
Cruises Ltd. 5.38% 01/15/2036 61,279
45,000 Sabra Health Care
LP 3.20% 12/01/2031 41,240
38,000 Sabre GLBL, Inc. 10.75%
(c)
11/15/2029 32,340
47,000 Sabre GLBL, Inc. 10.75%
(c)
03/15/2030 38,685
185,000 Sirius XM Radio LLC 5.50%
(c)
07/01/2029 186,621
65,000 SM Energy Co. 7.00%
(c)
08/01/2032 63,940
280,000 Solstice Advanced
Materials, Inc. 5.63%
(c)
09/30/2033 282,636
92,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.07%) 6.38% 03/15/2055 96,072
41,000 Southern Power
Co. 4.90% 10/01/2035 40,583
90,000 Standard Building
Solutions, Inc. 6.50%
(c)
08/15/2032 92,722
75,000 Standard Building
Solutions, Inc. 5.88%
(c)
03/15/2034 75,266
185,000 Staples, Inc. 10.75%
(c)
09/01/2029 184,157
50,000 Star Leasing Co. LLC 7.63%
(c)
02/15/2030 46,558

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
155,000 Starwood Property
Trust, Inc. 5.25%
(c)
10/15/2028 156,714
80,000 Talen Energy
Supply LLC 6.25%
(c)
02/01/2034 81,631
65,000 Tallgrass Energy
Partners LP 7.38%
(c)
02/15/2029 67,425
55,000 Tallgrass Energy
Partners LP 6.75%
(c)
03/15/2034 55,032
100,000 Taylor Morrison
Communities,
Inc. 5.75%
(c)
11/15/2032 102,952
20,000 Tenet Healthcare
Corp. 5.50%
(c)
11/15/2032 20,287
20,000 Tenet Healthcare
Corp. 6.00%
(c)
11/15/2033 20,604
57,000 Textron, Inc. 5.50% 05/15/2035 59,188
40,000 T-Mobile USA, Inc. 4.63% 01/15/2033 39,774
63,000 Trans-Allegheny
Interstate Line
Co. 5.00%
(c)
01/15/2031 64,758
90,000 TransDigm, Inc. 6.88%
(c)
12/15/2030 94,232
130,000 TransDigm, Inc. 6.38%
(c)
05/31/2033 133,485
10,000 TransDigm, Inc. 6.25%
(c)
01/31/2034 10,382
15,000 TransDigm, Inc. 6.75%
(c)
01/31/2034 15,635
78,000 Trident TPI
Holdings, Inc. 12.75%
(c)
12/31/2028 80,018
174,000 UKG, Inc. 6.88%
(c)
02/01/2031 179,010
175,000 United Natural
Foods, Inc. 6.75%
(c)
10/15/2028 176,004
160,000 United Rentals
North America,
Inc. 5.38%
(c)
11/15/2033 159,984
60,000 Uniti Group LP 8.63%
(c)
06/15/2032 59,150
80,000 Univision
Communications,
Inc. 7.38%
(c)
06/30/2030 81,600
190,000 US Foods, Inc. 5.75%
(c)
04/15/2033 193,708
85,000 Vail Resorts, Inc. 6.50%
(c)
05/15/2032 88,259
55,000 Venture Global
LNG, Inc. 8.38%
(c)
06/01/2031 54,725
83,000 Venture Global
LNG, Inc. 9.88%
(c)
02/01/2032 85,797
55,000 Venture Global
Plaquemines LNG
LLC 6.13%
(c)
12/15/2030 56,041
110,000 Venture Global
Plaquemines LNG
LLC 7.50%
(c)
05/01/2033 118,916
85,000 Venture Global
Plaquemines LNG
LLC 6.50%
(c)
01/15/2034 87,104
195,000 Veritiv Operating
Co. 10.50%
(c)
11/30/2030 209,910
40,000 Verizon
Communications,
Inc. 4.75% 01/15/2033 39,981
76,000 Vertiv Group Corp. 4.13%
(c)
11/15/2028 75,111
37,000 VICI Properties LP 5.13% 05/15/2032 37,268
299,000 Victra Holdings LLC 8.75%
(c)
09/15/2029 316,933
335,000 Viking Cruises Ltd. 5.88%
(c)
10/15/2033 340,344
43,000 Viper Energy
Partners LLC 4.90% 08/01/2030 43,521
21,000 Vistra Operations
Co. LLC 4.38%
(c)
05/01/2029 20,747
35,000 Vital Energy, Inc. 7.88%
(c)
04/15/2032 34,509
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
70,000 Voyager Parent LLC 9.25%
(c)
07/01/2032 74,321
22,000 VSP Optical Group,
Inc. 5.45%
(c)
12/01/2035 22,155
79,000 VT Topco, Inc. 8.50%
(c)
08/15/2030 82,882
175,000 Walker & Dunlop,
Inc. 6.63%
(c)
04/01/2033 180,382
444,000 Wand NewCo 3,
Inc. 7.63%
(c)
01/30/2032 470,121
75,000 Warnermedia
Holdings, Inc. 4.05% 03/15/2029 72,967
25,000 Warnermedia
Holdings, Inc. 4.28% 03/15/2032 21,977
45,000 Warnermedia
Holdings, Inc. 5.05% 03/15/2042 31,781
300,000 Watco Cos. LLC 7.13%
(c)
08/01/2032 314,360
260,000 Wayfair LLC 7.25%
(c)
10/31/2029 271,623
70,000 Wayfair LLC 6.75%
(c)
11/15/2032 72,048
165,000 WBI Operating LLC 6.50%
(c)
10/15/2033 164,463
180,000 Weatherford
International Ltd. 6.75%
(c)
10/15/2033 184,436
57,000 WEC Energy Group,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.91%) 5.63% 05/15/2056 57,401
62,000 Wells Fargo & Co.
(SOFR + 1.50%) 5.15% 04/23/2031 64,012
355,000 WESCO
Distribution, Inc. 6.38%
(c)
03/15/2033 370,872
53,000 Westinghouse
Air Brake
Technologies
Corp. 4.90% 05/29/2030 54,320
70,000 Whirlpool Corp. 6.50% 06/15/2033 67,929
12,000 Willis North
America, Inc. 4.55% 03/15/2031 12,020
55,000 Windstream
Services LLC 8.25%
(c)
10/01/2031 57,789
40,000 Windstream
Services LLC 7.50%
(c)
10/15/2033 41,038
131,000 WR Grace Holdings
LLC 5.63%
(c)
08/15/2029 125,207
269,000 XHR LP 6.63%
(c)
05/15/2030 277,967
100,000 XPO, Inc. 7.13%
(c)
06/01/2031 104,676
Total US Corporate Bonds
(Cost $23,690,335) 24,073,203
SHORT TERM INVESTMENTS 5.7%
1,845,961 JPMorgan U.S.
Government
Money Market
Fund - Class IM 3.72%
(g)
1,845,961
1,845,961 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 3.69%
(g)
1,845,961
Total Short Term Investments
(Cost $3,691,922) 3,691,922
Total Investments 100.1%
(Cost $63,996,604) 64,597,218
Liabilities in Excess of Other Assets (0.1)% (63,736)
NET ASSETS 100.0% $64,533,482

|
December 31, 2025

(a) Represents less than 0.05% of net assets.
(b) Value determined using significant unobservable inputs.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to approximately $41,856,168 or
64.86% of net assets.
(d) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(e) Interest only security.
(f) Perpetual maturity. The date disclosed is the next call date of the security.
(g) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FTAI Fortress Transportation and Infrastructure Investors LLC
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit

Schedule of Investments DoubleLine Asset-Backed Securities ETF
(Unaudited)
December 31, 2025

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 98.5%
Aaset Ltd. ,
963,717 Series 2025-2A-A 5.52%
(a)
02/16/2050 980,767
Aaset MT-1 Ltd. ,
995,512 Series 2025-3A-B 5.73%
(a)
02/16/2050 994,125
Aaset Trust ,
580,468 Series 2021-2A-A 2.80%
(a)
01/15/2047 550,757
651,413 Series 2021-2A-B 3.54%
(a)
01/15/2047 622,621
608,108 Series 2024-1A-B 6.90%
(a)
05/16/2049 619,542
AB Issuer LLC ,
705,665 Series 2021-1-A2 3.73%
(a)
07/30/2051 670,730
Affirm Asset Securitization Trust ,
1,500,000 Series 2024-B-A 4.62%
(a)
09/15/2029 1,504,328
ALTDE Trust ,
945,683 Series 2025-1A-B 6.53%
(a)
08/15/2050 955,364
APL Finance DAC ,
950,000 Series 2025-1A-B 5.28%
(a)
03/20/2036 944,864
AutoNation Finance Trust ,
750,000 Series 2025-1A-C 5.19%
(a)
12/10/2030 764,746
700,000 Series 2025-1A-D 5.63%
(a)
09/10/2032 713,645
Avant Loans Funding Trust ,
275,000 Series 2025-REV1-B 5.42%
(a)
05/15/2034 276,731
BHG Securitization Trust ,
71,169 Series 2022-A-B 2.70%
(a)
02/20/2035 70,875
Blackbird Capital Aircraft Lease Securitization Ltd. ,
83,529 Series 2016-1A-B 5.68%
(a)(b)
12/16/2041 83,862
Blackbird Capital II Aircraft Lease Ltd. ,
1,103,879 Series 2021-1A-A 2.44%
(a)
07/15/2046 1,050,016
357,896 Series 2021-1A-B 3.45%
(a)
07/15/2046 344,190
Bojangles Issuer LLC ,
922,688 Series 2024-1A-A2 6.58%
(a)
11/20/2054 934,040
Carvana Auto Receivables Trust ,
571,514 Series 2021-N1-E 2.88%
(a)
01/10/2028 566,407
1,553,000 Series 2021-P2-C 1.60% 06/10/2027 1,530,528
232,539 Series 2021-P4-A4 1.64% 12/10/2027 230,768
2,390,879 Series 2022-P1-A4 3.52% 02/10/2028 2,385,474
Castlelake Aircraft Structured Trust ,
1,401,959 Series 2025-1A-B 6.50%
(a)
02/15/2050 1,429,663
Cherry Securitization Trust ,
1,500,000 Series 2024-1A-A 5.70%
(a)
04/15/2032 1,512,668
Cloud Capital Holdco LP ,
1,000,000 Series 2024-1A-A3 6.07%
(a)
11/22/2049 1,002,237
Cologix Data Centers US Issuer LLC ,
500,000 Series 2021-1A-A2 3.30%
(a)
12/26/2051 491,604
1,250,000 Series 2021-1A-B 3.79%
(a)
12/26/2051 1,217,975
Compass Datacenters Issuer II LLC ,
1,000,000 Series 2024-1A-A2 5.75%
(a)
02/25/2049 1,008,876
250,000 Series 2024-2A-B2 6.00%
(a)
08/25/2049 251,884
CPS Auto Receivables Trust ,
97,305 Series 2022-A-D 2.84%
(a)
04/16/2029 96,894
1,000,000 Series 2024-D-C 4.76%
(a)
01/15/2031 1,002,508
CyrusOne Data Centers Issuer I LLC ,
1,000,000 Series 2024-3A-A2 4.65%
(a)
05/20/2049 961,573
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 497,751
DataBank Issuer II LLC ,
500,000 Series 2025-1A-B 5.67%
(a)
09/27/2055 489,822
DB Master Finance LLC ,
288,000 Series 2021-1A-A23 2.79%
(a)
11/20/2051 257,160
Dividend Solar Loans LLC ,
947,279 Series 2018-1-B 4.29%
(a)
07/20/2038 895,555
370,382 Series 2018-2-B 4.25%
(a)
12/20/2038 347,289
263,252 Series 2019-1-A 3.67%
(a)
08/22/2039 245,737
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Domino's Pizza Master Issuer LLC ,
500,000 Series 2025-1A-A2II 5.22%
(a)
07/25/2055 504,944
EDI ABS Issuer LLC ,
1,000,000 Series 2025-1A-B 4.55%
(a)
07/25/2055 952,980
EWC Master Issuer LLC ,
2,171,250 Series 2022-1A-A2 5.50%
(a)
03/15/2052 2,147,657
Foundation Finance Trust ,
676,127 Series 2023-1A-B 6.27%
(a)
12/15/2043 697,000
Global SC Finance VII Srl ,
113,371 Series 2020-1A-A 2.17%
(a)
10/17/2040 108,967
108,864 Series 2020-2A-A 2.26%
(a)
11/19/2040 104,706
Goodgreen Trust ,
51,489 Series 2017-2A-A 3.26%
(a)
10/15/2053 47,106
149,655 Series 2021-1A-A 2.66%
(a)
10/15/2056 123,810
GoodLeap Home Improvement Solutions Trust ,
982,244 Series 2025-1A-B 6.27%
(a)
02/20/2049 997,320
GoodLeap Sustainable Home Solutions Trust ,
61,857 Series 2021-3CS-A 2.10%
(a)
05/20/2048 50,440
GreenSky Home Improvement Issuer Trust ,
975,000 Series 2025-1A-D 6.22%
(a)
03/25/2060 991,241
2,400,000 Series 2025-3A-A3 4.52%
(a)
12/27/2060 2,407,313
Hardee's Funding LLC ,
950,000 Series 2020-1A-A2 3.98%
(a)
12/20/2050 920,301
Hilton Grand Vacations Trust ,
2,000,000 Series 2025-3EXT-B 4.90%
(a)
10/25/2044 2,010,004
Horizon Aircraft Finance IV Ltd. ,
703,125 Series 2024-1-A 5.38%
(a)
09/15/2049 706,834
Jack in the Box Funding LLC ,
185,000 Series 2022-1A-A2II 4.14%
(a)
02/26/2052 162,369
JGWPT XXVII LLC ,
1,177,738 Series 2012-3A-A 3.22%
(a)
09/15/2065 1,080,963
Labrador Aviation Finance Ltd. ,
323,281 Series 2016-1A-A1 4.30%
(a)
01/15/2042 325,068
Loanpal Solar Loan Ltd. ,
181,712 Series 2020-2GF-A 2.75%
(a)
07/20/2047 155,283
577,677 Series 2021-2GS-A 2.22%
(a)
03/20/2048 471,601
Lunar Structured Aircraft Portfolio Notes ,
360,185 Series 2021-1-A 2.64%
(a)
10/15/2046 343,455
1,607,728 Series 2021-1-B 3.43%
(a)
10/15/2046 1,536,371
MACH 1 Cayman Ltd. ,
24,135 Series 2019-1-B 4.34%
(a)
10/15/2039 23,869
Mariner Finance Issuance Trust ,
720,000 Series 2021-AA-D 3.83%
(a)
03/20/2036 701,047
Mill City Solar Loan Ltd. ,
1,443,744 Series 2019-1A-A 4.34%
(a)
03/20/2043 1,363,423
Mosaic Solar Loan Trust ,
319,610 Series 2020-1A-A 2.10%
(a)
04/20/2046 283,574
111,647 Series 2021-3A-B 1.92%
(a)
06/20/2052 85,469
1,107,754 Series 2023-1A-A 5.32%
(a)
06/20/2053 1,060,430
MP LLC ,
997,387 Series 2025-1A-A 5.55%
(a)
11/15/2065 999,694
Navient Private Education Refi Loan Trust ,
1,500,000 Series 2020-BA-B 2.77%
(a)
01/15/2069 1,314,339
125,000 Series 2020-HA-B 2.78%
(a)
01/15/2069 109,133
Navigator Aircraft ABS Ltd. ,
448,310 Series 2021-1-A 2.77%
(a)(b)
11/15/2046 428,628
916,669 Series 2021-1-B 3.57%
(a)(b)
11/15/2046 880,624
Navigator Aviation Ltd. ,
1,130,952 Series 2024-1-B 6.09%
(a)
08/15/2049 1,155,109
990,491 Series 2025-1-B 5.89%
(a)
10/15/2050 991,407
Neighborly Issuer ,
1,016,400 Series 2022-1A-A2 3.70%
(a)
01/30/2052 963,553
Pagaya AI Debt Grantor Trust ,
658,275 Series 2024-5-C 7.27%
(a)
10/15/2031 662,841

|
December 31, 2025

Schedule of Investments DoubleLine Asset-Backed Securities ETF
(Cont.)
(Unaudited)
December 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
542,238 Series 2024-6-C 7.07%
(a)
11/15/2031 545,874
121,224 Series 2025-3-A1 5.03%
(a)
05/16/2032 121,254
Planet Fitness Master Issuer LLC ,
1,000,000 Series 2025-1A-A2II 5.65%
(a)
12/06/2055 1,002,872
Primrose Funding LLC ,
798,000 Series 2025-1A-A2 6.46%
(a)
07/30/2055 824,705
QTS Issuer ABS II LLC ,
1,500,000 Series 2025-1A-B 5.78%
(a)
10/05/2055 1,458,525
Redaptive Eaas Issuer LLC ,
750,000 Series 2025-1A-A 5.94%
(a)
03/25/2042 752,764
Retained Vantage Data Centers Issuer LLC ,
1,000,000 Series 2024-1A-B 5.78%
(a)
09/15/2049 996,111
Sabey Data Center Issuer LLC ,
1,000,000 Series 2022-1-A2 5.00%
(a)
06/20/2047 992,411
1,500,000 Series 2025-2-A2 5.97%
(a)
04/20/2050 1,543,470
Santander Drive Auto Receivables Trust ,
264,194 Series 2023-5-A3 6.02% 09/15/2028 264,948
Scalelogix Abs Us Issuer LLC ,
1,250,000 Series 2025-1A-B 6.16%
(a)
07/25/2055 1,257,479
Sierra Timeshare Receivables Funding LLC ,
314,024 Series 2023-2A-B 6.28%
(a)
04/20/2040 323,724
SoFi Consumer Loan Program Trust ,
1,250,000 Series 2025-1-C 5.42%
(a)
02/27/2034 1,270,465
1,250,000 Series 2025-1-D 5.72%
(a)
02/27/2034 1,270,695
750,000 Series 2025-3-C 5.04%
(a)
08/15/2034 754,710
SSI ABS Issuer LLC ,
485,284 Series 2025-1-A 6.15%
(a)
07/25/2065 492,442
Stellantis Financial Underwritten Enhanced Lease Trust ,
2,500,000 Series 2025-CA-C 4.44%
(a)
08/20/2030 2,505,547
Subway Funding LLC ,
990,000 Series 2024-1A-A23 6.51%
(a)
07/30/2054 1,025,344
Switch ABS Issuer LLC ,
1,000,000 Series 2025-1A-B 6.49%
(a)
03/25/2055 1,011,466
Textainer Marine Containers VII Ltd. ,
114,939 Series 2020-1A-A 2.73%
(a)
08/21/2045 111,482
TRP LLC ,
100,000 Series 2021-1-B 3.06%
(a)
06/19/2051 96,626
Upgrade Master Pass-Thru Trust ,
944,532 Series 2025-ST2-A 6.11%
(a)
06/15/2032 956,622
Upstart Securitization Trust ,
141,144 Series 2023-3-A 6.90%
(a)
10/20/2033 141,637
1,000,000 Series 2025-2-C 6.02%
(a)
06/20/2035 1,010,362
2,500,000 Series 2025-3-A2 4.60%
(a)
09/20/2035 2,506,406
1,500,000 Series 2025-3-B 5.02%
(a)
09/20/2035 1,495,417
1,500,000 Series 2025-3-C 5.43%
(a)
09/20/2035 1,491,933
2,450,000 Series 2025-4-A2 4.56%
(a)
11/20/2035 2,453,969
Vantage Data Centers Issuer LLC ,
1,500,000 Series 2025-2A-A2 5.24%
(a)
11/15/2055 1,488,453
1,300,000 Series 2025-3A-B 6.00%
(a)
11/15/2055 1,299,779
VB-S1 Issuer LLC - VBTEL ,
245,000 Series 2024-1A-C2 5.59%
(a)
05/15/2054 247,086
Vital Care Issuer LLC ,
750,000 Series 2025-1A-A2 6.74%
(a)
01/30/2056 758,588
Wendy's Funding LLC ,
362,897 Series 2021-1A-A2II 2.78%
(a)
06/15/2051 324,493
964,778 Series 2022-1A-A2II 4.54%
(a)
03/15/2052 939,309
Westlake Automobile Receivables Trust ,
500,000 Series 2025-2A-D 5.08%
(a)
05/15/2031 504,347
Willis Engine Structured Trust VI ,
470,279 Series 2021-A-A 3.10%
(a)
05/15/2046 444,709
Total Asset Backed Obligations
(Cost $90,337,209) 91,058,473
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SHORT TERM INVESTMENTS 1.3%
595,847 JPMorgan U.S.
Government
Money Market
Fund - Class IM 3.72%
(c)
595,847
595,847 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 3.69%
(c)
595,848
Total Short Term Investments
(Cost $1,191,695) 1,191,695
Total Investments 99.8%
(Cost $91,528,904) 92,250,168
Other Assets in Excess of Liabilities 0.2% 189,736
NET ASSETS 100.0% $92,439,904

DoubleLine ETF Trust
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to approximately $86,646,755 or
93.73% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Seven-day yield as of period end.

|
December 31, 2025

Notes to Schedule of Investments
(Unaudited)
December 31, 2025
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of December 31, 2025, the Trust consists of eight series, DoubleLine Opportunistic Core Bond ETF (the “Opportunistic Core Bond ETF”) (formerly known as DoubleLine
Opportunistic Bond ETF), DoubleLine Shiller CAPE
®
U.S. Equities ETF (the “Equities ETF”), DoubleLine Commercial Real Estate ETF
(the "Commercial Real Estate ETF"), DoubleLine Mortgage ETF (the "Mortgage ETF"), DoubleLine Commodity Strategy ETF (the
"Commodity Strategy ETF"), DoubleLine Fortune 500 Equal Weight ETF (the "Fortune 500 ETF"), DoubleLine Multi-Sector Income
ETF (the "Multi-Sector Income ETF"), and DoubleLine Asset-Backed Securities ETF (the "Asset-Backed Securities ETF") (each a “Fund”
and collectively the “Funds”). The Opportunistic Core Bond ETF, Equities ETF, Commercial Real Estate ETF, Mortgage ETF, Fortune
500 ETF, Multi-Sector Income ETF, and Asset-Backed Securities ETF are managed by DoubleLine ETF Adviser LP, and the Commodity
Strategy ETF is managed by DoubleLine Alternatives LP (each, an “Adviser” and collectively, the “Advisers”), which are registered as an investment advisers with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.
Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except the
Fortune 500 ETF, which is classified as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation.
The Funds' investment objectives and dates each Fund commenced operations and public trading are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended December 31, 2025.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Fund Name Investment Objective
Commencement of
Operations
Commencement of
Public Trading
DoubleLine Opportunistic Core Bond
ETF
Seek to maximize current income and total return
3/31/2022 4/5/2022
DoubleLine Shiller CAPE® U.S.
Equities ETF
Seek total return which exceeds the total return of the S&P
500® Index
3/31/2022 4/5/2022
DoubleLine Commercial Real Estate
ETF
Seek current income and capital preservation and as a
secondary objective, seek long-term capital appreciation
3/31/2023 4/4/2023
DoubleLine Mortgage ETF Seek total return (capital appreciation and current income)
which exceeds the total return of its benchmark index, the
Bloomberg U.S. Mortgage-Backed Securities Index, over a
full market cycle
3/31/2023 4/4/2023
DoubleLine Commodity Strategy ETF
(Consolidated)
Seek total return (capital appreciation and current income)
1/31/2024 2/1/2024
DoubleLine Fortune 500 Equal
Weight ETF
Seek to track the investment results (before fees and
expenses) of the Barclays Fortune 500 Equal Weighted Total
Return Index
1/31/2024 2/1/2024
DoubleLine Multi-Sector Income ETF To provide income, with a secondary objective of capital appreciation.
11/29/2024 12/3/2024
DoubleLine Asset-Backed Securities
ETF
Seek long-term total return while striving to generate
current income.
2/28/2025 3/4/2025

Notes to Schedule of Investments
(Cont.)

DoubleLine ETF Trust
(Unaudited)
December 31, 2025
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded.
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Schedule of Investments
(Cont.)
(Unaudited)
December 31, 2025
|
December 31, 2025

Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its Adviser, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as the Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of December 31,
2025:
Category
DoubleLine Opportunistic
Core Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF DoubleLine Mortgage ETF
DoubleLine Commodity
Strategy ETF
(Consolidated)
Investments in Securities
Level 1
Common Stocks $ — $ 330,268,681 $ — $ — $ —
Money Market Funds 23,240,254 534,504 18,351,930 19,553,752 1,389,588
Affiliated Mutual Funds 25,994,768 — — — —
Total Level 1 49,235,022 330,803,185 18,351,930 19,553,752 1,389,588
Level 2
US Government and Agency Mortgage
Backed Obligations 141,737,266 — 44,066,734 616,631,472 —
Non-Agency Commercial Mortgage Backed
Obligations 27,178,255 — 216,096,688 — —
Non-Agency Residential Collateralized
Mortgage Obligations 56,690,564 — 1,814,224 96,103,702 —
US Government and Agency Obligations 86,703,816 — — — —
US Corporate Bonds 84,432,389 — — — —
Collateralized Loan Obligations 19,377,837 — 52,642,192 — —
Asset Backed Obligations 52,769,294 — — — —
Other Short Term Investments 29,823,181 — — — 22,347,661
Foreign Corporate Bonds 46,922,750 — — — —
Bank Loans 14,443,106 — — — —
Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations 2,421,771 — — — —
Total Level 2 562,500,229 — 314,619,838 712,735,174 22,347,661
Level 3
Common Stocks 13,746 19,056 — — —
Total Level 3 13,746 19,056 — — —
Total $ 611,748,997 $ 330,822,241 $ 332,971,768 $ 732,288,926 $ 23,737,249
Other Financial Instruments
Assets
Level 1
Futures $ 332,066 $ — $ — $ 613,065 $ —
Level 2
Excess Return Swaps — — — — 278,604
Unfunded Loan Commitments 214 — — — —
Total Level 2 — — — — —
Level 3 — — — — —
Liabilities
Level 1
Futures $ (248,653) $ — $ — $ (421,769) $ —
Level 2

Notes to Schedule of Investments
(Cont.)

DoubleLine ETF Trust
(Unaudited)
December 31, 2025
Category (continued)
DoubleLine Opportunistic
Core Bond ETF
(continued)
DoubleLine Shiller
CAPE® U.S. Equities ETF
(continued)
DoubleLine Commercial
Real Estate ETF
(continued)
DoubleLine Mortgage ETF
(continued)
DoubleLine
Commodity Strategy
ETF (Consolidated)
(continued)
TBA Sale Commitments $ — $ — $ — $ (29,707,588) $ —
Level 3 — — — — —
Total $ 83,627 $ — $ — $ (29,516,292) $ 278,604
Category
DoubleLine Fortune 500
Equal Weight ETF
DoubleLine Multi-Sector
Income ETF
DoubleLine Asset-Backed
Securities ETF
Investments in Securities
Level 1
Common Stocks $ 21,000,486 $ — $ —
Money Market Funds 12,097 3,691,922 1,191,695
Total Level 1 21,012,583 3,691,922 1,191,695
Level 2
Asset Backed Obligations — 2,119,595 91,058,473
US Corporate Bonds — 24,073,203 —
Bank Loans — 11,801,529 —
Non-Agency Residential Collateralized
Mortgage Obligations — 11,600,787 —
Non-Agency Commercial Mortgage Backed
Obligations — 6,359,451 —
Collateralized Loan Obligations — 3,020,168 —
Foreign Corporate Bonds — 1,915,562 —
Total Level 2 — 60,890,295 91,058,473
Level 3
Common Stocks 1,640 15,001 —
Total Level 3 1,640 15,001 —
Total $ 21,014,223 $ 64,597,218 $ 92,250,168
Other Financial Instruments
Assets
Level 1 $ — $ — $ —
Level 2
Unfunded Loan Commitments — 153 —
Level 3 — — —
Total $ — $ 153 $ —
See the Schedules of Investments for further disaggregation of investment categories.